     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 1997


                                                               FILE NO. 33-70926
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                             ---------------------
                                    FORM N-4
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                        [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 4                      [X]

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940                    [ ]
                                AMENDMENT NO. 6                              [X]

                           PROVIDENT MUTUAL VARIABLE
                            ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                              1050 WESTLAKES DRIVE
                           BERWYN, PENNSYLVANIA 19312
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (610) 407-1717

                             ---------------------


                                                                  COPY TO:
                 M. DIANE KOKEN                            STEPHEN E. ROTH, ESQ.
      VICE PRESIDENT, GENERAL COUNSEL AND           SUTHERLAND, ASBILL & BRENNAN, L.L.P.
                    SECRETARY                          1275 PENNSYLVANIA AVENUE, N.W.
        PROVIDENT MUTUAL LIFE INSURANCE                     WASHINGTON, DC 20004
                    COMPANY                                    (202) 383-0158
              1050 WESTLAKES DRIVE
           BERWYN, PENNSYLVANIA 19312
    (NAME AND ADDRESS OF AGENT FOR SERVICE)


     It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)


         [X] on May 1, 1997 pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)

         [ ] on (date) pursuant to paragraph (a) of rule 485


     PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE NUMBER OF ITS SHARES UNDER THE SECURITIES ACT OF 1933. THE NOTICE REQUIRED BY SUCH RULE FOR THE REGISTRANT'S MOST RECENT YEAR WAS FILED ON FEBRUARY 26, 1997.


================================================================================

                             CROSS REFERENCE SHEET

                              PURSUANT TO RULE 495

     Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required By Form N-4.

                                     PART A


                   ITEM OF FORM N-4                             PROSPECTUS CAPTION
     --------------------------------------------  --------------------------------------------
1.   Cover Page..................................  Cover Page
2.   Definitions.................................  Definitions
3.   Synopsis....................................  Table of Expenses; Summary
4.   Condensed Financial Information.............  Condensed Financial Information; Yields and
                                                    Total Returns
5.   General Description of Registrant, Depositor  The Company, Variable Account and Funds
       and Portfolio Companies...................
                                                   The Company, Variable Account and Funds--
                                                    Provident Mutual Life Insurance Company
     a. Depositor................................
                                                   The Company, Variable Account and Funds--
                                                    The Provident Mutual Variable Annuity
                                                    Separate Account
     b. Registrant...............................
                                                   The Company, Variable Account and Funds--
     c. Portfolio Company........................
                                                   The Company, Variable Account and Funds--
     d. Fund Prospectus..........................
                                                   The Company, Variable Account and Funds--
                                                    Voting Rights
     e. Voting Rights............................
                                                   N/A
     f. Administrators...........................
6.   Deductions and Expenses.....................  Charges and Deductions
                                                   Charges and Deductions
     a. General..................................
                                                   Charges and Deductions--Surrender Charge
     b. Sales Load %.............................
                                                   N/A
     c. Special Purchase Plan....................
                                                   Distribution of Contracts
     d. Commissions..............................
                                                   Charges and Deductions
     e. Expenses--Registrant.....................
                                                   Charges and Deductions--Other Charges
                                                    Including Investment Advisory Fees of the
                                                    Fund
     f. Fund Expenses............................
                                                   N/A
     g. Organizational Expenses..................
7.   General Description of Variable Annuity       Description of Annuity Contract
     Contracts...................................
                                                   Premiums; Allocation of Premiums
     a.  (i) Allocation of Premium Payments......
                                                   Description of Annuity Contract--Transfer
                                                    Privilege; Payments
     (ii) Transfers..............................
                                                   N/A
     (iii) Exchanges.............................
                                                   Description of Annuity
                                                   Contract--Modification
     b. Changes..................................
                                                   Description of Annuity Contract--Contract
                                                    Inquiries
     c. Inquiries................................
8.   Annuity Period..............................  Payment Options

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

--------------------------------------------------------------------------------

         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT
                                   ISSUED BY
                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
         HOME OFFICE: 1050 WESTLAKES DRIVE, BERWYN, PENNSYLVANIA 19312
                            TELEPHONE (610) 407-1717
      ADMINISTRATIVE OFFICE: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713

                           TELEPHONE: 1-800-688-5177


--------------------------------------------------------------------------------

     This Prospectus describes the individual flexible premium deferred variable annuity contract ("Contract") being offered by Provident Mutual Life Insurance Company ("Provident Mutual"), a life insurance company domiciled in Pennsylvania. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code.


     Premiums and Contract Values will be allocated, as designated by the Owner, to one or more of the Subaccounts of the Provident Mutual Variable Annuity Separate Account (the "Variable Account"), or the Guaranteed Account (which is part of Provident Mutual's General Account and pays interest at declared rates guaranteed to equal or exceed 3%), or both. The assets of each Subaccount will be invested solely in a corresponding Portfolio of a designated mutual fund (the "Funds"). The Funds available under the Contract are: Market Street Fund, Inc.; Variable Insurance Trust Fund; Variable Insurance Trust Fund II; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dryfus Variable Investment Fund; and Federated Insurance Series. The Accompanying Prospectuses for the Funds describe the Portfolios of such Funds. The Contract Account Value prior to the Maturity Date, except for amounts in the Guaranteed Account, will vary according to the investment performance of the Portfolios of the Funds in which the selected Subaccounts are invested. The Owner bears the entire investment risk of amounts allocated to the Variable Account.


     This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor ought to know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on Page 37 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling Provident Mutual at the address or phone number for its Administrative Office shown above.
                                ---------------

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS.
                                ---------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES
  AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
      ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE
                        CONTRARY IS A CRIMINAL OFFENSE.
                                ---------------


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997

                               TABLE OF CONTENTS


                                                                                       PAGE
                                                                                       ----
Definitions..........................................................................     1
Table of Expenses....................................................................     2
Summary..............................................................................     7
Condensed Financial Information......................................................     9
The Company, Variable Account and Funds..............................................    10
     Provident Mutual Life Insurance Company.........................................    10
     The Provident Mutual Variable Annuity Separate Account..........................    10
     The Funds.......................................................................    11
          Market Street Fund, Inc....................................................    11
          Variable Insurance Products Fund and Variable Insurance Products Fund II...    12
          Scudder Variable Life Investment Fund......................................    13
          OCC Accumulation Trust.....................................................    14
          Dreyfus Variable Investment Fund...........................................    14
          Federated Insurance Series.................................................    15
          Resolving Material Conflicts...............................................    15
          Addition, Deletion or Substitution of Investments..........................    16
Description of Annuity Contract......................................................    16
     Issuance of a Contract..........................................................    16
     Premiums........................................................................    17
     Free Look Period................................................................    17
     Allocation of Premiums..........................................................    17
     Variable Account Value..........................................................    17
     Transfer Privilege..............................................................    18
     Withdrawals and Surrender.......................................................    20
     Death Benefit Before Maturity Date..............................................    21
     Proceeds on Maturity Date.......................................................    22
     Payments........................................................................    22
     Modification....................................................................    23
     Reports to Contract Owners......................................................    23
     Contract Inquiries..............................................................    23
The Guaranteed Account...............................................................    23
     Minimum Guaranteed and Current Interest Rates...................................    24
     Transfers from Guaranteed Account...............................................    24
     Payment Deferral................................................................    24
Charges and Deductions...............................................................    24
     Surrender Charge (Contingent Deferred Sales Charge).............................    24
     Administrative Charges..........................................................    26
     Transfer Processing Fee.........................................................    26
     Mortality and Expense Risk Charge...............................................    26
     Other Charges Including Investment Advisory Fees of the Funds...................    26
     Premium Taxes...................................................................    26
     Other Taxes.....................................................................    27
Payment Options......................................................................    27
     Election of Options.............................................................    27
     Description of Options..........................................................    27
Yields and Total Returns.............................................................    28

                                                                                       PAGE
                                                                                       ----
Federal Tax Status...................................................................    29
     Introduction....................................................................    29
     Tax Status of the Contract......................................................    30
     Taxation of Annuities...........................................................    31
     Transfers, Assignments or Exchanges of a Contract...............................    32
     Withholding.....................................................................    32
     Multiple Contracts..............................................................    33
     Taxation of Qualified Plans.....................................................    33
     Restrictions under Qualified Contracts..........................................    34
     Possible Charge for Provident Mutual's Taxes....................................    34
     Other Tax Consequences..........................................................    34
Distribution of Contracts............................................................    34
Legal Proceedings....................................................................    35
Voting Rights........................................................................    35
Financial Statements.................................................................    35
Statement of Additional Information Table of Contents................................    36

                                  DEFINITIONS

ADMINISTRATIVE OFFICE.......   Provident Mutual's office where annuity contracts
                               are administered located at 300 Continental
                               Drive, Newark, Delaware 19713.

ANNUITANT...................   The person whose life determines the annuity
                               benefits payable under the Contract and whose death determines the death benefit.

BENEFICIARY.................   The person to whom the proceeds payable on the
                               death of the Owner or the Annuitant will be paid.

CASH SURRENDER VALUE........   The Contract Account Value less any applicable
                               surrender charge and any applicable Premium Tax
                               Charge.

CONTRACT ACCOUNT VALUE......   The sum of the Variable Account Value and the
                               Guaranteed Account Value.

CONTRACT YEARS, MONTHS, AND
 ANNIVERSARIES..............   Are measured from the Contract Date.

GUARANTEED ACCOUNT..........   This account is part of Provident Mutual's
                               General Account and is not part of nor dependent upon the investment performance of the Variable
                               Account.

MATURITY DATE...............   The date when the Contract Account Value will be
                               applied under a Payment Option, unless the Owner has elected to receive a lump sum payment of the Cash Surrender Value.

NON-QUALIFIED CONTRACT......   A Contract that is not a "Qualified Contract."

OWNER.......................   The person entitled to exercise all rights and
                               privileges provided in the Contract.

QUALIFIED CONTRACT..........   A Contract that is issued in connection with
                               plans that qualify for special Federal income tax treatment under sections 401, 403, or 408 of the Internal Revenue Code of 1986, as amended.

SUBACCOUNT..................   The Variable Account has Subaccounts; the assets
                               of each Subaccount are invested in a
                               corresponding Portfolio of a designated mutual fund.

VALUATION DAY...............   Each day on which valuation of the assets of a
                               Subaccount is required by applicable law.

VALUATION PERIOD............   The period that starts at the close of business
                               on one Valuation Day and ends at the close of business on the next succeeding Valuation Day.

VARIABLE ACCOUNT............   Provident Mutual Variable Annuity Separate
                               Account which is not part of Provident Mutual's
                               General Account. The Variable Account has
                               Subaccounts each of which is invested in a corresponding Portfolio of a designated mutual fund.

WRITTEN NOTICE..............   A written request or notice in a form
                               satisfactory to Provident Mutual which is signed by the Owner and received at the Administrative
                               Office.

                               TABLE OF EXPENSES

     The following information regarding expenses assumes that the entire Contract Account Value is in the Variable Account.

CONTRACT OWNER TRANSACTION EXPENSES
Sales Load Imposed on Premiums.........  none
Maximum Contingent Deferred Sales
  Charge (as a percentage of amount
  surrendered or withdrawn)(1).........     6%
                                            No fee for first twelve transfers in Contract Year;
                                           $25 fee for each transfer thereafter during Contract
Transfer Processing Fee................                                                   Year.
ANNUAL ADMINISTRATION FEE..............                                $30.00 per Contract Year
VARIABLE ACCOUNT ANNUAL EXPENSES
  (as a percentage of Variable Account
  Value)
Mortality and Expense Risk Charges.....  1.25%
Account Fees and Expenses(2)...........   .15%
                                          ---
Total Variable Account
  Annual Expenses......................  1.40%


                                                             MONEY                                     AGGRESSIVE
                                            GROWTH           MARKET          BOND          MANAGED       GROWTH       INTERNATIONAL
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO   PORTFOLIO        PORTFOLIO
                                        ---------------     --------     -------------     -------     ----------     -------------
MARKET STREET FUND ANNUAL EXPENSES
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.33%            0.25%          0.35%          0.40%        0.47%            0.75%
Other Expenses.........................       0.17%            0.19%          0.21%          0.20%        0.21%            0.30%
                                            ------          --------        ------         -------       -----            -----
Total Fund Annual Expenses.............       0.50%            0.44%          0.56%          0.60%        0.68%            1.05%



                                             HIGH            EQUITY
                                            INCOME           INCOME         GROWTH
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ---------------     --------     -------------
VARIABLE INSURANCE PRODUCTS FUND
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.60%            0.51%          0.60%
Other Expenses
  (after reimbursements)(3)............       0.11%            0.05%          0.07%
                                            ------          --------        ------
Total Fund Annual Expenses
  (after reimbursement)(3).............       0.71%            0.56%          0.67%

                                             ASSET           INDEX
                                            MANAGER           500         CONTRAFUND
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ---------------     --------     -------------
VARIABLE INSURANCE PRODUCTS FUND II
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.64%            0.28%          0.61%
Other Expenses
  (after reimbursement)(3).............       0.09%            0.00%          0.10%
                                            ------          --------        ------
Total Fund Annual Expenses
  (after reimbursement)(3).............       0.73%            0.28%          0.71%



                                                            GROWTH &
                                             BOND            INCOME      INTERNATIONAL
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ---------------     --------     -------------
SCUDDER VARIABLE LIFE INVESTMENT FUND
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.47%            0.48%          0.87%
Other Expenses.........................       0.14%            0.18%          0.18%
                                            ------          --------        ------
Total Fund Annual Expenses.............       0.61%            0.66%          1.05%



                                                             SMALL
                                            EQUITY            CAP           MANAGED
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ---------------     --------     -------------
OCC ACCUMULATION TRUST
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets
Management Fees
  (after fee waiver)(3A)...............       0.63%            0.69%          0.74%
Other Expenses
  (after reimbursement)(3A)............       0.30%            0.24%          0.10%
                                            ------          --------        ------
Total Fund Annual Expenses
  (after reimbursement)(3A)............        9.3%             9.3%          0.84%



                                          ZERO COUPON        GROWTH        SOCIALLY
                                             2000            INCOME       RESPONSIBLE
                                           PORTFOLIO        PORTFOLIO      PORTFOLIO
                                        ---------------     --------     -------------
DREYFUS VARIABLE INVESTMENT FUND
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.45%            0.75%          0.72%
Other Expenses.........................       0.21%            0.08%          0.24%
                                            ------          --------        ------
Total Fund Annual Expenses.............       0.66%            0.83%          0.96%

                                           FUND FOR
                                          U.S. GOVN'T       UTILITY
                                         SECURITIES II      FUND II
                                           PORTFOLIO        PORTFOLIO
                                        ---------------     --------
FEDERATED INSURANCE SERIES
  ANNUAL EXPENSES(4)
  (as a percentage of average net
  assets)
Management Fees
  (Investment Advisory Fees)...........       0.45%            0.75%
Other Expenses.........................       0.21%            0.08%
                                            ------          --------
Total Fund Annual Expenses.............       0.66%            0.83%


     Premium taxes may be applicable, depending on various states' laws.


     The above tables are intended to assist the Owner in understanding the costs and expenses that will be borne by the Contract Owner, directly or indirectly. The tables reflect expenses of the Variable Account as well as for the Funds for the 1996 calendar year. For a more complete description of the various costs and expenses, see "Charges and Deductions," Page 24.

---------------

 (1) A surrender charge is deducted only if a withdrawal or surrender occurs during the first six Contract Years; no surrender charge is deducted for a withdrawal or surrender in Contract Years seven and later. For the first Contract Year, the maximum charge is 6% of the amount withdrawn or surrendered. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year until it is zero in Contract Year seven. The maximum total surrender charge will not exceed 8 1/2% of the total gross premiums paid under the Contract. Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn without charge in such Contract Year. (See "Surrender Charge," Page 24.)

 (2) Asset-based administration charge.

 (3) For certain portfolios, certain expenses were reimbursed during 1996. It is anticipated that expense reimbursement and fee waiver arrangements will continue past the current year. Absent the expense reimbursement, the 1996 Other Expenses and Total Annual Expenses would have been 0.07%, 0.58% respectively, for the Fidelity Equity Income Portfolio, 0.09%, 0.69%, respectively, for the Fidelity Growth Portfolio, 0.17%, 0.93%, respectively, for the Fidelity Overseas Portfolio, 0.10%, 0.74%, respectively, for the Fidelity Asset Manager Portfolio, 0.16%, 0.44%, respectively, for the Fidelity Index 500 Portfolio and 0.13%, 0.74%, respectively, for the Fidelity Contrafund Portfolio. Similar expense reimbursement and fee waiver arrangements were also in place for the other Portfolios and it is anticipated that such arrangements will continue past the current year. However, no expenses were reimbursed or fees waived during 1996 for these Portfolios because the level of actual expenses and fees never exceeded the thresholds at which the reimbursement and waiver arrangements would have become operative.


(3A) Effective May 1, 1996, the expenses of the Portfolios of the OCC Accumulation Trust are contractually limited by OpCap Advisors so that their respective annualized operating expenses of these Portfolios do not exceed 1.25% of their respective average daily net assets. Furthermore, through April 30, 1997, the annualized operating expenses of the OCC Accumulation Trust Equity, Managed, and Small Cap Portfolios have been voluntarily limited by OpCap Advisors so that annualized operating expenses of these Portfolios do not exceed 1.00% of their respective average daily net assets. Without such voluntary expense limitations, the Management Fees, Other Expenses and the Total Portfolio Annual Expenses incurred for the fiscal year ended December 31, 1996 would have been: 0.74%, 0.31% and 1.05%, respectively, for the Equity Portfolio; 0.75%, 0.26% and 1.01%, respectively, for the Managed Portfolio; and 0.75%, 0.10% and 0.85%, respectively, for the Small Cap Portfolio.


 (4) The fee and expense information regarding the Funds was provided by those Funds. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and the Federated Insurance Series are not affiliated with Provident Mutual. While Provident Mutual has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Provident Mutual does not represent that they are true and complete, and disclaims all responsibility for these figures.

EXAMPLES

     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:


     1. If the Contract is surrendered at the end of the applicable time period:



                                                                                      10
                         SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS    YEARS
       ----------------------------------------------  ------   -------   -------   -------
       MS Growth.....................................  $69.35   $100.20   $131.67   $260.01
       MS Money Market...............................   68.75     98.36    128.53    253.63
       MS Bond.......................................   69.94    102.03    134.80    266.35
       MS Managed....................................   70.34    103.26    136.88    270.55
       MS Aggressive Growth..........................   71.14    105.70    141.04    278.92
       MS International..............................   74.82    116.95    160.07    316.72
       Fidelity High Income..........................   71.44    106.62    142.59    282.03
       Fidelity Equity Income........................   69.94    102.03    134.80    266.35
       Fidelity Growth...............................   71.06    105.46    140.62    278.08
       Fidelity Asset Man............................   71.64    107.23    143.63    284.11
       Fidelity Index 500............................   67.15     93.44    120.12    236.42
       Fidelity Contrafund...........................   71.44    106.62    142.59    282.03
       Scudder Bond..................................   70.44    103.56    137.40    271.60
       Scudder Growth & Inc..........................   70.94    105.09    140.00    276.83
       Scudder International.........................   74.82    116.95    160.07    316.72
       OCC Equity....................................   73.63    113.31    153.93    304.61
       OCC Small Cap.................................   73.63    113.31    153.93    304.61
       OCC Managed...................................   72.73    110.58    149.30    295.44
       Dreyfus Zero Coup. 2000.......................   70.94    105.09    140.00    276.83
       Dreyfus Growth & Inc..........................   72.63    110.27    148.79    294.41
       Dreyfus Socially Resp.........................   73.93    114.22    155.47    307.65
       Federated Fund for U.S. Govn't Securities
         II..........................................   70.94    105.09    140.00    276.83
       Federated Utility Fund II.....................   72.63    110.27    148.79    294.41

     2. If the Contract is not surrendered or is annuitized at the end of the applicable time period:



                                                                                      10
                         SUBACCOUNT                    1 YEAR   3 YEARS   5 YEARS    YEARS
       ----------------------------------------------  ------   -------   -------   -------
       MS Growth.....................................  $23.00   $ 70.86   $121.36   $260.01
       MS Money Market...............................   22.37     68.97    118.18    253.63
       MS Bond.......................................   23.62     72.76    124.52    266.35
       MS Managed....................................   24.04     74.02    126.62    270.55
       MS Aggressive Growth..........................   24.88     76.54    130.82    278.92
       MS International..............................   28.76     88.13    150.05    316.72
       Fidelity High Income..........................   25.20     77.48    132.39    282.03
       Fidelity Equity Income........................   23.62     72.76    124.52    266.35
       Fidelity Growth...............................   24.80     76.29    130.40    278.08
       Fidelity Asset Man............................   25.41     78.11    133.44    284.11
       Fidelity Index 500............................   20.69     63.90    109.69    236.42
       Fidelity Contrafund...........................   25.20     77.48    132.39    282.03
       Scudder Bond..................................   24.15     74.33    127.15    271.60
       Scudder Growth & Inc..........................   24.67     75.91    129.77    276.83
       Scudder International.........................   28.76     88.13    150.05    316.72
       OCC Equity....................................   27.50     84.38    143.84    304.61
       OCC Small Cap.................................   27.50     84.38    143.84    304.61
       OCC Managed...................................   26.56     81.56    139.17    295.44
       Drey. Zero Coup. 2000.........................   24.67     75.91    129.77    276.83
       Dreyfus Growth & Inc..........................   26.45     81.25    138.65    294.41
       Dreyfus Socially Resp.........................   27.82     85.32    145.40    307.65
       Federated Fund for U.S. Govn't Securities
         II..........................................   24.67     75.91    129.77    276.83
       Federated Utility Fund II.....................   26.45     81.25    138.65    294.41


     The Examples provided above assume that no transfer charges or premium taxes have been assessed. The Examples also assume that the Annual Administration Fee is $30 and that the Contract Account Value per contract is $10,000, which translates the Administration Fee into an assumed .30% charged for purposes of the Examples based on a $1,000 investment.

     THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESSER THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT


     Issuance of a Contract. The Contract is an individual flexible premium deferred variable annuity issued by Provident Mutual. Contracts may be sold in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. In order to purchase a Contract, application must be made to Provident Mutual through a licensed Provident Mutual representative, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker/dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. The minimum initial premium must be paid to Provident Mutual. Annuity payments are deferred until the Maturity Date. (See "Issuance of a Contract," Page 16.)


     Free-Look Period. The Owner has the right to return the Contract within 10 days (or longer if required by New York law) after such Owner receives the Contract. The returned Contract will be treated as if it were never issued. Provident Mutual will return to the Owner an amount equal to the greater of the premiums paid or the Contract Account Value plus charges deducted, except the Mortality and Expense Risk Charge, Asset-Based Administration Charge and the Funds' advisory fees and operating expenses. (See "Free-Look Period," Page 17.)


     Premiums. The minimum amount which Provident Mutual will normally accept as an initial premium is $2,000. Subsequent premiums of not less than $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts may be paid under the Contract. A Planned Periodic Premium schedule may also be selected. (See "Premiums," Page 17.)



     Allocation of Premiums. Premiums under a Contract will be allocated, as designated by the Owner, to one or more of the Subaccounts of the Variable Account, or to the Guaranteed Account, or to both. The portion of the initial premium which is to be allocated to the Variable Account will be allocated to the Money Market Subaccount for a 15-day period. At the end of that period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts. The assets of each Subaccount will be invested solely in a corresponding Portfolio of a designated Fund. The Contract Account Value, except for amounts in the Guaranteed Account, will vary according to the investment performance of the Portfolios of the Fund in which the chosen Subaccounts are invested. Interest will be credited to amounts in the Guaranteed Account at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by Provident Mutual. (See "Allocation of Premiums," Page 17.)


     Transfers. On or before the Maturity Date, the Owner may request a transfer of all or part of the amount in a Subaccount or the Guaranteed Account to another Subaccount or the Guaranteed Account subject to certain restrictions.

     The total amount transferred each time must be at least $500 or the entire amount in the Subaccount, if less. Only one transfer out of the Guaranteed Account is allowed each Contract Year and must be made within 30 days of the Contract Anniversary and is limited in amount. After twelve transfers during a Contract Year, a Transfer Processing Fee of $25 will be assessed for each additional transfer during such Contract Year. (See "Transfer Privilege," Page 18.)


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may withdraw part of the Cash Surrender Value (Contract Account Value less any applicable Surrender Charge and any applicable Premium Tax Charge), subject to certain limitations. (See "Withdrawals and Surrender," Page 20.)



     Surrender. Upon Written Notice received at the Administrative Office on or before the earlier of the death of the Annuitant or the Maturity Date, the Owner may surrender the full Contract value and receive its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge and any applicable Premium Tax Charge). (See "Withdrawals and Surrender," Page 20.)

     Death Benefit. If the Annuitant dies before the Maturity Date, the Beneficiary will receive a death benefit. During the first six Contract years, the death benefit will be equal to the greater of: the premiums paid less any withdrawn amounts (including applicable Surrender Charges and Premium Tax Charges) or the Contract Account Value on the date of receipt of due proof of the Annuitant's death. After the end of the sixth Contract Year, the death benefit will be equal to the greatest of:

     1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn including applicable Premium Tax Charges; or

     2. the Contract Account Value on the date of receipt of due proof of the Annuitant's death; or

     3. the premiums paid less any withdrawn amounts (including applicable Surrender Charges and Premium Tax Charges).

If the Owner dies before the Maturity Date, the Contract Account Value (or if the owner is also the Annuitant, the death benefit) must generally be distributed to the Beneficiary within five years after the date of the Owner's death. (See "Death Benefit Before Maturity Date," Page 21.)

CHARGES AND DEDUCTIONS

     The following charges and deductions are made in connection with the
Contract:

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from premiums at the time premiums are paid. However, if a Contract has not been in force for six full Contract Years, upon surrender or for certain withdrawals a surrender charge is deducted from the amount of the surrender or withdrawal.


     For the first Contract Year, the charge is 6% of the amount withdrawn or surrendered. Thereafter, the Surrender Charge decreases by 1% each subsequent Contract Year. In no event will the total Surrender Charge on any one Contract exceed 8 1/2% of the total gross premiums paid under the Contract. (See "Surrender Charge," Page 24.)


     Subject to certain restrictions, after the first Contract Year up to 10% of the Contract Account Value as of the beginning of a Contract Year may be surrendered or withdrawn during such Contract Year free of the Surrender Charge. (See "Amounts Not Subject to Surrender Charge," Page 25.)


     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and on the Maturity Date if it is not a Contract Anniversary, Provident Mutual deducts an Annual Administration Fee of $30 from the Contract Account Value. The charge is also deducted upon surrender if the surrender occurs on other than the Contract Anniversary. (See "Annual Administration Fee," Page 26.)


     Transfer Processing Fee. The first twelve transfers of amounts in the Subaccounts and the Guaranteed Account each Contract Year are free. A $25 transfer charge will be assessed for each additional transfer during such Contract Year. (See "Transfer Processing Fee," Page 26.)

     Mortality and Expense Risk Charge. Provident Mutual deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. On or prior to the Maturity Date, the charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.70% for mortality risk and 0.55% for expense risks). (See "Mortality and Expense Risk Charge," Page 26.)


     Asset-Based Administration Charge. Provident Mutual deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. On or prior to the Maturity Date, the charge is deducted from the assets of the Variable Account at an annual rate of 0.15%. (See "Asset-Based Administration Charge," Page 26).



     Premium Taxes. If state premium taxes are applicable to a Contract, they will be deducted from the Contract Account Value upon a withdrawal from or surrender of the Contract, upon application of the Contract Account Value to a Payment Option, or upon the payment of death benefit proceeds. (See "Premium Taxes," Page 26.)

     Investment Advisory Fees and Other Expenses of the Funds. Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fee incurred by the corresponding Portfolio of the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. The advisory fees are based on the average daily net assets of the Portfolio, and, as a result, the amount of the advisory fee will depend upon the Portfolio and the assets of such Portfolio. Each Portfolio of the Fund in which the Variable Account invests is also responsible for its own expenses. Presently, certain fees and expenses of the Funds are waived and reimbursed. (See "Other Charges Including Investment Advisory Fees of the Funds," Page 26 and the Funds' Prospectuses.)

ANNUITY PROVISIONS

     Maturity Date. On the Maturity Date, the Contract Account Value (less any applicable Premium Tax Charge) will be applied under a Payment Option, unless the Owner chooses to receive the Cash Surrender Value in a lump sum.

     Payment Options. Payments under these options do not depend upon the Variable Account's performance. The Payment Options are: Life Annuity; Life Annuity with 10 Years Guaranteed; and Alternate Income Option. (See "Payment Options," Page 27.)

FEDERAL TAX STATUS

     Generally, a distribution (including a surrender, withdrawal or death benefit payment) may result in adverse Federal income tax consequences. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the Federal income status of Variable Annuity Contracts, see "Federal Tax Status," Page 29.

                        CONDENSED FINANCIAL INFORMATION

     The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. See "Financial
Statements," Page 35 concerning financial statements contained in the Statement of Additional Information.


     The table below sets forth certain information regarding the Subaccounts as of December 31, 1996.

                         UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS    UNIT VALUE    NUMBER OF UNITS
                           AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF     AS OF      OUTSTANDING AS OF
       SUBACCOUNT         12/31/96        12/31/96         12/31/95        12/31/95         12/31/94        12/31/94
------------------------ ----------   -----------------   ----------   -----------------   ----------   -----------------
MS Growth...............   775.34          2,631.88         657.63          1,246.84         511.45           298.94
MS Money Market.........   554.47          5,296.64         534.58          3,510.81         513.30           453.09
MS Bond.................   553.59            730.75         545.35            366.16         459.55           134.18
MS Managed..............   653.55          1,070.67         592.07            272.65         482.84            67.77
MS Aggressive Growth....   697.07            507.30         584.65            376.84         522.44            98.84
MS International........   651.04          2,617.73         595.43          1,329.83         528.22           190.49
Fidelity High Income....   679.15          2,498.16         604.03          1,393.43         507.88            23.35
Fidelity Equity
  Income................   801.08          6,996.28         710.92          2,625.21         533.64           308.68
Fidelity Growth.........   743.89          5,412.35         657.74          2,143.41         492.73           173.34
Fidelity Asset Man......   641.70          1,277.53         567.88            566.68         492.38           174.09
Fidelity Index 500......   831.78          2,825.25         686.84            875.69             --               --
Fidelity Contrafund.....   718.85            997.07             --                --         507.68            13.31
OCC Equity..............   858.13          2,175.67         705.50            995.33         468.40            17.66
OCC Small Cap...........   670.35          2,106.40         572.66            733.25         515.26            66.91
OCC Managed.............   877.27          4,119.48         724.69          1,152.25         503.97           152.34
Scudder Bond............   553.18            756.19         545.82            175.27         504.88           108.98
Scudder Growth & Inc....   709.94            705.75             --                --             --               --
Scudder International...   596.09            313.71             --                --             --               --
Dreyfus Zero Coup.
  2000 .................   550.29            553.93         544.02            202.47         467.73             0.00
Dreyfus Growth & Inc....   772.15            895.01             --                --             --               --
Dreyfus Socially
  Resp..................   725.61            137.32             --                --             --               --
Federated Fund for U.S.
  Govn't Securities
  II....................   544.01             88.34             --                --             --               --
Federated Utility Fund
  II....................   632.04            116.78             --                --             --               --


                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROVIDENT MUTUAL LIFE INSURANCE COMPANY


     The Contracts are issued by Provident Mutual Life Insurance Company ("Provident Mutual"). Provident Mutual was chartered by the Commonwealth of Pennsylvania in 1865 and is currently licensed to transact life insurance business in all states and the District of Columbia. At the end of 1996, Provident Mutual had total assets of approximately $7.1 billion.


     Provident Mutual is subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania as well as by the insurance departments of all other states and jurisdictions in which it does business. Provident Mutual submits annual statements on its operations and finances to insurance officials in such states and jurisdictions. The forms for the Contact described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold.

THE PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

     The Provident Mutual Variable Annuity Separate Account is a separate investment account of Provident Mutual, established by the Board of Directors of Provident Mutual on October 19, 1992, under Pennsylvania law. Provident Mutual has caused the Variable Account to be registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

     The assets of the Variable Account are owned by Provident Mutual. However, these assets are held separate from other assets and are not part of Provident Mutual's General Account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Provident Mutual conducts. Provident Mutual may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Contract value allocated to the Variable Account under the Contracts).

     The income, gains or losses, whether or not realized, from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any other income, gains or losses. Provident Mutual may accumulate in the Variable Account the charge for expenses, mortality gains and losses and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.


     The Variable Account currently has twenty-three Subaccounts: Growth; Money Market; Bond; Managed; Aggressive Growth; International; Fidelity High Income; Fidelity Equity-Income; Fidelity Growth; Fidelity Asset Manager; Fidelity Index 500; Scudder Bond; Scudder Growth and Income; Scudder International; OCC Equity; OCC Value Small Cap; OCC Managed; Dreyfus Growth and Income; Dreyfus Socially Responsible; Dreyfus Zero Coupon 2000; Federated Fund for U.S. Government Securities II; and Federated Utility Fund II. The assets of each Subaccount are invested exclusively in shares of a corresponding Portfolio of a designated Fund.


THE FUNDS


     The Variable Account currently invests in portfolios of seven series-type mutual funds; Market Street Fund, Inc.; Variable Insurance Products Fund; Variable Insurance Products Fund II; Scudder Variable Life Investment Fund; OCC Accumulation Trust; Dreyfus Variable Investment Fund; and Federated Insurance Series (collectively, the "Funds"). Each of these Funds are registered with the SEC under the 1940 Act as an open-end diversified investment company. The SEC does not, however, supervise the management or the investment practices and policies of the Funds.


     The assets of each Fund portfolio are separate from other portfolios of that Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate investment portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio. Some of the Funds may, in the future, create additional portfolios. The investment experience of each of the Subaccounts of the Variable Account depends on the investment performance of its corresponding portfolio.

     Each of the Funds sells its shares to the Variable Account in accordance with the terms of a participation agreement between the Fund and Provident Mutual. The termination provisions of those agreements vary. A summary of these termination provisions may be found in the Statement of Additional Information. Should an agreement between Provident Mutual and a Fund terminate, the Variable Account will not be able to purchase additional shares of that Fund. In that event, Owners will no longer be able to allocate Account Values or premium payments to Subaccounts investing in portfolios of that Fund.

     Additionally, in certain circumstances, it is possible that a Fund or a portfolio of a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement between the Fund and Provident Mutual has not been terminated. Should a Fund or a portfolio of a Fund decide not to sell its shares to Provident Mutual, Provident Mutual will not be able to honor requests of Owners to allocate their Account Values or premium payments to Subaccounts investing in shares of that Fund or portfolio.

     Certain Subaccounts invest in portfolios that have similar investment objectives and/or policies; therefore before choosing Subaccounts, carefully read the individual prospectuses for the Funds along with this prospectus.

THE MARKET STREET FUND, INC.

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in shares of The Market Street Fund, Inc. The Fund currently issues six "series" or classes of shares, each of which represents an interest in a separate Portfolio within the Fund: the Growth Portfolio, the Money Market

Portfolio, the Bond Portfolio, the Managed Portfolio, the Aggressive Growth Portfolio and the International Portfolio. Shares of each Portfolio currently are purchased and redeemed by the corresponding Subaccount.

     The investment objectives of the Portfolios are set forth below.

     The Growth Portfolio. This Portfolio seeks intermediate and long-term growth of capital by investing in common stocks of companies believed to offer above-average growth potential over both the intermediate and the long-term. Current income is a secondary consideration.

     The Money Market Portfolio. The Money Market Portfolio seeks to provide maximum current income consistent with capital preservation and liquidity by investing in high-quality money market instruments.

     The Bond Portfolio. The Bond Portfolio seeks to generate a high level of current income consistent with prudent investment risk by investing in a diversified portfolio of marketable debt securities.

     The Managed Portfolio. The Managed Portfolio seeks to realize as high a level of long-term rate of return as is consistent with prudent investment risk by investing in stocks, bonds, money market instruments or a combination thereof.

     The Aggressive Growth Portfolio. The Aggressive Growth Portfolio seeks to achieve a high level of long-term capital appreciation by investing in securities of a diverse group of smaller emerging companies.

     The International Portfolio. The International Portfolio seeks long-term growth of capital principally through investments in a diversified portfolio of marketable equity securities of established non-United States companies.


     The Growth, Money Market, Bond, Managed, and Aggressive Growth Portfolios are advised by Sentinel Advisors Company; and the International Portfolio is advised by Providentmutual Investment Management Company ("PIMC"). PIMC employs The Boston Company Asset Management, Inc. to provide investment advisory services in connection with the International Portfolio. Each of these advisers is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


VARIABLE INSURANCE PRODUCTS AND VARIABLE INSURANCE PRODUCTS FUND II

     The Fidelity High Income Subaccount, the Fidelity Equity-Income Subaccount and the Fidelity Growth Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund ("VIP Fund"); the Fidelity Asset Manager Subaccount, Fidelity Contrafund Subaccount and the Fidelity Index 500 Subaccount invest in shares of their corresponding portfolios of the Variable Insurance Products Fund II ("VIP Fund II"). The VIP Fund and the VIP Fund II each offer insurance companies a selection of investment vehicles for variable annuity contracts and variable life insurance policies. The VIP Fund issues six "series" or classes of shares, each of which represents an interest in a separate portfolio within the VIP Fund. Three of these series are available for investment under the Contracts: High Income Portfolio; Equity-Income Portfolio; and Growth Portfolio. The VIP Fund II issues four "series", three of which are available for investment under the Contracts: Asset Manager Portfolio, Contrafund Portfolio and Index 500 Portfolio.

     The investment objectives of the pertinent Portfolios of the Funds are set forth below.

     High Income Portfolio. This Portfolio seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital.

     Equity-Income Portfolio. This Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield of the securities comprising the Standard and Poor's 500 Composite Stock Price Index.

     Growth Portfolio. This Portfolio seeks to achieve capital appreciation. The Portfolio normally purchases common stock, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

     Asset Manager Portfolio. This Portfolio seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term fixed-income instruments.

     Contrafund Portfolio. This Portfolio seeks to achieve capital appreciation. It invests primarily in equity securities of companies that are undervalued or out-of-favor.

     Index 500 Portfolio. This Portfolio seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard and Poor's 500 Composite Stock Price Index while keeping transaction costs and other expenses low. The Portfolio is designed as a long-term investment option.

     The Portfolios of the VIP Fund and VIP Fund II are managed by Fidelity Management & Research Company ("FMR"). On behalf of the Asset Manager Portfolio, FMR has entered into sub-advisory agreements with Fidelity Management & Research (U.K.) Inc. ("FMR (U.K.)") and Fidelity Management & Research (Far East) Inc. ("FMR Far East"), pursuant to which these entities provide research and investment recommendations with respect to companies based outside the United States. FMR (U.K.) primarily focuses on companies based in Europe while FMR Far East focuses primarily on companies based in Asia and the Pacific Basin.

     Each Portfolio utilizes Fidelity Investments Institutional Operations Company ("FIIOC"), an affiliate of FMR, to maintain the master accounts of the participating insurance companies. Under the transfer agent agreement with FIIOC, each Portfolio pays fees based on the type, size, and number of accounts in each Portfolio and the number of transactions made by shareholders of each Portfolio.

     Each Portfolio also has an agreement with Fidelity Service Co. ("Service"), an affiliate of FMR under which each Portfolio pays Service to calculate its daily share prices and to maintain the portfolio and general accounting records of each Portfolio and to administer each Portfolio's securities lending program.

THE SCUDDER VARIABLE LIFE INVESTMENT FUND

     The Scudder Bond Subaccount, the Scudder Growth and Income Subaccount and the Scudder International Subaccount will invest in shares of their corresponding portfolios of the Scudder Variable Life Investment Fund ("Scudder Fund"). The Scudder Fund is designed to provide an investment vehicle for variable annuity contracts and variable life insurance policies. Therefore, shares of the Scudder Fund are sold only to insurance company separate accounts including the Provident Mutual Variable Annuity Separate Account.

     The Scudder Fund currently consists of six Portfolios. Only the Bond Portfolio, Growth and Income Portfolio and International Portfolios are available under the variable annuity Contracts offered by Provident Mutual. Their investment objectives are as follows:

     Bond Portfolio. This Portfolio pursues a policy of investing for a high level of income consistent with a high quality portfolio of securities. It primarily invests in U.S. Government, corporate, and other notes and bonds.

     Growth and Income Portfolio. This Portfolio seeks long-term growth of capital, current income and growth of income. It primarily invests in common stocks, preferred stocks and securities convertible into common stocks.

     International Portfolio. This Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments. The Portfolio invests in companies wherever organized, which do business primarily outside the United States.

     Scudder, Stevens & Clark, Inc., an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended, manages daily investments and business affairs of the Scudder Fund, subject to policies established by the Trustees of the Scudder Fund.

OCC ACCUMULATION TRUST



     The OCC Equity Subaccount, the OCC Small Cap Subaccount and the OCC Managed Subaccount will invest only in shares of their corresponding portfolios of the OCC Accumulation Trust ("OCC Trust"). Shares of the OCC Trust are sold only to separate accounts of life insurance companies established to fund variable annuity contracts.


     The OCC Trust currently has five Portfolios, three of which are available for investment under the Contracts. The investment objectives of the Portfolios available with the variable annuity Contracts issued by Provident Mutual are described below.

     Equity Portfolio. Long term capital appreciation through investment in a diversified portfolio of primarily equity securities selected on the basis of a value-oriented approach to investing.

     Small Cap Portfolio. Capital appreciation through investment in a diversified portfolio of primarily equity securities of companies which market capitalizations of under $1 billion.

     Managed Portfolio. Growth of capital over time through investment in a portfolio consisting of common stocks, bonds, and cash equivalents, the percentages of which will vary over time based on the investment manager's assessments of relative investment values.

     The OCC Trust receives investment advice with respect to each of its Portfolios from OpCap Advisors, a subsidiary of Oppenheimer Capital which is a subsidiary of Oppenheimer Financial Corp and which is registered as an investment adviser under the Investment Advisers Act of 1940.

DREYFUS VARIABLE INVESTMENT FUND

     The Dreyfus Growth and Income Subaccounts, the Dreyfus Socially Responsible Subaccount and the Dreyfus Zero Coupon 2000 Subaccount invest in shares of their corresponding portfolios of the Dreyfus Variable Investment Fund ("Dreyfus Fund"). The Dreyfus Fund is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.

     The Dreyfus Fund currently consists of six Portfolios. Only the Zero Coupon 2000 Portfolio is available with the variable annuity Contract offered by Provident Mutual. Its investment objective is as follows:

     Growth and Income Portfolio. This Portfolio seeks long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity and debt securities and money market instruments of domestic and foreign issuers.

     Socially Responsible Portfolio. This Portfolio seeks to provide capital growth through equity investments in companies that, in the opinion of the Portfolio's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the quality of life in America.

     Zero Coupon 2000 Portfolio. The Zero Coupon 2000 Portfolio's goal is to provide as high an investment return as is consistent with the preservation of capital. This Portfolio invests primarily in debt obligations of the U.S. Treasury that have been stripped of their unmatured interest coupons, interest coupons that have been stripped from debt obligations issued by the U.S. Treasury, receipts and certificates for such stripped debt obligations, and stripped coupons and zero coupon securities issued by domestic corporations. This Portfolio will consist primarily of portfolio securities which will mature on or about December 31, 2000.

     The Dreyfus Corporation ("Dreyfus") serves as investment adviser to the Dreyfus Fund. Dreyfus supervises and assists in the overall management of the Dreyfus Fund's affairs under an Investment Advisory Agreement with the Dreyfus Fund, subject to the overall authority of the Board of Directors of the Dreyfus Fund.

FEDERATED INSURANCE SERIES



     The Federated Fund for U.S. Government Securities II Subaccount and the Federated Utility Fund II Subaccount invest in shares of their corresponding portfolios of the Federated Insurance Series. The Federated Insurance Series is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of various life insurance companies.



     The Federated Insurance Series currently consists of two Portfolios. Only the Fund for U.S. Government Securities II Portfolio and Utility Fund II Portfolio are available with the Variable Annuity Contract offered by Providentmutual. Their investment objectives are as follows:



     Fund for U.S. Government Securities II Portfolio. This Portfolio seeks to provide current income. It invests primarily in securities which are guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities.



     Utility Fund II Portfolio. This Portfolio seeks to achieve high current income and moderate capital appreciation. It invests primarily in equity and debt securities of utility companies.


     THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

     More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and the risks attendant to investing in the Portfolios and other aspects of their operations can be found in the current Prospectus for each Fund which accompanies this prospectus and the current Statement of Additional Information for each Fund. The Fund prospectuses should be read carefully before any decision is made concerning the allocation of premium payments or transfers among the Subaccounts.


     You should note that not all of the Portfolios described in the Prospectuses for the VIP Fund, VIP Fund II, Scudder Fund, OCC Trust, Dreyfus Fund and Federated Insurance Series are available with the Contract. Moreover, Provident Mutual cannot guarantee that each Fund will always be available for its variable annuity contracts, but in the unlikely event that a Fund is not available, Provident Mutual will do everything reasonably practicable to secure the availability of a comparable fund. Shares of each Portfolio are purchased and redeemed at net asset value, without a sales charge.


RESOLVING MATERIAL CONFLICTS

     Certain Funds available with the Contract may sell Shares to retirement plans qualifying under Section 401 of the Code (including cash or deferred arrangements under Section 401(k) of the Code) ("Retirement Plans"). As a result, there is a possibility that a material conflict may arise between the interests of Owners of Contracts, generally, or certain classes of Owners, and such Retirement Plans or participants in such Retirements Plans.

     In addition, the Market Street Fund presently serves as an investment medium for variable life policies and variable annuity contracts issued by Provident Mutual and Providentmutual Life and Annuity Company of America (PLACA), a wholly-owned subsidiary of Provident Mutual. At some later date that Fund may serve as an investment medium for other variable life policies and variable annuity contracts issued by Provident Mutual or PLACA and may be made available as an investment medium for variable contracts issued by other insurance companies, including affiliated and unaffiliated companies of Provident Mutual.


     The VIP Fund and VIP Fund II are also used as investment vehicles for variable life insurance policies and variable annuity contracts issued by Provident Mutual and PLACA. The Scudder Fund, OCC Trust, Dreyfus Fund and Federated Insurance Series are used as investment vehicles for variable annuity contracts issued by Provident Mutual and PLACA. In addition, the Funds, other than Market Street Fund, are available to registered separate accounts of insurance companies, other than Provident Mutual or its affiliates, offering variable annuity contracts and variable life insurance policies.

     Provident Mutual currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than Provident Mutual contracts or to Retirement Plans. However, there is a possibility that a material conflict may arise between Owners whose policy values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by such other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, Provident Mutual will take any necessary steps, including removing the Variable Account from that Fund, to resolve the matter. The Board of Directors of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. If a material irreconcilable conflict does arise between or among separate accounts, a separate account may be required to withdraw from participation in a Fund. See each individual Fund prospectus for more information.

     A full description of the Portfolios of the Funds, their investment objectives and policies, their risks, expenses and all other aspects of their operations is contained in the attached Prospectuses for the Funds, which should be read carefully together with this Prospectus before investing.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

     Provident Mutual reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in Provident Mutual's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, Provident Mutual may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. Provident Mutual will not substitute any shares attributable to a Contract's interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

     Provident Mutual also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, Provident Mutual may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by Provident Mutual.

     If any of these substitutions or changes are made, Provident Mutual may by appropriate endorsement change the Contract to reflect the substitution or change. If Provident Mutual deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other Provident Mutual separate accounts.

                        DESCRIPTION OF ANNUITY CONTRACT

ISSUANCE OF A CONTRACT


     In order to purchase a Contract, application must be made to Provident Mutual through a licensed representative of Provident Mutual, who is also a registered representative of 1717 Capital Management Company ("1717") or a broker-dealer having a selling agreement with 1717 or a broker/dealer having a selling agreement with such broker/dealer. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment (Non-Qualified Plans) as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code (Qualified Plans).

PREMIUMS

     The minimum initial premium which Provident Mutual will normally accept is $2,000. Subsequent premium payments may be paid under the Contract at any time during the Annuitant's lifetime and before the Maturity Date and must be for at least $100 each for Non-Qualified Contracts and $50 each for Qualified Contracts.

     At the time of application, a Planned Periodic Premium schedule may be selected based on a periodic billing mode of annual, semi-annual, or quarterly payment. The Owner will receive a premium reminder notice at the specified interval. The Owner may change the Planned Periodic Premium frequency and amount. Also, under the Automatic Payment Plan, the Owner can select a monthly payment schedule pursuant to which premium payments will be automatically deducted from a bank account or other source rather than being "billed."

FREE-LOOK PERIOD

     The Contract provides for an initial "free-look" period. The Owner has the right to return the Contract within 10 days (or longer if required by New York law) after such Owner receives the Contract. When Provident Mutual receives the returned Contract at its Administrative Office, it will be canceled and Provident Mutual will refund to the Owner an amount equal to the greater of: (a) the premiums paid under the Contract; and (b) the sum of (i) the Contract Account Value as of the earlier of the date the returned Contract is received by Provident Mutual at its Administrative Office or by the Provident Mutual representative through whom the Contract was purchased; plus (ii) the amount of any charges deducted from the Variable Account except the Mortality and Expense Risk Charge, Asset-Based Administration Charge and the Funds' advisory fees and operating expenses.

ALLOCATION OF PREMIUMS

     If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial premium, the initial premium will be allocated between the Money Market Subaccount and the Guaranteed Account within two business days of receipt of such premium by Provident Mutual at its Administrative Office. If the application is not properly completed, Provident Mutual will retain the premium for up to five business days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, Provident Mutual will inform the applicant of the reason for the delay and the initial premium will be returned immediately, unless the applicant specifically consents to Provident Mutual retaining the premium until the application is complete. Once the application is complete, the initial premium will be allocated within two business days.

     At the time of application, the Owner selects how the initial premium is to be allocated among the Subaccounts and the Guaranteed Account. The portion of the initial premium which is to be allocated to the Subaccounts of the Variable Account will be allocated to the Money Market Subaccount for a 15-day period. After the expiration of such 15-day period, the amount in the Money Market Subaccount will be allocated to the chosen Subaccounts based on the proportion that the allocation percentage for such Subaccount bears to the sum of the Subaccount allocation percentages. Any subsequent premiums will be allocated at the end of the Valuation Period in which the subsequent premium is received by Provident Mutual in the same manner, unless the allocation percentages are changed. Premiums will be allocated in accordance with the allocation schedule in effect at the time the premium payment is received.

     The values of the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts, and the Owner bears the entire investment risk. Owners should periodically review their allocation schedule for premiums in light of market conditions and the Owner's overall financial objectives.

VARIABLE ACCOUNT VALUE

     The Variable Account Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any premiums paid, any withdrawals, any surrenders, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Account Value, and, because a Contract's Variable Account Value on any future date depends upon a number of variables, it cannot be predetermined.

     Calculation of Variable Account Value. The Variable Account Value is determined on each Valuation Date. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Unit Value on the relevant Valuation Date by the number of Subaccount units allocated to the Contract.

     Determination of Number of Units. Any amounts allocated to the Subaccounts will be converted into units of the Subaccount. The number of units to be credited to the Contract is determined by dividing the dollar amount being allocated to the Subaccount by the Unit Value for that Subaccount at the end of the Valuation Period during which the amount was allocated. The number of units in any Subaccount will be increased at the end of the Valuation Period by any premiums allocated to the Subaccount during the current Valuation Period and by any transfers to the Subaccount from another Subaccount or from the Guaranteed Account during the current Valuation Period. The number of units in any Subaccount will be decreased at the end of the Valuation Period by any amounts transferred from the Subaccount to another Subaccount or the Guaranteed Account during the current Valuation Period and any Surrender Charge and any Premium Tax Charge deducted upon a withdrawal or surrender and the Annual Administration Fee assessed in connection with the Contract during the current Valuation Period.

     Determination of Unit Value. The Unit Value for each Subaccount's first Valuation Period is set at $50. The Unit Value for a Subaccount is calculated for each subsequent Valuation Period by multiplying the Unit Value at the end of the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being determined.

     Net Investment Factor. The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has its own Net Investment Factor, which may be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period equals 1 plus the fraction obtained by dividing (a) by (b) where:

     (a) is the net result of:

        1. the investment income, dividends, and capital gains, realized or unrealized, credited during the current Valuation Period; plus

        2. any amount credited or released from reserves for taxes attributable to the operation of the Subaccount; minus

        3. the capital losses, realized or unrealized, charged during the current Valuation Period; minus

        4. any amount charged for taxes or any amount set aside during the Valuation Period as a reserve for taxes attributable to the operation or maintenance of the Subaccount; minus

        5. the amount charged for mortality and expense risk for that Valuation Period; minus

        6. the amount charged for administration for that Valuation Period; and

     (b) is the value of the assets in the Subaccount at the end of the preceding Valuation Period, adjusted for allocations and transfers to and withdrawals and transfers from the Subaccount occurring during that preceding Valuation Period.

TRANSFER PRIVILEGE

     Before the Maturity Date, an Owner may transfer all or a part of an amount in the Subaccount(s) to another Subaccount(s) or to the Guaranteed Account, or transfer a part of an amount in the Guaranteed Account to the Subaccount(s), subject to these general restrictions and the additional restrictions below. The minimum transfer amount must be the lesser of $500 or the entire amount in that Subaccount or the Guaranteed Account. A transfer request that would reduce the amount in a Subaccount or the Guaranteed

Account below $500 will be treated as a transfer request for the entire amount in that Subaccount or the Guaranteed Account.


     The transfer will be made on the day Written Notice requesting such transfer is received by Provident Mutual. There is no limit on the number of transfers which can be made between Subaccounts or to the Guaranteed Account. However, only one transfer may be made from the Guaranteed Account each Contract Year (See "Transfers from Guaranteed Account," Page 24). The first twelve transfers during each Contract Year are free. Any unused free transfers do not carry over to the next Contract Year. A $25 Transfer Processing Fee will be assessed for the thirteenth and subsequent transfers during a Contract Year. For the purpose of assessing the fee, each written request is considered to be one transfer, regardless of the number of Subaccounts or the Guaranteed Account affected by the transfer. The processing fee will be deducted from the amount being transferred.


     Telephone Transfers. Transfers will be made based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization is provided to Provident Mutual. Provident Mutual reserves the right to suspend telephone transfer privileges at any time, for any class of Contracts, for any reason. Telephone transfers are not permitted for Contracts sold to residents of New York State.

     Provident Mutual will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and if it follows such procedures it will not be liable for any losses due to unauthorized or fraudulent instructions. Provident Mutual, however, may be liable for such losses if it does not follow those reasonable procedures. The procedures Provident Mutual will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction and making a tape-recording of the instructions given by telephone.


     Automatic Asset Rebalancing. Automatic Asset Rebalancing is a feature which, if elected, authorizes periodic transfers of Variable Account Values among the Subaccounts in order to achieve a particular percentage allocation of Variable Account Values among such Subaccounts. Such percentage allocations must be in whole numbers and must allocate amounts only among the Subaccounts. No amounts will be transferred to the Guaranteed Account as a part of Automatic Asset Rebalancing. The percentage allocation of your Contract Account Value for rebalancing will be based on your premium allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current allocation instructions will be treated as a request to change such allocation instructions.



     Once elected Automatic Asset Rebalancing begins on the first quarterly or annual anniversary following election. You may change or terminate Automatic Asset Rebalancing by written instruction to Provident Mutual, or by telephone if you have previously authorized us to take telephone instructions. Automatic Asset Rebalancing transfers do not count as one of the 12 free transfers available during any Contract Year. Provident Mutual reserves the right to suspend Automatic Asset Rebalancing at any time for any class of contracts for any reason upon written notice to you.



     Dollar Cost Averaging. Dollar Cost Averaging is a program which, if elected, enables the Owner of a Contract to systematically and automatically transfer, on a monthly basis, specified dollar amounts from a designated Subaccount to the Contract's other Subaccounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations. Provident Mutual, however, makes no guarantee that Dollar Cost Averaging will result in a profit or protect against loss.



     Dollar Cost Averaging may be elected for a period from 6 to 36 months. To qualify for Dollar Cost Averaging, the following minimum amount must be allocated to the designated Subaccount: 6 months -- $3,000; 12 months -- $6,000; 24 months -- $12,000; 36 months -- $18,000. At least $500 must be transferred from the designated Subaccount each month. The amount required to be allocated to the designated Subaccount can be made by an initial or subsequent investment or by transferring amounts into the designated Subaccount from the other Subaccounts or from the Guaranteed Account (which may be subject to certain restrictions). (See "Transfers from Guaranteed Account," Page 24.)

     Election into this program may occur at the time of application by completing the authorization on the application or at any time after the Contract is issued by properly completing the election form and returning it to the Company by the beginning of the month and ensuring that the required minimum amount is in the designated Subaccount. Dollar Cost Averaging transfers may not commence until the later of (a) 30 days after the Contract Date and (b) five days after the end of the free-look period.



     Once elected, transfers from the designated Subaccount will be processed monthly until the number of designated transfers have been completed, or the value of the designated Subaccount is completely depleted, or the Owner instructs Provident Mutual in writing to cancel the monthly transfers.


     Transfers made under the Dollar Cost Averaging program will not count toward the twelve transfers permitted each Contract Year without imposing the Transfer Charge. Provident Mutual reserves the right to discontinue offering automatic transfers upon 30 days' written notice to the Owner.

WITHDRAWALS AND SURRENDER


     Withdrawals. At any time before the earlier of the death of the Annuitant or the Maturity Date, an Owner may withdraw part of the Cash Surrender Value. The minimum amount which may be withdrawn is $500; the maximum amount is that which would leave a Cash Surrender Value of less than $2,000. A withdrawal request which would reduce the amount in a Subaccount or in the Guaranteed Account below $500 will be treated as a request for a full withdrawal of the amount in that Subaccount or the Guaranteed Account. Provident Mutual will withdraw the amount requested from the Contract Account Value on the day Written Notice for the withdrawal is received at its Administrative Office. Any applicable Surrender Charge and Premium Tax Charge will be deducted from the amount withdrawn. (See "Surrender Charge," Page 24).


     The Owner may specify the amount to be withdrawn from certain Subaccounts or the Guaranteed Account for the withdrawal. If the Owner does not so specify or the amount in the designated Subaccounts or Guaranteed Account is inadequate to comply with the request, the withdrawal will be made from each Subaccount and the Guaranteed Account based on the proportion that the value in such account bears to the Contract Account Value immediately prior to the withdrawal.

     A withdrawal may have adverse Federal income tax consequences. (See "Taxation of Annuities," Page 31.)

     Systematic Withdrawals. The Systematic Withdrawal Plan enables the Owner of a Contract to pre-authorize a periodic exercise of the withdrawal right described in the Contract. The Owner may elect the plan at the time of application by completing the authorization on the application form and making a minimum initial premium payment of $15,000 or by properly completing the election form after a Contract is issued if it has a Contract Account Value of $15,000. Certain Federal income tax consequences may apply to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before requesting any systematic withdrawals.


     Contract Owners entering into the plan instruct Provident Mutual to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Distributions will begin on the monthly or quarterly anniversary following the receipt of the request. The minimum distribution requested must be for at least $100 monthly or at least $300 quarterly. The maximum amount which can be withdrawn under the plan each year is 10% of the Contract Account Value as of the beginning of the Contract Year in which the plan is elected or 10% of the initial premium paid if elected at the time of application. Provident Mutual will notify the Owner if the total amount to be withdrawn in a subsequent Contract Year will exceed 10% of the Contract Account Value as of the beginning of such Contract Year. Unless the Owner instructs Provident Mutual to reduce the withdrawal amount for that year so that it does not exceed the 10% limit, Provident Mutual will continue to process withdrawals for the designated amount. Once the amount of the withdrawals exceeds the 10% limit, Provident Mutual will deduct the applicable Surrender Charge from the remaining payments made during that Contract Year (See "Surrender Charge," Page 24).


     Provident Mutual will pay the Owner the amount requested each month or quarter and cancel units equal to the amount withdrawn from the Subaccounts and the Guaranteed Account based on the proportion that the value in such Subaccount or Guaranteed Account bears to the Contract Account Value immediately prior to the withdrawal. In the event that the amount to be withdrawn exceeds the Subaccount's Value, Provident Mutual will process the withdrawal for the amount available and will contact the Owner for further instructions.


     Each payment under the systematic withdrawal plan of less than 10% of the Contract Account Value as of the beginning of such Contract Year is not subject to a Surrender Charge. However, notwithstanding the rules ordinarily governing the imposition of a Surrender Charge (see "Surrender Charge," Page 24), any other withdrawal in a year when the Systematic Withdrawal Plan has been utilized will be subject to the Surrender Charge. If an additional withdrawal is made from a Contract participating in the plan, systematic withdrawals will automatically terminate and may only be reinstated on or after the beginning of the next Contract Year pursuant to a new request.


     Systematic withdrawals may be discontinued by the Owner at any time upon written request to Provident Mutual. Provident Mutual reserves the right to discontinue offering systematic withdrawals upon 30 days' written notice to Owners.


     Surrender. At any time before the earlier of the death of the Annuitant or the Maturity Date, the Owner may request a surrender of the Contract for its Cash Surrender Value (Contract Account Value less any applicable Surrender Charge and any applicable Premium Tax Charge). The proceeds paid to the Contract Owner will equal the amount of the surrender less the Surrender Charge, any applicable Premium Tax Charge, and any withholding taxes. (See "Surrender Charge," Page 24.) The Cash Surrender Value will be determined on the date Written Notice of Surrender and the Contract are received at Provident Mutual's Administrative Office. The Cash Surrender Value will be paid in a lump sum unless the Owner requests payment under a Payment Option. A surrender may have adverse Federal income tax consequences. (See "Taxation of Annuities," Page 31.)


     Restrictions on Distributions from Certain Contracts. There are certain restrictions on surrenders of and withdrawals from Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Internal Revenue Code of 1986, as amended, restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

     Contract Termination. Provident Mutual may end this Contract and pay the Cash Surrender Value to the Owner if, before the Maturity Date, all of these events simultaneously exist:

        1. no premiums have been paid for at least two years;

        2. the Contract Account Value is less than $2,000; and

        3. the total premiums paid, less any partial withdrawals, is less than $2,000.

     Provident Mutual will mail the Owner a notice of its intention to end the Contract at least six months in advance. The Contract will automatically terminate on the date specified in the notice, unless Provident Mutual receives an additional premium payment before the termination date specified in the notice. This additional premium payment must be for at least the required minimum amount.

DEATH BENEFIT BEFORE MATURITY DATE

     Death of Annuitant. If the Annuitant dies before the Maturity Date, Provident Mutual will pay the death benefit under the Contract to the Beneficiary. During the first six Contract Years, the death benefit is equal to the greater of: the premiums paid, less any withdrawals (including applicable Surrender Charges and Premium Tax Charges); or the Contract Account Value less any Premium Tax Charges on the date Provident

Mutual receives due proof of Annuitant's death. After the end of the sixth Contract Year, the death benefit is equal to the greatest of:

        1. the Contract Account Value as of the end of the sixth Contract Year less subsequent amounts withdrawn and any Premium Tax Charges; or

        2. the Contract Account Value less any Premium Tax Charges on the date Provident Mutual receives due proof of the Annuitant's death; or

        3. the premiums paid, less any withdrawals (including applicable Surrender Charges and Premium Tax Charges).

There is no death benefit payable if the Annuitant dies after the Maturity Date. The proceeds will be paid to the Beneficiary in a lump sum unless the Owner or Beneficiary elects a Payment Option. If the Annuitant is the Owner, the proceeds must be distributed in accordance with the rules set forth below in "Death of Owner" for the death of an Owner before the Maturity Date.

     Death of Owner. If an Owner dies before the Maturity Date, Federal tax law requires (for a Non-Qualified Contract) that the Contract Account Value (less any Premium Tax Charges) (or if the Owner is the Annuitant, the proceeds payable upon the Annuitant's death) be distributed to the Beneficiary within five years after the date of the Owner's death. If an Owner dies on or after the Maturity Date, any remaining payments must be distributed at least as rapidly as under the Payment Option in effect on the date of such Owner's death.

     These distribution requirements will be considered satisfied as to any portion of the proceeds payable to or for the benefit of a designated Beneficiary, and which is distributed over the life (or a period not exceeding the life expectancy) of that Beneficiary, provided that such distributions begin within one year of the Owner's death. However, if the Owner's spouse is the designated Beneficiary, the Contract may be continued with such surviving spouse as the new Owner. If the Contract has joint owners, the surviving joint owner will be the designated Beneficiary. Joint owners must be husband and wife as of the Contract Date.

     If the Owner is not an individual, the Annuitant, as determined in accordance with Section 72(s) of the Internal Revenue Code, will be treated as Owner for purposes of these distribution requirements, and any changes in the Annuitant will be treated as the death of the Owner.

     Other rules may apply to a Qualified Contract.

PROCEEDS ON MATURITY DATE

     The Maturity Date is selected by the Owner subject to Provident Mutual's approval and state law.

     On the Maturity Date, the proceeds will be applied under the Life Annuity with Ten Year Certain Payment Option, unless the Owner chooses to have the proceeds paid under another Payment Option or in a lump sum. If a Payment Option is elected, the amount which will be applied is the Contract Account Value; if a lump sum payment is chosen, the amount paid will be the Cash Surrender Value on the Maturity Date.

     The Maturity Date may be changed subject to these limitations: the Owner's Written Notice must be received at the Administrative Office at least 30 days before the current Maturity Date; the requested Maturity Date must be a date that is at least 30 days after receipt of the Written Notice; and the requested Maturity Date must be not later than the first day of the month after the Annuitant's 90th birthday, or any earlier date required by law.

PAYMENTS

     Any withdrawal, Cash Surrender Value, or death benefit will usually be paid within seven days of receipt of written request or receipt and filing of due proof of death. However, payments may be postponed if:

        1. the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

        2. the SEC permits by an order the postponement for the protection of policyowners; or

        3. the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

     If a recent check or draft has been submitted, Provident Mutual has the right to defer payment until such check or draft has been honored.

     Provident Mutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of Written Notice for a withdrawal, surrender, or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular state.

MODIFICATION

     Upon notice to the Owner, Provident Mutual may modify the Contract, but only if such modification:

        1. is necessary to make the Contract or the Variable Account comply with any law or regulation issued by a governmental agency to which Provident Mutual is subject; or

        2. is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other Federal or state laws relating to retirement annuities or variable annuity contracts; or

        3. is necessary to reflect a change in the operation of the Variable Account; or

        4. provides additional Variable Account and/or fixed accumulation options.

     In the event of any such modifications, Provident Mutual will make appropriate endorsement to the Contract.

REPORTS TO CONTRACT OWNERS


     At least quarterly, Provident Mutual will mail to each Contract Owner, at such Owner's last known address of record, a report containing the Contract Account Value and Cash Surrender Value of the Contract and any further information required by any applicable law or regulation. The information will be as of a date not more than two months prior to the date of the mailing.


CONTRACT INQUIRIES

     Inquiries regarding a Contract may be made by writing to Provident Mutual at its Administrative Office, 300 Continental Drive, Newark, Delaware 19713.

                             THE GUARANTEED ACCOUNT

     An Owner may allocate some or all of the premiums and transfer some or all of the Contract Account Value to the Guaranteed Account, which is part of Provident Mutual's General Account and pays interest at declared rates guaranteed for each calendar year (subject to a minimum guaranteed interest rate of 3%). The principal, after deductions, is also guaranteed. Provident Mutual's General Account supports its insurance and annuity obligations. The Guaranteed Account has not, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Account nor Provident Mutual's General Account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither Provident Mutual's General Account, the Guaranteed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to these accounts which are included in this Prospectus are for your information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     The portion of the Contract Account Value allocated to the Guaranteed Account will be credited with rates of interest, as described below. Since the Guaranteed Account is part of Provident Mutual's General Account, Provident Mutual assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to Provident Mutual's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

     The Guaranteed Account Value is guaranteed to accumulate at a minimum effective annual interest rate of 3%. Provident Mutual intends to credit the Guaranteed Account Value with current rates in excess of the minimum guarantee but is not obligated to do so. These current interest rates are influenced by, but do not necessarily correspond to, prevailing general market interest rates. Since Provident Mutual, in its sole discretion, anticipates changing the current interest rate from time to time, different allocations to and from the Guaranteed Account Value will be credited with different current interest rates. The interest rate to be credited to each amount allocated or transferred to the Guaranteed Account will apply to the end of the calendar year in which such amount is received or transferred. At the end of the calendar year, Provident Mutual will determine a new current interest rate on such amount and accrued interest thereof (which may be a different current interest rate from the current interest rate on new allocations to the Guaranteed Account on that date). The rate declared on such amount and accrued interest thereon at the end of each calendar year will be guaranteed for the following calendar year. Any interest credited on the amounts in the Guaranteed Account in excess of the minimum guaranteed rate of 3% per year will be determined in the sole discretion of Provident Mutual. The Owner assumes the risk that interest credited may not exceed the guaranteed minimum rate.

     Amounts deducted from the Guaranteed Account for the administration fee, withdrawals, transfers to the Subaccounts, or other charges are currently, for the purpose of crediting interest, accounted for on a last-in, first-out ("LIFO") method.

     Provident Mutual reserves the right to change the method of crediting interest from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest below 3% per annum or shorten the period for which the interest rate applies to less than a calendar year (except for the year in which such amount is received or transferred).

     Calculation of Guaranteed Account Value. The Guaranteed Account Value at any time is equal to amounts allocated and transferred to it plus interest credited to it, minus amounts deducted, transferred, or withdrawn from it.

TRANSFERS FROM GUARANTEED ACCOUNT

     Within 30 days prior to or following any Contract Anniversary, one transfer is allowed from the Guaranteed Account to any or all of the Subaccounts. The amount transferred from the Guaranteed Account may not exceed 25% of the Guaranteed Account Value on the date of transfer, unless the balance after the transfer is less than $500 in which case the entire amount will be transferred. If the Written Notice of such transfer is received prior to the Contract Anniversary, the transfer will be made as of the Contract Anniversary; if the Written Notice is received after the Contract Anniversary, the transfer will be made as of the date Provident Mutual receives the Written Notice at its Administrative Office.

PAYMENT DEFERRAL

     Provident Mutual has the right to defer payment of any withdrawal, cash surrender, or transfer from the Guaranteed Account for up to six months from the date of receipt of the Written Notice for withdrawal, surrender, or transfer.

                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)

     General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below, a Surrender Charge (contingent deferred sales charge) is deducted from the Contract Account Value if a withdrawal is made or a Contract is surrendered before annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by Provident Mutual; conversely, if the amount of such charges proves more than enough, the excess will be retained by Provident Mutual. Provident Mutual does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Provident Mutual's general assets.


     Charges for Withdrawals or Surrender. If a withdrawal is made or a Contract is surrendered, the applicable Surrender Charge will be as follows:

CONTRACT YEAR IN WHICH     CHARGES AS PERCENTAGE OF
     WITHDRAWAL OR                  AMOUNT
   SURRENDER OCCURS        WITHDRAWN OR SURRENDERED
-----------------------    -------------------------
           1                          6%
           2                           5
           3                           4
           4                           3
           5                           2
           6                           1
      7 and after                      0

     No Surrender Charge is deducted if the withdrawal or surrender occurs after six full Contract Years. In addition, no Surrender Charge is deducted on the Maturity Date if the Contract proceeds are applied under a Payment Option.

     In no event will the total Surrender Charges assessed under a Contract exceed 8 1/2% of the total gross premiums paid under that contract.

     If the Contract is being surrendered, the applicable Surrender Charge and Premium Tax Charge will be deducted from the Contract Account Value in determining the Cash Surrender Value. For a partial withdrawal, any applicable Surrender Charge and Premium Tax Charge will be deducted from the amount withdrawn, unless the Contract Owner requests in advance that the Surrender Charge and Premium Tax Charge be deducted from the remaining Contract Account Value. In this case, the amount that will be withdrawn from the Contract Account Value will equal the amount of the withdrawal request plus any Surrender Charge and Premium Tax Charge. If the requested amount is withdrawn from the Guaranteed Account and one or more of the Subaccounts, or is withdrawn from more than one Subaccount, then the Surrender Charge and Premium Tax Charge will be deducted form each Subaccount and/or from the Guaranteed Account based on the percentage of the withdrawal amount deducted from each Subaccount and/or from the Guaranteed Account. However, where such a withdrawal request would reduce the amount in a Subaccount or the Guaranteed Account below $500 and is therefore treated as a withdrawal of the entire amount of Contract Account Value in the Subaccount or the Guaranteed Account, then the Surrender charge and Premium Tax Charge that otherwise would be allocated to that account will be deducted from the amount withdrawn.

     Amounts Not Subject to Surrender Charge. Subject to certain restrictions, up to 10% of the Contract Account Value as of the beginning of a Contract Year may be withdrawn or surrendered in that Contract Year without a Surrender Charge. Specifically, after the first Contract Year, the otherwise applicable Surrender Charge will not be applied to the first and second withdrawals during a Contract Year to the extent that the amount withdrawn is not in excess of 10% of the Contract Account Value as of the beginning of such Contract Year. During the first Contract Year, the full amount of all withdrawals (and any surrender) will be subject to the Surrender Charge.

     After the first Contract Year, any amounts withdrawn in excess of 10% or subsequent to the second withdrawal in a Contract Year will be assessed a Surrender Charge. This right is not cumulative from Contract Year to Contract Year. If the Contract is surrendered and there have been no prior withdrawals during such Contract Year, no Surrender Charge will apply to the amount of the surrender up to 10% of the Contract Account Value as of the beginning of that Contract Year. If a surrender is made during a Contract Year in which there has not been more than one withdrawal made, the Contract Owner may surrender free of charge an amount equal to 10% of the Contract Account Value as of the beginning of the Contract Year less the total amount previously withdrawn during such Contract Year without imposition of the Surrender Charge. In the event that a surrender is made in excess of the amount which may be surrendered free of charge, only the excess amount will be subject to the Surrender Charge.

ADMINISTRATIVE CHARGES


     Annual Administration Fee. On each Contract Anniversary prior to and including the Maturity Date, and upon surrender of the Contract or on the Maturity Date (if other than on a Contract Anniversary), Provident Mutual deducts from the Contract Account Value an Annual Administration Fee of $30 to reimburse it for administrative expenses relating to the Contract. The charge will be deducted from each Subaccount and the Guaranteed Account based on the proportion that the value in each such account bears to the total Contract Account Value. No Annual Administrative Fee is payable during the annuity period.



     Asset-Based Administration Charge. To compensate Provident Mutual for costs associated with administration of the Contracts, prior to the Maturity Date Provident Mutual deducts a daily asset-based administration charge from the assets of the Variable Account equal to an annual rate of 0.15%.


TRANSFER PROCESSING FEE


     The first twelve transfers during each Contract Year are free. A $25 Transfer Processing Fee will be assessed for each additional transfer during such Contract Year. For the purpose of assessing the fee, each Written Notice of transfer is considered to be one transfer, regardless of the number of Subaccounts or accounts affected by the transfer. The processing fee will be deducted from the amount being transferred.


MORTALITY AND EXPENSE RISK CHARGE

     To compensate Provident Mutual for assuming mortality and expense risks, prior to the Maturity Date Provident Mutual deducts a daily Mortality and Expense Risk Charge from the assets of the Variable Account. Provident Mutual will impose a charge in an amount that is equal to an annual rate of 1.25% (daily rate of .00342466%) (approximately 0.70% for mortality risk and 0.55% for expense risk).


     The mortality risk Provident Mutual assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk Provident Mutual assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Maturity Date. The expense risk Provident Mutual assumes is the risk that the surrender charges, administration fees, and transfer fees may be insufficient to cover actual future expenses.


OTHER CHARGES INCLUDING INVESTMENT ADVISORY FEES OF THE FUNDS

     Because the Variable Account purchases shares of the Funds, the net assets of each Subaccount of the Variable Account will reflect the investment advisory fees and operating expenses incurred by the Funds. For each Portfolio, an investment advisor is paid a daily fee by the Funds for its investment advisory services. Each advisory fee is a percentage of a Portfolio's average daily net assets, and thus the actual fee paid depends on the Portfolio and the assets of such Portfolio. Each Portfolio of the Funds is also responsible for its operating expenses. At the present time, certain expenses are being reimbursed and advisory fees waived. The expense reimbursement and fee waiver agreements are expected to continue past the current year. However, these agreements are subject to termination and, if any of the agreements are terminated, Fund expenses will increase. See the accompanying current Prospectuses for the Funds for further details.

PREMIUM TAXES

     Various states levy a premium tax on annuity contracts issued by insurance companies. Other states levy a premium tax on contracts sold in its state only if the state of domicile of the Company issuing such contract imposes a premium tax on contracts sold in that state. Premium tax rates are subject to change from time to time by legislative and other governmental action.

     If premium taxes are applicable to a Contract, they will be deducted from the Contract proceeds upon (i) a withdrawal from or surrender of the Contract or
(ii) application of the proceeds to a Payment Option or (iii) payment of death benefit proceeds.

OTHER TAXES

     Currently, no charge will be made against the Variable Account for Federal income taxes. Provident Mutual may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to Provident Mutual. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                PAYMENT OPTIONS

     The Contract ends on the Maturity Date, at which time the Contract Account Value will be applied under a Payment Option, unless the Owner elects to receive the Cash Surrender Value in a single sum. If an election of a Payment Option has not been filed at Provident Mutual's Administrative Office on the Maturity Date, the proceeds will be paid as a life annuity with payments for ten years guaranteed. Prior to the Maturity Date, the Owner can have the Cash Surrender Value applied under a Payment Option, or a Beneficiary can have the death benefit applied under a Payment Option. Any premium tax applicable will be deducted from the Cash Surrender Value or the Contract Account Value at the time payments commence. The Contract must be surrendered so that the applicable amount can be paid in a lump sum or a supplemental contract for the applicable Payment Option can be issued.

     The Payment Options available are described below. The term "Payee" means a person who is entitled to receive payment under that option. The Payment Options are fixed, which means that each option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

ELECTION OF OPTIONS

     An option may be elected, revoked, or changed at any time before the Maturity Date while the Annuitant is living. If the Payee is other than the Owner, the election of a Payment Option requires the consent of Provident Mutual. If an election is not in effect at the Annuitant's death or if payment is to be made in one sum under an existing election, the Beneficiary may elect one of the options after the death of the Annuitant.

     An election of option and any revocation or change must be made by Written Notice. It must be filed with the Administrative Office.

     An option may not be elected if any periodic payment under the election would be less than $50. Subject to this condition, payments may be made annually, semi-annually, quarterly, or monthly and are made at the beginning of such period.

DESCRIPTION OF OPTIONS

     Option A -- Life Annuity Option. To have the proceeds paid in equal amounts each month during the Payee's lifetime with payments ceasing with the last payment prior to the death of the Payee. No amounts are payable after the Payee dies. Therefore, if the Payee dies immediately following the date of the first payment, the Payee will receive one monthly payment only.

     Option B -- Life Annuity Option with 10 Years Guaranteed. To have the proceeds paid in equal amounts each month during the Payee's lifetime with the guarantee that payments will be made for a period of not less than ten years. Under this option, if any Beneficiary dies while receiving payment, the present value of the current dollar amount on the date of death of any remaining guaranteed payments will be paid in one sum to the executors or administrators of the Beneficiary unless otherwise provided in writing. Calculation of such present value shall be at 3% which is the rate of interest assumed in computing the amount of annuity payments.

     The amount of each payment will be determined from the Tables in the Contract which apply to the particular option using the Payee's age and sex. If the Contract is sold in a group or employer-sponsored arrangement, the amount of the payments will be based on the Payee's age only. Age will be determined from the nearest birthday at the due date of the first payment.

     Alternate Income Option. In lieu of one of the above options, the Contract Account Value, Cash Surrender Value or death benefit, as applicable, may be settled under an Alternate Income Option based on Provident Mutual's single premium immediate annuity rates in effect at the time of settlement. Such rates will be adjusted to a due basis. The first payment will be made immediately (at the beginning of the first month, rather than at the end of the month) which will result in receiving one additional payment. The income will then be increased by 4%. In no case will the income be less than that which would be payable if the amount were used to purchase a single premium immediate annuity adjusted to a due basis.

                            YIELDS AND TOTAL RETURNS

     From time to time, Provident Mutual may advertise or include in sales literature yields, effective yields, and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Each Subaccount may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

     Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Portfolio of the Funds. The Funds' performance in part reflects the Funds' expenses. See the Prospectuses for the Funds.

     The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

     The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

     The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time including, but not limited to, a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. For periods prior to the date the Variable Account commenced operations, performance information for Contracts funded by the Subaccounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts.

     The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shown the average percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the

Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

     In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements. Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Surrender Charge. In addition, Provident Mutual may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Subaccounts.

     Non-standard performance date will only be disclosed if the standard performance date for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

     In advertising and sales literature, the performance of each Subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Subaccounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

     Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provide data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

     Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

     Provident Mutual may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Portfolio's investment experience is positive.

                               FEDERAL TAX STATUS

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE

INTRODUCTION

     This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the annuity contract issued by Provident Mutual. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon Provident Mutual's understanding of the present Federal income tax laws, as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present Federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

     The Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). The Qualified

Contract is designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Internal Revenue Code of 1986, as amended (the "Code"). The ultimate effect of Federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on Provident Mutual's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

TAX STATUS OF THE CONTRACT

     Diversification Requirements. Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although Provident Mutual does not have control over the Funds in which the Variable Account invest, we believe that each Portfolio in which the Variable Account owns shares will meet the diversification requirements and that therefore the Contract will be treated as an annuity contract under the Code.

     In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."

     The ownership rights under the contract are similar to, but difference in certain respects from, those described by the Service in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of the Contract has the choice of one or more Subaccounts in which to allocate premiums and Contract values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the contractowner's being treated as the owner of the assets of the Variable Account. In addition, Provident Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Provident Mutual therefore reserves the right to modify the Contract as necessary to attempt to prevent the contractowner from being considered the owner of the assets of the Variable Account.

     Required Distributions. In addition to the requirements of Section 817(h) of the Code, in order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the annuity commencement date, the entire interest in the Contract will be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of the Owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Owner's death. The Owner's "designated beneficiary" is the person designated by such owner as a Beneficiary and to whom ownership of the Policy passes by reason of death and must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Provident Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

     The following discussion assumes that the Contracts will qualify as annuity contracts for Federal income tax purposes.

TAXATION OF ANNUITIES

     In General. Section 72 of the Code governs taxation of annuities in general. Provident Mutual believes that an Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Account Value (e.g., partial withdrawals and complete surrenders) or as annuity payments under the Payment Option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Account Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or an annuity) is taxable as ordinary income.

     The Owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Account Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner is not a natural person may wish to discuss these with a competent tax advisor.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals.  In the case of a withdrawal from a Qualified Contract, under
Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any premium payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.


     In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Maturity Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the accumulation value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.


     In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

     Annuity Payments. Although tax consequences may vary depending on the Payment Option elected under an annuity contract, under Code Section 72(b), generally (prior to recovery of the investment in the contract) gross income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. Stated differently, prior to recovery of the investment in the contract, in general, there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each income payment is taxable. After the "investment in the contract" is recovered, the full amount of any additional annuity payments is taxable.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a Payment Option, they are taxed in the same way as annuity payments. For these purposes, the investment in the contract is not affected by the owner's or annuitant's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

     Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     1. made on or after the taxpayer reaches age 59 1/2;
     2. made on or after the death of the holder (or if the holder is not an individual, the death of the primary annuitant);
     3. attributable to the taxpayer's becoming disabled;
     4. a part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;
     5. made under an annuity contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and
     6. made under certain annuities issued in connection with structured settlement agreements.

     Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions, loans, and other circumstances.

     Possible Tax Changes. In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

     A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Maturity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax advisor with respect to the potential effects of such a transaction.

WITHHOLDING

     Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distribution from certain qualified plans are generally subject to mandatory withholding.

MULTIPLE CONTRACTS

     All non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by Provident Mutual (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, a Contract Owner should consult a competent tax advisor before purchasing more than one annuity contract.

TAXATION OF QUALIFIED PLANS

     The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract Owners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but Provident Mutual shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless Provident Mutual consents. Some retirement plans are subject to distribution and other requirements that are not incorporated in the administration of the Contracts. Owners are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable law. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. Provident Mutual will amend the Contract as necessary to conform it to the requirements of the Code.

     Corporate Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments. Corporate employers intending to use the Contract with such plans should seek competent advice.


     Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of the Contract for use with IRAs may be subject to special requirements on the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not generally ruled whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.



     SIMPLE Retirement Accounts. Beginning January 1, 1997, certain small employers may establish Simple Retirement Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age
59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the Simple Retirement Account to meet Code requirements may result in adverse tax consequences.



     Tax Sheltered Annuities. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premiums paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code section 403(b)(11) restricts the distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.



RESTRICTIONS UNDER QUALIFIED CONTRACTS


     Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

POSSIBLE CHARGE FOR PROVIDENT MUTUAL'S TAXES

     At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

     If any tax charges are made in the future, they will be accumulated daily and transferred from the applicable Subaccount to Provident Mutual's General Account. Any investment earnings on tax charges accumulated in a Subaccount will be retained by Provident Mutual.

OTHER TAX CONSEQUENCES

     As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect Provident Mutual's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax advisor should be consulted for further information.

                           DISTRIBUTION OF CONTRACTS


     The Contracts will be offered to the public on a continuous basis, and Provident Mutual does not anticipate discontinuing the offering of the Contracts. However, Provident Mutual reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Provident Mutual's variable annuity contracts and who are also registered representatives of 1717 Capital Management Company ("1717") or broker/dealers having selling agreements with 1717 or broker/dealers having selling agreements with such broker/dealers. 1717 is a wholly owned indirect subsidiary of Provident Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


     1717 acts as the Principal Underwriter, as defined in the Investment Company Act of 1940, of the Contracts for the Variable Account pursuant to an Underwriting Agreement between Provident Mutual and 1717. 1717 is not obligated to sell any specific number of Contracts. 1717's principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850. The Contracts may also be sold through other broker-dealers registered under the Securities Exchange Act of 1934 whose representatives are authorized by applicable law to sell variable annuity contracts. 1717 has entered into a Selling Agreement with Equity Services, Inc. (ESI), a registered broker-dealer affiliated with 1717. Under the terms of the Selling Agreement registered representatives of ESI will solicit applications and ESI will also enter into selling agreements with other broker-dealers with respect to distribution of the Contracts. 1717 and ESI receive the full commissions on Contracts sold by their registered representatives. Nonaffiliated broker-dealers receive full commissions on Contracts sold by their registered representatives, less a nominal charge by 1717 or ESI for expenses incurred. The commissions paid are no greater than 6 1/2% of premiums.

                               LEGAL PROCEEDINGS

     There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Provident Mutual is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.

                                 VOTING RIGHTS

     In accordance with its view of present applicable law, Provident Mutual will vote the Portfolio shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Provident Mutual determines that it is allowed to vote the Portfolio shares in its own right, it may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. The number of votes attributable to a Subaccount will be determined by applying an Owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. An Owner holds a voting interest in each Subaccount to which the Variable Account Value is allocated. The Owner only has voting interest prior to the Maturity Date.

     The number of votes of a Portfolio which are available to the Contract Owner will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the relevant meeting of each Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Funds.

     Fund shares as to which no timely instructions are received and shares held by Provident Mutual in a Subaccount as to which an Owner has no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

     Each person having a voting interest in a Subaccount will receive proxy materials, reports, and other material relating to the appropriate Portfolio.

                              FINANCIAL STATEMENTS


     The audited statements of financial condition for Provident Mutual as of December 31, 1996 and 1995 and the related statements of operations, changes in unassigned surplus and cash flows for each of the three years in the period ended December 31, 1996, as well as the Report of Independent Accountants are contained in the Statement of Additional Information. The audited statement of assets and liabilities of the Variable Account as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended are included in the Statement of Additional Information.

             STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS


                                                                                        PAGE
                                                                                        -----
Additional Contract Provisions......................................................      S-2
     The Contract...................................................................      S-2
     Incontestability...............................................................      S-2
     Misstatement of Age or Sex.....................................................      S-2
     Dividends......................................................................      S-2
Calculation of Yields and Total Returns.............................................      S-2
     Money Market Subaccount Yields.................................................      S-2
     Other Subaccount Yields........................................................      S-3
     Average Annual Total Returns...................................................      S-4
     Other Total Returns............................................................      S-6
     Effect of the Administration Fee on Performance Data...........................      S-8
Termination of Participation Agreements.............................................      S-8
Safekeeping of Account Assets.......................................................      S-9
State Regulation....................................................................      S-9
Records and Reports.................................................................      S-9
Legal Matters.......................................................................     S-10
Experts.............................................................................     S-10
Other Information...................................................................     S-10
Financial Statements................................................................     S-10

                    PROVIDENT MUTUAL LIFE INSURANCE COMPANY
         HOME OFFICE: 1050 WESTLAKES DRIVE, BERWYN, PENNSYLVANIA 19312

                                 (610) 407-1717

      ADMINISTRATIVE OFFICE: 300 CONTINENTAL DRIVE, NEWARK, DELAWARE 19713

                                 1-800-688-5177


                      STATEMENT OF ADDITIONAL INFORMATION
                       VARIABLE ANNUITY SEPARATE ACCOUNT
         INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT


     This Statement of Additional Information contains information in addition to the information described in the Prospectus for the flexible premium deferred variable annuity contract (the "Contract") offered by Provident Mutual Life Insurance Company. This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectuses for the Contract and the Market Street Fund, Inc., the Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and the Federated Insurance Series. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.



      The date of this Statement of Additional Information is May 1, 1997.


                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS*

ADDITIONAL CONTRACT PROVISIONS (13-27)...............................................    S-2
     The Contract....................................................................    S-2
     Incontestability................................................................    S-2
     Misstatement of Age or Sex......................................................    S-2
     Dividends.......................................................................    S-2
CALCULATION OF YIELDS AND TOTAL RETURNS (27-28)......................................    S-2
     Money Market Subaccount Yields..................................................    S-2
     Other Subaccount Yields.........................................................    S-3
     Average Annual Total Returns....................................................    S-4
     Other Total Returns.............................................................    S-6
     Effect of the Administration Fee on Performance Data............................    S-7
TERMINATION OF PARTICIPATION AGREEMENTS (12).........................................    S-8
SAFEKEEPING OF ACCOUNT ASSETS........................................................    S-9
STATE REGULATION (8).................................................................    S-9
RECORDS AND REPORTS..................................................................    S-9
LEGAL MATTERS (33)...................................................................   S-10
EXPERTS..............................................................................   S-10
OTHER INFORMATION....................................................................   S-10
FINANCIAL STATEMENTS (34)............................................................   S-10

---------------

* Numbers in parentheses refer to corresponding pages of the Prospectus.

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

     The entire contract is made up of the policy and the application. The statements made in the application are deemed representations and not warranties. Provident Mutual cannot use any statement in defense of a claim or to void the Contract unless it is contained in the application and a copy of the application is attached to the Contract at issue.

INCONTESTABILITY

     Provident Mutual will not contest the Contract after it has been in force during the Annuitant's lifetime for two years from the Contract Date.

MISSTATEMENT OF AGE OR SEX

     If the age or sex of the annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex.

     If an overpayment is made because of an error in age or sex, the overpayment plus interest at 3% compounded annually will be a debt against the Contract. If the debt is not repaid, future payments will be reduced accordingly.

     If an underpayment is made because of an error in age or sex, any annuity payments will be recalculated at the correct age and sex and future payments will be adjusted. The underpayment with interest at 3% compounded annually will be paid in a single sum.

DIVIDENDS

     The Contract is eligible for dividends. Provident Mutual will determine the share of its divisible surplus to be apportioned to the Contract on a yearly basis. Since this Contract will probably not contribute to surplus, Provident Mutual does not expect to credit dividends to it. If a dividend is credited, it will be paid to the Owner in cash.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, Provident Mutual may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Subaccounts will be lower than the yield for their respective Portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract.

MONEY MARKET SUBACCOUNT YIELDS

     From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Administration Fee; 2) the Asset-Based Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 administration fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) X (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value on the first day of the seven-day period.

     The effective yield of the Money Market Subaccount determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:

     Effective Yield = (1 + ((NCS - ES)/UV))365/7 - 1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

     ES   = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV  = the unit value for the first day of the seven-day period.

     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and the Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

OTHER SUBACCOUNT YIELDS

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Portfolio attributable to the Subaccount units less Subaccount expenses for the period; by 2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Subaccount include the Annual Administration Fee, the Asset-Based Administration Charge and the

Mortality and Expense Risk Charge. The yield calculation assumes an administration fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)6-1

     Where:

     NI   = net income of the Portfolio for the 30-day or one-month period attributable to the Subaccount's units.

     ES   = expenses of the Subaccount for the 30-day or one-month period.

     U    = the average number of units outstanding.

     UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

     Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount will be lower than the yield for the corresponding Fund Portfolio.

     The yield on the amounts held in the Subaccounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Subaccount's actual yield is affected by the types and quality of portfolio securities held by the Portfolio and its operating expenses.

     Yield calculations do not take into account the Surrender Charge under the Contract equal to 1% to 6% of premiums paid during the six years prior to the surrender or withdrawal (including the year in which the surrender is made) on amounts surrendered or withdrawn under the contract. A Surrender Charge will not be imposed on the first or second withdrawal in any Contract Year on an amount up to 10% of the Contract Account Value as of the beginning of such year.

AVERAGE ANNUAL TOTAL RETURNS

     From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

     Until a Subaccount has been in operation for 10 years, Provident Mutual will always include quotes of average annual total return for the period measured from the date the Contracts were first offered for sale. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Subaccount unit values which Provident Mutual calculates on each Valuation Day based on the performance of the Subaccount's underlying Portfolio, the deductions for the Mortality and Expense Risk Charge, the Asset-Based Administration Charge, and the Annual Administration Fee. The calculation assumes that the Administration Fee is $30 per year per contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar administration fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Surrender Charge for any period less than seven years. The total return will then be calculated according to the following formula:

     TR  = ((ERV/P)1/N) - 1

     Where:

     TR  = the average annual total return net of Subaccount recurring charges

     ERV = the ending redeemable value (net of any applicable Surrender Charge) of the hypothetical account at the end of the period

     P    = a hypothetical initial payment of $1,000.

     N    = the number of years in the period.

     From time to time, sales literature or advertisements may also quote average annual total returns for periods prior to the date the Variable Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Contract charges currently in effect. In addition, sales literature or advertisements may quote average annual total return for the Subaccounts for the period before the Contracts were registered under the 1933 Act, with the level of Contract charges currently in effect.


     The Funds have provided the total return information for the Portfolios, including the Portfolio total return information used to calculate the total returns of the Subaccounts for periods prior to the Subaccounts' inception of the Subaccounts. The Variable Insurance Products Fund, the Variable Insurance Products Fund II, the Scudder Variable Life Investment Fund, the OCC Accumulation Trust, the Dreyfus Variable Investment Fund and the Federated Insurance Series are not affiliated with Provident Mutual. While Provident Mutual has no reason to doubt the accuracy of these figures provided by these non-affiliated Funds, Provident Mutual does not represent that they are true and complete, and disclaims all responsibility for these figures.

     Such average annual total return information for the Subaccounts is as follows:


                                                                                       FOR THE 10-YEAR PERIOD
                                                     FOR THE 1-YEAR   FOR THE 5-YEAR       ENDED 12/31/96
                                                      PERIOD ENDED     PERIOD ENDED    (OR DATE OF INCEPTION
   SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)        12/31/96         12/31/96      IF LESS THAN 10 YEARS
---------------------------------------------------  --------------   --------------   ----------------------
MARKET STREET
  Growth (December 12, 1985).......................       12.31%          11.04%               11.72%
  Money Market (December 12, 1985).................       (1.23)%          2.16%                3.95%
  Bond (December 12, 1985).........................       (3.34)%          4.53%                5.11%
  Managed (December 12, 1985)......................        5.13%           9.35%                7.29%
  Aggressive Growth (May 1, 1989)..................       13.58%           6.24%               11.86%
  International (November 1, 1991).................        4.13%           7.92%                7.23%
FIDELITY
  High Income (September 19, 1985).................        7.09%          12.98%                9.45%
  Equity Income (October 9, 1986)..................        7.32%          15.97%               12.06%
  Growth (October 9, 1986).........................        7.72%          13.18%               13.47%
  Asset Manager (September 6, 1989)................        7.63%           9.31%               10.00%
  Index 500 (August 27, 1992)......................       15.37%                               14.83%
  Contrafund (July 3, 1995)........................       13.94%                               25.32%
OCC
  Equity (August 1, 1988)..........................       15.88%                               17.23%
  Small Cap (August 1, 1988).......................       11.50%                                8.16%
  Managed (August 1, 1988).........................       15.32%                               18.32%
SCUDDER
  Bond (July 16, 1985).............................       (3.50)%          4.90%                6.07%
  Growth & Income (May 2, 1994)....................       14.74%                               18.20%
  International (May 1, 1987)......................        7.81%           9.11%                8.27%
DREYFUS
  Zero 2000 Bond (August 31, 1990).................       (3.69)%          5.82%                8.59%
  Growth & Inc. (May 2, 1994)......................       13.42%                               24.35%
  Socially Resp. (October 7, 1993).................       13.87%                               16.63%
FEDERATED
  Fund for US Gov't Securities II (March 29,
     1994).........................................       (2.17)%                               2.48%
  Utility Fund II (April 14, 1994).................        4.76%                                7.47%


OTHER TOTAL RETURN

     From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn. Such information is as follows:


                                                                                       FOR THE 10-YEAR PERIOD
                                                 FOR THE 1-YEAR     FOR THE 5-YEAR         ENDED 12/31/96
                                                  PERIOD ENDED       PERIOD ENDED      (OR DATE OF INCEPTION
 SUBACCOUNT (DATE OF FUND PORTFOLIO INCEPTION)      12/31/96           12/31/96        IS LESS THAN 10 YEARS)
-----------------------------------------------  --------------     --------------     ----------------------
MARKET STREET
  Growth (December 12, 1985)...................       17.60%            11.24%                 11.72%
  Money Market (December 12, 1985).............        3.42%             2.35%                  3.95%
  Bond (December 12, 1985).....................        1.21%             4.72%                  5.11%
  Managed (December 12, 1985)..................       10.08%             9.54%                  7.29%
  Aggressive Growth (May 1, 1989)..............       18.93%             6.43%                 11.86%
  International (November 1, 1991).............        9.04%             8.11%                  7.42%
FIDELITY
  High Income (September 19, 1985).............       12.13%            13.19%                  9.45%
  Equity Income (October 9, 1986)..............       12.38%            16.18%                 12.06%
  Growth (October 9, 1986).....................       12.80%            13.39%                 13.47%
  Asset Manager (September 6, 1989)............       12.70%             9.51%                 10.00%
  Index 500 (August 27, 1992)..................       20.80%                                   15.31%
  Contrafund (July 3, 1995)....................       19.31%                                   28.25%
OCC
  Equity (August 1, 1988)......................       21.34%                                   18.25%
  Small Cap (August 1, 1988)...................       16.76%                                    9.10%
  Managed (August 1, 1988).....................       20.75%                                   19.35%
SCUDDER
  Bond (July 16, 1985).........................        1.05%             5.09%                  6.07%
  Growth & Income (May 2, 1994)................       20.14%                                   19.84%
  International (May 1, 1987)..................       12.89%             9.31%                  8.27%
DREYFUS
  Zero 2000 Bond (August 31, 1990).............        0.85%             6.01%                  8.59%
  Growth & Inc. (May 2, 1994)..................       18.76%                                   26.08%
  Socially Resp. (October 7, 1993).............       19.23%                                   17.62%
FEDERATED
  Fund for US Gov't Securities II (March 29,
     1994).....................................        2.55%                                    3.85%
  Utility Fund II (April 14, 1994).............        9.70%                                    8.84%


     Provident Mutual may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

     CTR = (ERV/P) - 1

     Where:

     CTR = the Cumulative Total Return net of Subaccount recurring charges for the period.

     ERV = the ending redeemable value of the hypothetical investment at the end of the period.

     P    = a hypothetical single payment of $1,000.

EFFECT OF THE ADMINISTRATION FEE ON PERFORMANCE DATA

     The Contract provides for a $30 Annual Administration Fee to be deducted annually at the end of each Contract Year, from the Subaccounts and the Guaranteed Account based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the administration fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average contract value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                    TERMINATION OF PARTICIPATION AGREEMENTS

     The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

     Market Street Fund, Inc. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at Provident Mutual's option if shares of the Fund are not reasonably available to meet the requirements of the contracts; (3) at the option of the Fund or Provident Mutual if certain enforcement proceedings are instituted against the other; (4) upon vote of the Owners of Contracts to substitute shares of another mutual fund; (5) at Provident Mutual's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of Provident Mutual or the Fund upon a determination that an irreconcilable material conflict exists between owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of Provident Mutual if it has withdrawn the Variable Account's investment in the Fund; or (8) at the option of any party upon another party's material breach of any provision of the agreement.

     Variable Insurance Products Fund and Variable Insurance Products Fund
II. These agreements provide for termination: (1) on six months' advance notice by any party; (2) at Provident Mutual's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at Provident Mutual's option if shares of the Fund are not registered, issued or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (4) at the option of the Fund or its principal underwriter if it determines that Provident Mutual has suffered material adverse changes in its business or financial conditions or is the subject of material adverse publicity; (5) at the option of Provident Mutual if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity; or (6) at the option of the Fund or its principal underwriter if Provident Mutual decides to make another mutual fund available as a funding vehicle for its Contracts.

     Scudder Variable Life Investment Fund. This agreement provides for termination: (1) one hundred twenty days after the renegotiation date if the Fund and Provident Mutual fail within sixty days after such renegotiation date to agree to continue or amend the agreement; (2) at the option of Provident Mutual or the Fund if no shares of the Fund are owned by Provident Mutual, the Variable Account, an affiliated insurance company or a separate account of such affiliated insurance company; (3) upon determination that an irreconcilable conflict exists between the interests of owners of the Contracts and variable insurance products of all separate accounts or the interests of participating insurance companies investing in the Fund.

     OCC Accumulation Trust. This agreement provides for termination: (1) on one year's advance notice by any party; (2) at Provident Mutual's option if shares of the Fund are not reasonably available to meet the requirements of the Contracts; (3) at the option of the Fund or Provident Mutual if certain enforcement proceedings are instituted against the other; (4) upon vote of the owners of contracts to substitute shares of another mutual fund; (5) at Provident Mutual's option if the Fund ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder; (6) at the option of Provident Mutual or the Fund upon a determination that an irreconcilable material conflict exists between owners of variable insurance products of all the separate accounts or the interests of participating insurance companies investing in the Fund; (7) at the option of Provident Mutual if it has withdrawn the Variable Account's investment in the Fund; (8) at the option of any party upon another party's material breach of any provision of the agreement; or (9) at Provident Mutual's option if it determines that the Fund or its principal underwriter has suffered a material adverse change in its business, operations or financial condition or is the subject of material adverse publicity.

     Dreyfus Variable Investment Fund.  This agreement provides for termination:
(a) on 180 days' notice by Provident Mutual or the Fund; (b) at Provident Mutual's option if shares of the Fund are not reasonably available to meet the requirements of the contracts; (c) at the option of Provident Mutual or the Fund if certain enforcement proceedings are instituted against the other; (d) at the option of the Fund if it determines that Provident Mutual has suffered a material adverse change in its business or financial condition or is the subject of material adverse publicity; (e) upon termination of the Investment Advisory Agreement between the Fund and Dreyfus; (f) in the event the Fund's shares are not registered, issued or sold in accordance with applicable laws; (g) at the option of the Fund upon a determination that it is no longer advisable and in the interests of shareholders to continue the agreement; (h) at the option of the Fund if the contracts cease to qualify as annuity contracts under the Code;
(i) at the option of either party upon another's breach of any material provision of the agreement; (j) at the option of the Fund, if the contracts are not registered, issued or sold in accordance with applicable law; or (k) upon assignment of the agreement.


     Federated Insurance Series. This agreement provides for termination: (a) on 180 days' notice by Providentmutual or the Fund; (b) at Providentmutual's option if shares of the Portfolios are not reasonably available to meet the requirements of the Contracts; (c) at the option of Providentmutual or the Fund if certain enforcement proceedings are instituted against the other; (d) upon the vote of Owners having an interest in a subaccount investing in a Fund Portfolio to substitute shares of another investment company for corresponding shares of the Portfolio of the Fund; (e) in the event the Fund's shares are not registered, issued or sold in accordance with applicable law; (f) at the option of Providentmutual or the Fund upon a determination that an irreconcilable conflict exists between Owners of variable insurance products of all separate accounts and the interests of participating insurance companies investing in the Fund; and (g) at the option of Providentmutual if the Fund or a Portfolio ceases to qualify as a regulated investment company under the Code or fails to meet the diversification requirements thereunder.


                         SAFEKEEPING OF ACCOUNT ASSETS

     Provident Mutual holds the title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

     Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.


     The officers and employees of Provident Mutual are covered by an insurance company blanket bond issued by Aetna Casualty and Surety Company to Provident Mutual in the amount of ten million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.


                               STATE REGULATIONS

     Provident Mutual is subject to regulation and supervision by the Insurance Department of the Commonwealth of Pennsylvania which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Provident Mutual is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

     Provident Mutual will maintain all records and accounts relating to the Variable Account. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Contract Owners semi-annually at the last address known to the Company.

                                 LEGAL MATTERS


     M. Diane Koken, Vice President, General Counsel and Secretary of Provident Mutual, has provided advice on certain matters relating to the laws of Pennsylvania regarding the Contracts and Provident Mutual's issuance of the Contracts. Sutherland, Asbill & Brennan L.L.P., of Washington, D.C. has provided advice on certain matters relating to the Federal securities laws.


                                    EXPERTS


     The statements of financial condition for Provident Mutual as of December 31, 1996 and 1995 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996 and the audited statement of assets and liabilities of the Provident Mutual Variable Annuity Separate Account as of December 31, 1996 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended which are included in this Statement of Additional Information and in the registration statement have been audited by Coopers & Lybrand L.L.P. as set forth in their report included herein, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.


                               OTHER INFORMATION

     A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


     This Statement of Additional Information contains the audited statements of assets and liabilities of the Provident Mutual Variable Annuity Separate Account as of December 31, 1996 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. Coopers & Lybrand L.L.P. serves as independent accountants for the Provident Mutual Variable Annuity Separate Account.



     Provident Mutual's statements of financial condition as of December 31, 1996 and 1995 and the related statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996, which are included in this Statement of Additional Information, should be considered only as bearing on Provident Mutual's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Provident Mutual Variable Annuity Separate Account.

                              FINANCIAL STATEMENTS



                                                                                        PAGE
                                                                                        -----
Provident Mutual Variable Annuity Separate Account
  Report of Independent Accountants...................................................    F-2
  Statements of Assets and Liabilities, December 31, 1996.............................    F-3
  Statements of Operations for the Year Ended December 31, 1996.......................    F-7
  Statements of Changes in Net Assets for the Year Ended December 31, 1996............   F-11
  Statements of Changes in Net Assets for the Year Ended December 31, 1995............   F-15
  Notes to Financial Statements.......................................................   F-18
Provident Mutual Life Insurance Company and Subsidiaries
  Report of Independent Accountants...................................................   F-29
  Consolidated Statements of Financial Condition as of December 31, 1996 and 1995.....   F-30
  Consolidated Statements of Operations for the Years Ended December 31, 1996, 1995,
     and 1994.........................................................................   F-31
  Consolidated Statements of Capital and Surplus for the Years Ended December 31,
     1996, 1995, and 1994.............................................................   F-32
  Consolidated Statements of Cash Flows for the Years Ended December 31, 1996, 1995,
     and 1994.........................................................................   F-33
  Notes to Consolidated Financial Statements..........................................   F-34

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Report of Independent Accountants

--------------------------------------------------------------------------------

To the Contractholders and
  Board of Directors of
Provident Mutual Life Insurance
  Company

We have audited the accompanying statements of assets and liabilities of the Provident Mutual Variable Annuity Separate Account (comprising twenty-three subaccounts) as of December 31, 1996, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of the Provident Mutual Variable Annuity Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Provident Mutual Variable Annuity Separate Account as of December 31, 1996, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.


                                            COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 10, 1997

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Market Street
  Fund, Inc., at market value:
  Growth Portfolio.................  $2,342,558
  Money Market Portfolio...........               $2,530,979
  Bond Portfolio...................                             $468,128
  Managed Portfolio................                                          $832,367
  Aggressive Growth Portfolio......                                                       $397,882
  International Portfolio..........                                                                    $1,837,067
Dividends receivable...............                   10,367
Receivable from Provident Mutual
  Life Insurance Company...........                  439,651
                                     ----------   ----------    --------     --------     --------     ----------
NET ASSETS.........................  $2,342,558   $2,980,997    $468,128     $832,367     $397,882     $1,837,067
                                     ==========  ===========    ========     ========     ========     ==========
Held for the benefit of
  contractholders..................  $2,303,028   $2,971,822    $439,181     $798,252     $360,882     $1,801,543
Attributable to Provident Mutual
  Life Insurance Company...........      39,530        9,175      28,947       34,115       37,000         35,524
                                     ----------   ----------    --------     --------     --------     ----------
                                     $2,342,558   $2,980,997    $468,128     $832,367     $397,882     $1,837,067
                                     ==========  ===========    ========     ========     ========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Variable
  Insurance Products Fund, at
  market value:
  High Income Portfolio............  $1,730,656
  Equity-Income Portfolio..........               $5,642,615
  Growth Portfolio.................                            $4,066,574
Investment in the Variable
  Insurance Products Fund II, at
  market value:
  Asset Manager Portfolio..........                                          $852,189
  Index 500 Portfolio..............                                                      $2,391,858
  Contrafund Portfolio.............                                                                    $745,086
                                     ----------   ----------   ----------    --------    ----------    --------
NET ASSETS.........................  $1,730,656   $5,642,615   $4,066,574    $852,189    $2,391,858    $745,086
                                     ==========   ==========   ==========    ========    ==========    ========
Held for the benefit of
  contractholders..................  $1,696,614   $5,604,588   $4,026,198    $819,792    $2,349,987    $716,747
Attributable to Provident Mutual
  Life Insurance Company...........      34,042       38,027       40,376      32,397        41,871      28,339
                                     ----------   ----------   ----------    --------    ----------    --------
                                     $1,730,656   $5,642,615   $4,066,574    $852,189    $2,391,858    $745,086
                                     ==========   ==========   ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                     QUEST FOR    QUEST FOR    QUEST FOR                  SCUDDER
                                       VALUE        VALUE        VALUE       SCUDDER     GROWTH AND      SCUDDER
                                       EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the OCC Accumulation
  Trust, at market value:
  Equity Portfolio.................  $1,909,234
  Small Cap Portfolio..............               $1,446,450
  Managed Portfolio................                            $3,656,290
Investment in the Scudder Variable
  Life Investment Fund, at market
  value:
  Bond Portfolio...................                                          $448,841
  Growth and Income Portfolio......                                                       $529,446
  International Portfolio..........                                                                     $213,679
                                     ----------   ----------   ----------    --------     --------      --------
NET ASSETS.........................  $1,909,234   $1,446,450   $3,656,290    $448,841     $529,446      $213,679
                                     ==========   ==========   ==========    ========     ========      ========
Held for the benefit of
  contractholders..................  $1,867,013   $1,412,016   $3,613,878    $418,304     $501,038      $186,996
Attributable to Provident Mutual
  Life
  Insurance Company................      42,221       34,434       42,412      30,537       28,408        26,683
                                     ----------   ----------   ----------    --------     --------      --------
                                     $1,909,234   $1,446,450   $3,656,290    $448,841     $529,446      $213,679
                                     ==========   ==========   ==========    ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Assets and Liabilities, December 31, 1996

--------------------------------------------------------------------------------

                                                DREYFUS      DREYFUS       DREYFUS     FEDERATED U.S.   FEDERATED
                                                 ZERO         GROWTH      SOCIALLY       GOVERNMENT      UTILITY
                                              COUPON 2000   AND INCOME   RESPONSIBLE     BOND FUND         FUND
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
ASSETS
Investment in the Dreyfus Variable
  Investment Fund, at market value:
  Zero Coupon 2000 Portfolio................   $ 335,068
  Growth and Income Portfolio...............                 $721,458
  Socially Responsible Portfolio............                              $ 127,701
Investment in the Insurance Management
  Series, at market value:
  U.S. Government Bond Fund Portfolio.......                                              $ 74,412
  Utility Fund Portfolio....................                                                             $101,440
                                               ---------    ---------     ---------      ---------      ---------
NET ASSETS..................................   $ 335,068     $721,458     $ 127,701       $ 74,412       $101,440
                                               =========    =========     =========      =========      =========
Held for the benefit of contractholders.....   $ 304,820     $691,083     $  99,643       $ 48,059       $ 73,807
Attributable to Provident Mutual Life
  Insurance Company.........................      30,248       30,375        28,058         26,353         27,633
                                               ---------    ---------     ---------      ---------      ---------
                                               $ 335,068     $721,458     $ 127,701       $ 74,412       $101,440
                                               =========    =========     =========      =========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                    MONEY                                AGGRESSIVE
                                       GROWTH       MARKET        BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $ 41,617     $122,505     $ 19,168     $ 17,276     $  2,749      $  10,854
EXPENSES
Mortality and expense risks........     22,025       33,647        4,597        7,129        3,801         18,629
                                      --------     --------     --------     --------     --------       --------
Net investment income (loss).......     19,592       88,858       14,571       10,147       (1,052)        (7,775)
                                      --------     --------     --------     --------     --------       --------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................     50,877                                 11,758       27,708         44,000
Net realized gain from redemption
  of investment shares.............     31,164                     2,584        2,297        3,951         21,870
                                      --------     --------     --------     --------     --------       --------
Net realized gain on investments...     82,041                     2,584       14,055       31,659         65,870
                                      --------     --------     --------     --------     --------       --------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................     98,207                    18,631       32,534       16,806         56,960
  End of year......................    297,288                    12,282       71,129       41,064        126,164
                                      --------     --------     --------     --------     --------       --------
Net unrealized appreciation
  (depreciation) during the year...    199,081                    (6,349)      38,595       24,258         69,204
                                      --------     --------     --------     --------     --------       --------
Net realized and unrealized gain
  (loss) on investments............    281,122                    (3,765)      52,650       55,917        135,074
                                      --------     --------     --------     --------     --------       --------
Net increase in net assets
  resulting from operations........   $300,714     $ 88,858     $ 10,806     $ 62,797     $ 54,865      $ 127,299
                                      ========     ========     ========     ========     ========       ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $ 67,232     $  3,245     $  4,472     $ 13,562     $  8,150
EXPENSES
Mortality and expense risks........     17,506       50,360       38,493        7,419       19,324     $  2,884
                                      --------     --------     --------      -------     --------     --------
Net investment income (loss).......     49,726      (47,115)     (34,021)       6,143      (11,174)      (2,884)
                                      --------     --------     --------      -------     --------     --------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS
Realized gain distributions
  reinvested.......................     13,154       33,026      112,930       11,183       20,958
Net realized gain from redemption
  of investment shares.............     27,267      156,974       86,749        7,855       32,006          925
                                      --------     --------     --------      -------     --------     --------
Net realized gain on investments...     40,421      190,000      199,679       19,038       52,964          925
                                      --------     --------     --------      -------     --------     --------
Net unrealized appreciation of
  investments:
  Beginning of year................     58,116      196,090       53,656       31,394       30,773
  End of year......................    116,189      545,542      188,126       80,938      270,807       65,818
                                      --------     --------     --------      -------     --------     --------
Net unrealized appreciation during
  the year.........................     58,073      349,452      134,470       49,544      240,034       65,818
                                      --------     --------     --------      -------     --------     --------
Net realized and unrealized gain on
  investments......................     98,494      539,452      334,149       68,582      292,998       66,743
                                      --------     --------     --------      -------     --------     --------
Net increase in net assets
  resulting from operations........   $148,220     $492,337     $300,128     $ 74,725     $281,824     $ 63,859
                                      ========     ========     ========      =======     ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                     QUEST FOR    QUEST FOR    QUEST FOR                  SCUDDER
                                       VALUE        VALUE        VALUE       SCUDDER     GROWTH AND      SCUDDER
                                       EQUITY     SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends..........................   $  8,207     $  7,588     $ 14,611     $ 23,370     $  3,443
EXPENSES
Mortality and expense risks........     18,015       12,490       30,478        4,115        2,036       $   637
                                      --------     --------     --------     --------     --------       -------
Net investment income (loss).......     (9,808)      (4,902)     (15,867)      19,255        1,407          (637)
                                      --------     --------     --------     --------     --------       -------
NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS
Realized gain distributions
  reinvested.......................     16,445       19,507        9,318
Net realized gain from redemption
  of investment shares.............     87,147       92,306      108,093        1,379          668            27
                                      --------     --------     --------     --------     --------       -------
Net realized gain on investments...    103,592      111,813      117,411        1,379          668            27
                                      --------     --------     --------     --------     --------       -------
Net unrealized appreciation
  (depreciation) of investments:
  Beginning of year................     70,068       44,166       94,978        7,002
  End of year......................    247,016      105,576      454,153        1,252       44,149        12,762
                                      --------     --------     --------     --------     --------       -------
Net unrealized appreciation
  (depreciation) during the year...    176,948       61,410      359,175       (5,750)      44,149        12,762
                                      --------     --------     --------     --------     --------       -------
Net realized and unrealized gain
  (loss) on investments............    280,540      173,223      476,586       (4,371)      44,817        12,789
                                      --------     --------     --------     --------     --------       -------
Net increase in net assets
  resulting from operations........   $270,732     $168,321     $460,719     $ 14,884     $ 46,224       $12,152
                                      ========     ========     ========     ========     ========       =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Operations for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                DREYFUS      DREYFUS       DREYFUS     FEDERATED U.S.   FEDERATED
                                                 ZERO         GROWTH      SOCIALLY       GOVERNMENT      UTILITY
                                              COUPON 2000   AND INCOME   RESPONSIBLE     BOND FUND         FUND
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends...................................    $15,176      $  4,810      $   272         $1,558         $1,672
EXPENSES
Mortality and expense risks.................      3,346         2,953          202            112            354
                                                -------      --------      -------         ------         ------
Net investment income.......................     11,830         1,857           70          1,446          1,318
                                                -------      --------      -------         ------         ------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS
Realized gain distributions reinvested......      1,089        64,333        4,844
Net realized gain from redemption of
  investment shares.........................      1,046           906           41              1             14
                                                -------      --------      -------         ------         ------
Net realized gain on investments............      2,135        65,239        4,885              1             14
                                                -------      --------      -------         ------         ------
Net unrealized appreciation (depreciation)
  of investments:
  Beginning of year.........................      4,458
  End of year...............................     (3,544)      (42,177)       1,738            433          6,757
                                                -------      --------      -------         ------         ------
Net unrealized appreciation (depreciation)
  during the year...........................     (8,002)      (42,177)       1,738            433          6,757
                                                -------      --------      -------         ------         ------
Net realized and unrealized gain (loss) on
  investments...............................     (5,867)       23,062        6,623            434          6,771
                                                -------      --------      -------         ------         ------
Net increase in net assets resulting from
  operations................................    $ 5,963      $ 24,919      $ 6,693         $1,880         $8,089
                                                =======      ========      =======         ======         ======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                   MONEY                                 AGGRESSIVE
                                     GROWTH        MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).....  $   19,592   $     88,858    $ 14,571     $ 10,147     $ (1,052)    $    (7,775)
Net realized gain on
  investments....................      82,041                      2,584       14,055       31,659          65,870
Net unrealized appreciation
  (depreciation) of investments
  during the year................     199,081                     (6,349)      38,595       24,258          69,204
                                   ----------   ------------    --------     --------     --------      ----------
Net increase in net assets from
  operations.....................     300,714         88,858      10,806       62,797       54,865         127,299
                                   ----------   ------------    --------     --------     --------      ----------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums....     129,062     16,804,454      12,235       39,161       14,105         145,209
Administrative charges...........        (755)          (677)       (128)        (314)        (263)           (541)
Surrenders and forfeitures.......     (17,602)       (89,015)    (30,257)     (11,678)      (3,305)        (44,567)
Transfers between investment
  portfolios.....................     866,000    (15,761,942)    211,574      454,616       75,631         710,269
                                   ----------   ------------    --------     --------     --------      ----------
Net increase in net assets
  derived from contract
  transactions...................     976,705        952,820     193,424      481,785       86,168         810,370
                                   ----------   ------------    --------     --------     --------      ----------
Total increase in net assets.....   1,277,419      1,041,678     204,230      544,582      141,033         937,669
                                   ----------   ------------    --------     --------     --------      ----------
NET ASSETS
  Beginning of year..............   1,065,139      1,939,319     263,898      287,785      256,849         899,398
                                   ----------   ------------    --------     --------     --------      ----------
  End of year....................  $2,342,558   $  2,980,997    $468,128     $832,367     $397,882      $1,837,067
                                   ==========   ============    ========     ========     ========      ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                      FIDELITY     FIDELITY                  FIDELITY
                                        HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY     FIDELITY
                                       INCOME       INCOME       GROWTH      MANAGER     INDEX 500    CONTRAFUND
                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $   49,726   $  (47,115)  $  (34,021)   $  6,143    $  (11,174)   $ (2,884)
Net realized gain on investments...      40,421      190,000      199,679      19,038        52,964         925
Net unrealized appreciation of
  investments during the year......      58,073      349,452      134,470      49,544       240,034      65,818
                                     ----------   ----------   ----------    --------    ----------    --------
Net increase in net assets from
  operations.......................     148,220      492,337      300,128      74,725       281,824      63,859
                                     ----------   ----------   ----------    --------    ----------    --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......      71,047      509,613      377,186      55,203       162,323      37,596
Administrative charges.............        (553)      (1,182)      (1,307)       (372)         (452)         (7)
Surrenders and forfeitures.........    (120,197)     (80,556)     (79,931)     (5,689)      (35,688)    (10,198)
Transfers between investment
  portfolios.......................     760,735    2,822,841    2,025,844     378,238     1,348,209     628,836
                                     ----------   ----------   ----------    --------    ----------    --------
Net increase in net assets derived
  from contract transactions.......     711,032    3,250,716    2,321,792     427,380     1,474,392     656,227
                                     ----------   ----------   ----------    --------    ----------    --------
Capital contribution from Provident
  Mutual Life Insurance Company....                                                                      25,000
                                     ----------   ----------   ----------    --------    ----------    --------
Total increase in net assets.......     859,252    3,743,053    2,621,920     502,105     1,756,216     745,086
                                     ----------   ----------   ----------    --------    ----------    --------
NET ASSETS
  Beginning of year................     871,404    1,899,562    1,444,654     350,084       635,642      --
                                     ----------   ----------   ----------    --------    ----------    --------
  End of year......................  $1,730,656   $5,642,615   $4,066,574    $852,189    $2,391,858    $745,086
                                     ==========   ==========   ==========    ========    ==========    ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                   QUEST FOR    QUEST FOR                  SCUDDER
                                     QUEST FOR       VALUE        VALUE       SCUDDER     GROWTH AND      SCUDDER
                                    VALUE EQUITY   SMALL CAP     MANAGED        BOND        INCOME     INTERNATIONAL
                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)......   $   (9,808)   $   (4,902)  $  (15,867)   $ 19,255     $  1,407      $   (637)
Net realized gain on
  investments.....................      103,592       111,813      117,411       1,379          668            27
Net unrealized appreciation
  (depreciation) of investments
  during the year.................      176,948        61,410      359,175      (5,750)      44,149        12,762
                                     ----------    ----------   ----------    --------     --------      --------
Net increase in net assets from
  operations......................      270,732       168,321      460,719      14,884       46,224        12,152
                                     ----------    ----------   ----------    --------     --------      --------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums.....      105,006       122,662      368,883      69,708       58,154         7,467
Administrative charges............         (549)         (369)        (695)       (102)
Surrenders and forfeitures........      (71,953)      (11,402)    (134,004)     (5,560)      (2,370)         (184)
Transfers between investment
  portfolios......................      869,522       718,444    2,092,212     244,557      402,438       169,244
                                     ----------    ----------   ----------    --------     --------      --------
Net increase in net assets derived
  from contract transactions......      902,026       829,335    2,326,396     308,603      458,222       176,527
                                     ----------    ----------   ----------    --------     --------       --------
Capital contribution from
  Provident Mutual Life Insurance
  Company.........................                                                           25,000        25,000
                                     ----------    ----------   ----------    --------     --------      --------
Total increase in net assets......    1,172,758       997,656    2,787,115     323,487      529,446       213,679
                                     ----------    ----------   ----------    --------     --------      --------
NET ASSETS
  Beginning of year...............      736,476       448,794      869,175     125,354       --           --
                                     ----------    ----------   ----------    --------     --------      --------
  End of year.....................   $1,909,234    $1,446,450   $3,656,290    $448,841     $529,446      $213,679
                                     ==========    ==========   ==========    ========     ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1996

--------------------------------------------------------------------------------

                                                DREYFUS      DREYFUS       DREYFUS     FEDERATED U.S.   FEDERATED
                                                 ZERO         GROWTH      SOCIALLY       GOVERNMENT      UTILITY
                                              COUPON 2000   AND INCOME   RESPONSIBLE     BOND FUND         FUND
                                              SUBACCOUNT    SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income.......................   $  11,830     $  1,857     $      70       $  1,446       $  1,318
Net realized gain on investments............       2,135       65,239         4,885              1             14
Net unrealized appreciation (depreciation)
  of investments during the year............      (8,002)     (42,177)        1,738            433          6,757
                                                --------     --------      --------       --------        -------
Net increase in net assets from
  operations................................       5,963       24,919         6,693          1,880          8,089
                                                --------     --------      --------       --------        -------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...............       9,992       60,256        10,114         19,222         15,094
Administrative charges......................        (115)          (4)
Surrenders and forfeitures..................      (1,363)      (3,432)         (289)
Transfers between investment portfolios.....     180,966      614,719        86,183         28,310         53,257
                                                --------     --------      --------       --------        -------
Net increase in net assets derived from
  contract transactions.....................     189,480      671,539        96,008         47,532         68,351
                                                --------     --------      --------       --------        -------
Capital contribution from Provident Mutual
  Life Insurance Company....................                   25,000        25,000         25,000         25,000
                                                --------     --------      --------       --------        -------
Total increase in net assets................     195,443      721,458       127,701         74,412        101,440
                                                --------     --------      --------       --------        -------
NET ASSETS
  Beginning of year.........................     139,625       --            --            --              --
                                                --------     --------      --------       --------        -------
  End of year...............................   $ 335,068     $721,458     $ 127,701       $ 74,412       $101,440
                                                ========     ========      ========       ========        =======

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                     MONEY                                AGGRESSIVE
                                       GROWTH       MARKET         BOND       MANAGED       GROWTH     INTERNATIONAL
                                     SUBACCOUNT   SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss).......  $    9,571   $   33,452     $  7,855     $  9,911     $ (2,164)     $  (5,423)
Net realized gain on investments...      45,321                       160       14,956       11,083          8,264
Net unrealized appreciation of
  investments during the year......      98,680                    21,827       35,794       12,443         63,388
                                     ----------   ----------     --------     --------     --------      ---------
Net increase in net assets
  from operations..................     153,572       33,452       29,842       60,661       21,362         66,229
                                     ----------   ----------     --------     --------     --------      ---------
FROM VARIABLE ANNUITY CONTRACT
  TRANSACTIONS
Contractholders' net premiums......      30,285    8,277,788       11,089        2,043       13,061         67,030
Administrative charges.............        (312)        (196)         (66)        (190)         (60)          (162)
Surrenders and forfeitures.........     (23,011)      (4,381)      (2,723)     (17,408)      (5,030)        (3,697)
Transfers between investment
  portfolios.......................     436,550   (6,659,462)      93,995      (63,542)     114,636        489,394
                                     ----------   ----------     --------     --------     --------      ---------
Net increase (decrease) in net
  assets derived from contract
  transactions.....................     443,512    1,613,749      102,295      (79,097)     122,607        552,565
                                     ----------   ----------     --------     --------     --------      ---------
Total increase (decrease) in
  net assets.......................     597,084    1,647,201      132,137      (18,436)     143,969        618,794
                                     ----------   ----------     --------     --------     --------      ---------
NET ASSETS
  Beginning of year................     468,055      292,118      131,761      306,221      112,880        280,604
                                     ----------   ----------     --------     --------     --------      ---------
  End of year......................  $1,065,139   $1,939,319     $263,898     $287,785     $256,849      $ 899,398
                                     ==========   ==========     ========     ========     ========      =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                   FIDELITY     FIDELITY                  FIDELITY
                                                     HIGH       EQUITY-      FIDELITY      ASSET       FIDELITY
                                                    INCOME       INCOME       GROWTH      MANAGER     INDEX 500
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)....................   $ (2,074)   $    9,853    $  (5,657)   $   (836)    $ (1,040)
Net realized gain on investments................        916        23,936       12,032       6,351        6,174
Net unrealized appreciation
  of investments during the year................     58,315       196,595       51,442      33,307       30,712
                                                   --------    ----------   ----------    --------     --------
Net increase in net assets from operations......     57,157       230,384       57,817      38,822       35,846
                                                   --------    ----------   ----------    --------     --------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums...................     31,698       169,149      110,921      61,229        4,360
Administrative charges..........................        (29)         (165)        (148)        (73)         (21)
Surrenders and forfeitures......................     (8,207)         (634)      (8,909)     (2,483)        (447)
Transfers between investment portfolios.........    754,221     1,303,751    1,181,641     142,676      564,167
                                                   --------    ----------   ----------    --------     --------
Net increase in net assets derived from
  contract transactions.........................    777,683     1,472,101    1,283,505     201,349      568,059
                                                   --------    ----------   ----------    --------     --------
Total increase in net assets....................    834,840     1,702,485    1,341,322     240,171      603,905
                                                   --------    ----------   ----------    --------     --------
NET ASSETS
  Beginning of year.............................     36,564       197,077      103,332     109,913       31,737
                                                   --------    ----------   ----------    --------     --------
  End of year...................................   $871,404    $1,899,562   $1,444,654    $350,084     $635,642
                                                   ========    ==========   ==========    ========     ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Statements of Changes in Net Assets for the Year Ended December 31, 1995

--------------------------------------------------------------------------------

                                                               QUEST FOR    QUEST FOR                   DREYFUS
                                                 QUEST FOR       VALUE        VALUE       SCUDDER        ZERO
                                                VALUE EQUITY   SMALL CAP     MANAGED        BOND      COUPON 2000
                                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net investment income (loss)..................    $ (3,084)     $ (3,682)    $ (4,409)    $  3,535     $   3,446
Net realized gain on investments..............       3,468        12,778       12,571           28           739
Net unrealized appreciation of investments
  during the year.............................      70,278        41,425       95,716        7,185         4,998
                                                  --------      --------     --------     --------     ---------
Net increase in net assets from operations....      70,662        50,521      103,878       10,748         9,183
                                                  --------      --------     --------     --------     ---------
FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contractholders' net premiums.................      17,047        56,295       44,576        5,284        13,365
Administrative charges........................         (69)          (89)        (125)         (17)           (4)
Surrenders and forfeitures....................      (8,381)                    (9,833)
Transfers between investment portfolios.......     597,919       240,396      651,090       75,949        92,077
                                                  --------      --------     --------     --------     ---------
Net increase in net assets derived from
  contract transactions.......................     606,516       296,602      685,708       81,216       105,438
                                                  --------      --------     --------     --------     ---------
Total increase in net assets..................     677,178       347,123      789,586       91,964       114,621
                                                  --------      --------     --------     --------     ---------
NET ASSETS
  Beginning of year...........................      59,298       101,671       79,589       33,390        25,004
                                                  --------      --------     --------     --------     ---------
  End of year.................................    $736,476      $448,794     $869,175     $125,354     $ 139,625
                                                  ========      ========     ========     ========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes To Financial Statements

--------------------------------------------------------------------------------

1. ORGANIZATION

     The Provident Mutual Variable Annuity Separate Account (Separate Account) was established on October 19, 1992 by Provident Mutual Life Insurance Company (Provident Mutual) under the provisions of Pennsylvania law. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

     The Contracts are distributed through career agents, brokers and personal producing general agents.

     Provident Mutual has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of twenty-three Subaccounts: the Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts invest in the corresponding portfolios of the Market Street Fund, Inc.; the Fidelity High Income, Fidelity Equity-Income and Fidelity Growth Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund; the Fidelity Asset Manager, Fidelity Index 500 and Fidelity Contrafund Subaccounts invest in the corresponding portfolios of the Variable Insurance Products Fund II; the Quest for Value Equity, Quest for Value Small Cap and Quest for Value Managed Subaccounts invest in the corresponding portfolios of the OCC Accumulation Trust; the Scudder Bond, Scudder Growth and Income and Scudder International Subaccounts invest in the corresponding portfolios of the Scudder Variable Life Investment Fund; the Dreyfus Zero Coupon 2000, Dreyfus Growth and Income and Dreyfus Socially Responsible Subaccounts invest in the corresponding portfolios of the Dreyfus Variable Investment Fund; and the Federated U. S. Government Bond Fund and Federated Utility Fund Subaccounts invest in the corresponding portfolios of the Insurance Management Series.

     The Growth, Money Market, Bond, Managed, Aggressive Growth and International Subaccounts are available to owners of a Market Street VIP contract. All twenty-three Subaccounts are available to owners of a Market Street VIP/2 contract.

     Net premiums from the Contracts are allocated to the Subaccounts in accordance with contractholder instructions and are recorded as variable annuity contract transactions in the statements of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Provident Mutual.

     Transfers between investment portfolios include transfers between the Subaccounts and the Guaranteed Account (not shown), which is part of Provident Mutual's General Account.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Separate Account in the financial statements.

 Investment Valuation:

     Investment shares are valued at the net asset values of the respective Portfolios. Transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

 Realized Gains and Losses:

     Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

 Federal Income Taxes:

     The operations of the Separate Account are included in the Federal income tax return of Provident Mutual. Under the provisions of the Contracts, Provident Mutual has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

 Estimates:

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities and the reported amounts from operations and contract transactions during the period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS

     At December 31, 1996, the investments of the respective Subaccounts are as follows:
--------------------------------------------------------------------------------

                                                                                      MARKET
                                                             SHARES       COST         VALUE
-----------------------------------------------------------------------------------------------
Market Street Fund, Inc.:
  Growth Portfolio.......................................     129,423   $2,045,270   $2,342,558
  Money Market Portfolio.................................   2,530,979   $2,530,979   $2,530,979
  Bond Portfolio.........................................      43,873     $455,846     $468,128
  Managed Portfolio......................................      56,701     $761,238     $832,367
  Aggressive Growth Portfolio............................      21,484     $356,818     $397,882
  International Portfolio................................     136,992   $1,710,903   $1,837,067
Variable Insurance Products Fund:
  High Income Portfolio..................................     138,231   $1,614,467   $1,730,656
  Equity-Income Portfolio................................     268,313   $5,097,073   $5,642,615
  Growth Portfolio.......................................     130,590   $3,878,448   $4,066,574
Variable Insurance Products Fund II:
  Asset Manager Portfolio................................      50,336     $771,251     $852,189
  Index 500 Portfolio....................................      26,835   $2,121,051   $2,391,858
  Contrafund Portfolio...................................      44,993     $679,268     $745,086
OCC Accumulation Trust:
  Equity Portfolio.......................................      63,493   $1,662,218   $1,909,234
  Small Cap Portfolio....................................      63,974   $1,340,874   $1,446,450
  Managed Portfolio......................................     100,975   $3,202,137   $3,656,290
Scudder Variable Life Investment Fund:
  Bond Portfolio.........................................      66,693     $447,589     $448,841
  Growth and Income Portfolio............................      56,504     $485,297     $529,446
  International Portfolio................................      16,127     $200,917     $213,679
Dreyfus Variable Investment Fund:
  Zero Coupon 2000 Portfolio.............................      27,263     $338,612     $335,068
  Growth and Income Portfolio............................      36,903     $763,635     $721,458
  Socially Responsible Portfolio.........................       6,356     $125,963     $127,701
Insurance Management Series:
  U.S. Government Bond Fund Portfolio....................       7,375      $73,979      $74,412
  Utility Fund Portfolio.................................       8,589      $94,683     $101,440

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED
     During the years ended December 31, 1996 and 1995, transactions in investment shares were as follows:
--------------------------------------------------------------------------------

                                                                      MARKET STREET FUND, INC.

  ------------------------------------------------------------------------------------------------------------------
                                                 GROWTH PORTFOLIO            MONEY MARKET            BOND PORTFOLIO
                                                                               PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                                  1996        1995        1996          1995         1996       1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased.............................      69,249     38,671     9,172,217     6,294,574     21,420     12,319
Shares received from reinvestment of:
  Dividends..................................       2,541      1,202       122,507        44,361      1,823        948
  Capital gain distributions.................       3,268      2,735
                                               ----------   --------   -----------   -----------   --------   --------
Total shares acquired........................      75,058     42,608     9,294,724     6,338,935     23,243     13,267
Total shares redeemed........................     (10,741)   (10,953)   (8,675,470)   (4,576,169)    (3,361)    (2,822)
                                               ----------   --------   -----------   -----------   --------   --------
Net increase (decrease) in shares owned......      64,317     31,655       619,254     1,762,766     19,882     10,445
Shares owned, beginning of year..............      65,106     33,451     1,911,725       148,959     23,991     13,546
                                               ----------   --------   -----------   -----------   --------   --------
Shares owned, end of year....................     129,423     65,106     2,530,979     1,911,725     43,873     23,991
                                               ==========   ========   ===========   ===========   ========   ========
Cost of shares acquired......................  $1,231,085   $648,886   $ 9,294,724   $ 6,338,935   $244,010   $140,018
                                               ==========   ========   ===========   ===========   ========   ========
Cost of shares redeemed......................  $  152,747   $150,738   $ 8,675,470   $ 4,576,169   $ 33,431   $ 29,747
                                               ==========   ========   ===========   ===========   ========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        MARKET STREET FUND, INC.
 ------------------------------------------------------------------------------------------------------------------
                                                     MANAGED PORTFOLIO        AGGRESSIVE            INTERNATIONAL
                                                                           GROWTH PORTFOLIO           PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------
                                                      1996       1995       1996       1995        1996        1995
 ------------------------------------------------------------------------------------------------------------------
Shares purchased..................................    35,733     10,956      7,983     12,699       81,109     55,062
Shares received from reinvestment of:
  Dividends.......................................     1,247      1,049        181                     878        142
  Capital gain distributions......................       871         29      1,822         64        3,560        672
                                                    --------   --------   --------   --------   ----------   --------
Total shares acquired.............................    37,851     12,034      9,986     12,763       85,547     55,876
Total shares redeemed.............................    (1,431)   (17,402)    (3,280)    (5,297)     (18,493)   (10,078)
                                                    --------   --------   --------   --------   ----------   --------
Net increase (decrease) in shares owned...........    36,420     (5,368)     6,706      7,466       67,054     45,798
Shares owned, beginning of year...................    20,281     25,649     14,778      7,312       69,938     24,140
                                                    --------   --------   --------   --------   ----------   --------
Shares owned, end of year.........................    56,701     20,281     21,484     14,778      136,992     69,938
                                                    ========   ========   ========   ========   ==========   ========
Cost of shares acquired...........................  $523,485   $155,989   $167,866   $209,103   $1,086,191   $674,316
                                                    ========   ========   ========   ========   ==========   ========
Cost of shares redeemed...........................  $ 17,498   $210,244   $ 51,091   $ 77,665   $  217,726   $119,053
                                                    ========   ========   ========   ========   ==========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                  VARIABLE INSURANCE PRODUCTS FUND
  ------------------------------------------------------------------------------------------------------------------
                                                   HIGH INCOME             EQUITY INCOME           GROWTH PORTFOLIO
                                                    PORTFOLIO                PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                                 1996        1995        1996         1995         1996         1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased............................      77,760     69,781      200,553       86,058       91,860       46,058
Shares received from reinvestment of:
  Dividends.................................       5,960        351          173        1,173          161           34
  Capital gain distributions................       1,166                   4,932        1,208        4,065
                                              ----------   --------   ----------   ----------   ----------   ----------
Total shares acquired.......................      84,886     70,132      205,658       88,439       96,086       46,092
Total shares redeemed.......................     (18,971)    (1,216)     (35,921)      (2,713)     (14,970)      (1,388)
                                              ----------   --------   ----------   ----------   ----------   ----------
Net increase in shares owned................      65,915     68,916      169,737       85,726       81,116       44,704
Shares owned, beginning of year.............      72,316      3,400       98,576       12,850       49,474        4,770
                                              ----------   --------   ----------   ----------   ----------   ----------
Shares owned, end of year...................     138,231     72,316      268,313       98,576      130,590       49,474
                                              ==========   ========   ==========   ==========   ==========   ==========
Cost of shares acquired.....................  $1,005,014   $789,745   $3,962,136   $1,547,970   $2,841,783   $1,319,208
                                              ==========   ========   ==========   ==========   ==========   ==========
Cost of shares redeemed.....................  $  203,835   $ 13,244   $  568,535   $   42,255   $  354,333   $   29,459
                                              ==========   ========   ==========   ==========   ==========   ==========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                       VARIABLE INSURANCE PRODUCTS FUND II

 ------------------------------------------------------------------------------------------------------------------
                                                                                         INDEX 500         CONTRAFUND
                                                                ASSET MANAGER            PORTFOLIO         PORTFOLIO
                                                                  PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------
                                                               1996       1995        1996        1995        1996
 ------------------------------------------------------------------------------------------------------------------
Shares purchased...........................................    31,189     19,640       20,895      8,192      45,949
Shares received from reinvestment of:
  Dividends................................................       899        170          108          9
  Capital gain distributions...............................       740                     279          1
                                                             --------   --------     --------    -------    --------
Total shares acquired......................................    32,828     19,810       21,282      8,202      45,949
Total shares redeemed......................................    (4,663)    (5,615)      (2,843)      (371)       (956)
                                                             --------   --------     --------    -------    --------
Net increase in shares owned...............................    28,165     14,195       18,439      7,831      44,993
Shares owned, beginning of year............................    22,171      7,976        8,396        565
                                                             --------   --------     --------    -------    --------
Shares owned, end of year..................................    50,336     22,171       26,835      8,396      44,993
                                                             ========   ========     ========    =======    ========
Cost of shares acquired....................................  $516,480   $286,108   $1,707,951   $594,048    $693,349
                                                             ========   ========     ========    =======    ========
Cost of shares redeemed....................................  $ 63,919   $ 79,324   $  191,769   $ 20,867    $ 14,081
                                                             ========   ========     ========    =======    ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                        OCC ACCUMULATION TRUST
  ------------------------------------------------------------------------------------------------------------------
                                                   EQUITY PORTFOLIO            SMALL CAP           MANAGED PORTFOLIO
                                                                               PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                                    1996        1995        1996        1995        1996        1995
  ------------------------------------------------------------------------------------------------------------------
Shares purchased...............................      42,807     26,755       65,607     22,251       80,900     26,602
Shares received from reinvestment of:
  Dividends....................................         319         15          387         19          473         24
  Capital gain distributions...................         638                     993         17          302
                                                 ----------   --------   ----------   --------   ----------   --------
Total shares acquired..........................      43,764     26,770       66,987     22,287       81,675     26,626
Total shares redeemed..........................      (9,671)      (645)     (25,554)    (5,603)      (9,538)    (1,612)
                                                 ----------   --------   ----------   --------   ----------   --------
Net increase in shares owned...................      34,093     26,125       41,433     16,684       72,137     25,014
Shares owned, beginning of year................      29,400      3,275       22,541      5,857       28,838      3,824
                                                 ----------   --------   ----------   --------   ----------   --------
Shares owned, end of year......................      63,493     29,400       63,974     22,541      100,975     28,838
                                                 ==========   ========   ==========   ========   ==========   ========
Cost of shares acquired........................  $1,187,893   $618,621   $1,399,244   $400,418   $2,652,701   $727,971
                                                 ==========   ========   ==========   ========   ==========   ========
Cost of shares redeemed........................  $  192,083   $ 11,763   $  462,998   $ 94,846   $  224,761   $ 34,167
                                                 ==========   ========   ==========   ========   ==========   ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                                                          SCUDDER VARIABLE LIFE INVESTMENT FUND
 ------------------------------------------------------------------------------------------------------------------
                                                                       BOND PORTFOLIO       GROWTH AND  INTERNATIONAL
                                                                                              INCOME      PORTFOLIO
                                                                                            PORTFOLIO
 ------------------------------------------------------------------------------------------------------------------
                                                                      1996        1995         1996         1996
 ------------------------------------------------------------------------------------------------------------------
Shares purchased..................................................    58,485      11,797       57,128        16,200
Shares received from reinvestment of:
  Dividends.......................................................     3,517         606          397
  Capital gain distributions......................................
                                                                    --------     -------     --------      --------
Total shares acquired.............................................    62,002      12,403       57,525        16,200
Total shares redeemed.............................................   (12,792)        (75)      (1,021)          (73)
                                                                    --------     -------     --------      --------
Net increase in shares owned......................................    49,210      12,328       56,504        16,127
Shares owned, beginning of year...................................    17,483       5,155
                                                                    --------     -------     --------      --------
Shares owned, end of year.........................................    66,693      17,483       56,504        16,127
                                                                    ========     =======     ========      ========
Cost of shares acquired...........................................  $414,413     $85,256     $493,834     $ 201,830
                                                                    ========     =======     ========      ========
Cost of shares redeemed...........................................  $ 85,176     $   490     $  8,537     $     913
                                                                    ========     =======     ========      ========

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- continued

--------------------------------------------------------------------------------

3. INVESTMENTS, CONTINUED

--------------------------------------------------------------------------------

                                               DREYFUS VARIABLE INVESTMENT TRUST                INSURANCE MANAGEMENT
                                                                                                       SERIES

  ------------------------------------------------------------------------------------------------------------------
                                        ZERO COUPON 2000                       SOCIALLY          U.S.         UTILITY
                                            PORTFOLIO            GROWTH       RESPONSIBLE     GOVERNMENT       FUND
                                                                   AND         PORTFOLIO      BOND FUND      PORTFOLIO
                                                                 INCOME                       PORTFOLIO
                                                                PORTFOLIO
  ------------------------------------------------------------------------------------------------------------------
                                        1996         1995         1996           1996            1996          1996
  ------------------------------------------------------------------------------------------------------------------
Shares purchased..................      23,636        9,272        34,826          6,129          7,227         8,476
Shares received from reinvestment
  of:
  Dividends.......................       1,234          324           237             14            156           148
  Capital gain distributions......          88                      3,285            237
                                      --------     --------      --------      ---------       --------       -------
Total shares acquired.............      24,958        9,596        38,348          6,380          7,383         8,624
Total shares redeemed.............      (8,689)        (797)       (1,445)           (24)            (8)          (35)
                                      --------     --------      --------      ---------       --------       -------
Net increase in shares owned......      16,269        8,799        36,903          6,356          7,375         8,589
Shares owned, beginning of year...      10,994        2,195
                                      --------     --------      --------      ---------       --------       -------
Shares owned, end of year.........      27,263       10,994        36,903          6,356          7,375         8,589
                                      ========     ========      ========      =========       ========       =======
Cost of shares acquired...........    $309,524     $118,897     $ 793,353      $ 126,413       $ 74,062       $95,064
                                      ========     ========      ========      =========       ========       =======
Cost of shares redeemed...........    $106,079     $  9,274     $  29,718      $     450       $     83       $   381
                                      ========     ========      ========      =========       ========       =======

--------------------------------------------------------------------------------
The Provident Mutual Variable Annuity Separate Account of Provident Mutual Life Insurance Company
Notes to Financial Statements -- concluded

--------------------------------------------------------------------------------

4. RELATED PARTY TRANSACTIONS

     Certain deductions are made from the Subaccounts and/or the premiums by Provident Mutual. The deductions may include (1) surrender charges, (2) administration fees, (3) transfer processing fees, (4) mortality and expense risk charges and (5) premium taxes. Premiums adjusted for these deductions are recorded as net premiums in the statement of changes in net assets. See original policy documents for specific charges assessed.

     There are no sales expenses deducted from premiums at the time the premiums are paid. If a contract has not been in force for six full years, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. However, subject to certain restrictions, up to 10% of the contract account value as of the beginning of a contract year may be surrendered or withdrawn free of surrender charges.

     An annual administrative fee of $30 is deducted from the contract account value on each contract anniversary date beginning one year from the issue date of the contract. In addition, to compensate for costs associated with administration of the Market Street VIP/2 contracts, Provident Mutual deducts a daily asset-based administration charge from the assets of the Separate Account equal to an annual rate of .15%. This daily asset-based administration charge is reported in the mortality and expense risk charges in the statements of operations.

     During any given contract year, the first four transfers by Market Street VIP contractholders and the first twelve transfers by Market Street VIP/2 contractholders of amounts in the Subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. No transfer fees were incurred during the years ended December 31, 1996 or 1995.

     The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.20% for the Market Street VIP contracts and 1.25% for the Market Street VIP/2 contracts. Provident Mutual reserves the right to increase this charge for the Market Street VIP contracts, but in no event will it be greater than 1.25%.

     State premium taxes, when applicable, will be deducted depending upon when such taxes are paid to the taxing authority. The premium taxes are deducted either from premiums as they are received or from the proceeds upon withdrawal from or surrender of the contract or upon application of the proceeds to a payment option.

--------------------------------------------------------------------------------

Provident Mutual Life Insurance Company


and Subsidiaries

Report of Independent Accountants

--------------------------------------------------------------------------------

To the Board of Directors of
Provident Mutual Life Insurance
  Company

We have audited the accompanying consolidated statements of financial condition of Provident Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of operations, capital and surplus, and cash flows for each of the three years in the period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Provident Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles.

As discussed in Note 1 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 120 (SFAS 120) and Financial Accounting Standards Board Interpretation No. 40 (FIN 40) which required implementation of several accounting pronouncements not previously adopted. The effects of adopting SFAS 120 and FIN 40 were retroactively applied to the Company's previously issued financial statements, consistent with the implementation guidance of those standards.

                                            COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
February 14, 1997

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Consolidated Statements of Financial Condition (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                                                 DECEMBER 31,
 ------------------------------------------------------------------------------------------------------------------
                                                                                             1996           1995
 ------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities:
    Available for sale, at market (cost: 1996-$2,513,377; 1995-$2,427,192)..............   $2,564,903     $2,560,179
    Held to maturity, at amortized cost (market: 1996-$518,665; 1995-$555,557)                510,874        543,992
Equity securities, at market (cost: 1996-$27,770; 1995-$32,635).........................       23,809         28,170
Mortgage loans..........................................................................      708,982        747,945
Real estate.............................................................................       71,444         74,662
Policy loans and premium notes..........................................................      358,522        365,217
Other invested assets...................................................................       20,781         29,672
Short-term investments..................................................................       60,407         95,455
                                                                                           ----------     ----------
Total Investments.......................................................................    4,319,722      4,445,292
                                                                                           ----------     ----------
Cash....................................................................................        5,551          2,871
Premiums due and deferred...............................................................       13,106         15,863
Investment income due and accrued.......................................................       74,212         75,203
Deferred acquisition costs..............................................................      602,587        501,305
Reinsurance recoverable.................................................................      530,326        544,499
Separate account assets.................................................................    1,510,101      1,030,965
Other assets............................................................................       68,045         50,091
                                                                                           ----------     ----------
Total Assets............................................................................   $7,123,650     $6,666,089
                                                                                           ==========     ==========
LIABILITIES
Policy Liabilities:
  Future policyholder benefits..........................................................   $4,426,517     $4,489,990
  Policyholders' funds..................................................................      149,106        148,717
  Policyholder dividends payable........................................................       32,697         32,825
  Other policy obligations..............................................................       20,332         14,259
                                                                                           ----------     ----------
  Total Policy Liabilities..............................................................    4,628,652      4,685,791
                                                                                           ----------     ----------
Expenses payable........................................................................       38,540         27,646
Taxes payable...........................................................................        2,129          2,776
Federal income taxes payable:
  Current...............................................................................       35,157         78,318
  Deferred..............................................................................       51,029         51,541
Separate account liabilities............................................................    1,505,990      1,021,745
Other liabilities.......................................................................      104,876        102,943
                                                                                           ----------     ----------
Total Liabilities.......................................................................    6,366,373      5,970,760
                                                                                           ----------     ----------
COMMITMENTS AND CONTINGENCIES -- NOTE 9
CAPITAL AND SURPLUS
Unassigned surplus......................................................................      746,567        665,028
Net unrealized appreciation on securities...............................................       10,710         30,301
                                                                                           ----------     ----------
Total Capital and Surplus...............................................................      757,277        695,329
                                                                                           ----------     ----------
Total Liabilities, Capital and Surplus..................................................   $7,123,650     $6,666,089
                                                                                           ==========     ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Consolidated Statements of Operations (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31,
  ------------------------------------------------------------------------------------------------------------------
                                                                                   1996          1995          1994
  ------------------------------------------------------------------------------------------------------------------
REVENUES
Premiums.......................................................................  $ 235,615     $ 255,509     $ 276,377
Policy and contract charges....................................................     73,873        63,387        49,574
Net investment income..........................................................    333,938       336,827       319,928
Other income...................................................................     43,839        37,084        31,816
Realized gains (losses) on investments.........................................      7,873         3,691        (3,975)
                                                                                  --------      --------      --------
Total Revenues.................................................................    695,138       696,498       673,720
                                                                                  --------      --------      --------
BENEFITS AND EXPENSES
Policy and contract benefits...................................................    241,042       228,143       221,122
Change in future policyholder benefits.........................................    130,147       145,545       155,322
Commissions and operating expenses.............................................    171,398       168,449       172,221
Policyholder dividends.........................................................     65,184        64,943        66,139
                                                                                  --------      --------      --------
Total Benefits and Expenses....................................................    607,771       607,080       614,804
                                                                                  --------      --------      --------
Income Before Income Taxes.....................................................     87,367        89,418        58,916
Income tax expense (benefit):
  Current......................................................................     (6,613)       39,817        23,839
  Deferred.....................................................................     12,441          (725)       (1,960)
                                                                                  --------      --------      --------
Total Income Tax Expense.......................................................      5,828        39,092        21,879
                                                                                  --------      --------      --------
Net Income.....................................................................  $  81,539     $  50,326     $  37,037
                                                                                  ========      ========      ========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Consolidated Statements of Capital and Surplus for the Years Ended December 31, 1996, 1995 and 1994 (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                                          NET
                                                                                       UNREALIZED
                                                                                      APPRECIATION         TOTAL
                                                                      UNASSIGNED     (DEPRECIATION)     CAPITAL AND
                                                                       SURPLUS       ON SECURITIES        SURPLUS
------------------------------------------------------------------------------------------------------------------
Balance at January 1, 1994........................................     $577,665         $ 37,103         $ 614,768
  Net income......................................................       37,037          --                 37,037
  Change in unrealized appreciation (depreciation)................       --              (69,192)          (69,192)
                                                                      -----------       --------        ----------
Balance at December 31, 1994......................................      614,702          (32,089)          582,613
  Net income......................................................       50,326          --                 50,326
  Change in unrealized appreciation (depreciation)................       --               62,390            62,390
                                                                      -----------       --------        ----------
Balance at December 31, 1995......................................      665,028           30,301           695,329
  Net income......................................................       81,539          --                 81,539
  Change in unrealized appreciation (depreciation)................       --              (19,591)          (19,591)
                                                                      -----------       --------        ----------
Balance at December 31, 1996......................................     $746,567         $ 10,710         $ 757,277
                                                                      ===========       ========        ==========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Consolidated Statements of Cash Flows (Dollars in thousands)

--------------------------------------------------------------------------------

                                                                                     YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------
                                                                                1996          1995          1994
------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income................................................................  $  81,539     $  50,326     $  37,037
  Adjustments to reconcile net income to net cash provided by operating activities:
    Interest credited to variable universal life and investment products....    117,038       117,873       107,983
    Policy fees assessed on variable universal life and investment
      products..............................................................    (73,873)      (63,387)      (49,574)
    Amortization of deferred policy acquisition costs.......................     56,092        63,666        60,619
    Capitalization of deferred policy acquisition costs.....................   (119,031)     (100,480)     (100,361)
    Deferred Federal income taxes...........................................     12,441          (725)       (1,960)
    Depreciation and amortization expense...................................      5,292         6,088         6,556
    Realized (gains) losses on investments..................................     (7,873)       (3,691)        3,975
    Change in investment income due and accrued.............................        991         4,719        (2,981)
    Change in premiums due and deferred.....................................      2,757           903          (848)
    Change in reinsurance recoverable.......................................     14,173       (85,199)     (112,943)
    Change in policy liabilities and other policyholders' funds of
      traditional life products.............................................    (18,335)       86,570       159,056
    Change in other liabilities.............................................      1,933        (6,047)       14,784
    Change in current Federal income taxes payable..........................    (43,161)       13,934         3,028
    Other, net..............................................................     (6,819)       (4,747)        6,616
                                                                              ---------     ---------     ---------
        Net cash provided by operating activities...........................     23,164        79,803       130,987
                                                                              ---------     ---------     ---------
CASH FLOWS FROM INVESTING ACTIVITIES
  Proceeds from sales of investments:
    Available for sale securities...........................................    285,514       249,231       271,792
    Equity securities.......................................................      8,147        11,170        36,345
    Real estate.............................................................     21,902        22,879        30,262
    Other invested assets...................................................      6,078         7,210        13,046
  Proceeds from maturities of investments:
    Held to maturity securities.............................................    109,582        84,601       104,240
    Available for sale securities...........................................    165,980       146,547       172,516
    Mortgage loans..........................................................    124,190       106,257        88,951
  Purchases of investments:
    Held to maturity securities.............................................    (76,730)      (71,937)     (145,802)
    Available for sale securities...........................................   (533,650)     (504,337)     (594,405)
    Equity securities.......................................................     (2,966)       (4,966)      (12,759)
    Mortgage loans..........................................................    (94,254)     (102,632)     (108,208)
    Real estate.............................................................    (11,449)      (13,172)       (8,011)
    Other invested assets...................................................       (127)       (3,976)       (6,174)
  Net withdrawals of separate account seed money............................      5,985            --            --
  Policy loans and premium notes, net.......................................      7,580        12,152        19,523
  Net sales (purchases) of short-term investments...........................     35,983       (22,365)       (4,790)
                                                                              ---------     ---------     ---------
        Net cash provided by (used in) investing activities.................     51,765       (83,338)     (143,474)
                                                                              ---------     ---------     ---------
CASH FLOWS FROM FINANCING ACTIVITIES
  Variable universal life and investment product deposits...................    668,437       578,441       568,635
  Variable universal life and investment product withdrawals................   (740,686)     (573,177)     (562,854)
                                                                              ---------     ---------     ---------
        Net cash (used in) provided by financing activities.................    (72,249)        5,264         5,781
                                                                              ---------     ---------     ---------
        Net change in cash..................................................      2,680         1,729        (6,706)
Cash, beginning of year.....................................................      2,871         1,142         7,848
                                                                              ---------     ---------     ---------
Cash, end of year...........................................................  $   5,551     $   2,871     $   1,142
                                                                              =========     =========     =========
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for income taxes................................  $  36,329     $  24,109     $  17,370
                                                                              =========     =========     =========
  Foreclosure of mortgage loans.............................................  $   7,665     $  14,766     $   9,160
                                                                              =========     =========     =========

See accompanying notes to financial statements

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  Organization

     Provident Mutual Life Insurance Company (Provident Mutual) is organized as a mutual life insurance company which conducts its business for the benefit of its policyholders.

     Provident Mutual's wholly-owned subsidiaries are Providentmutual Life and Annuity Company of America (PLACA), Provident Mutual International Life Insurance Company (PMILIC) and Providentmutual Holding Company (PHC) and, in aggregate, are defined as the "Company."

     The Company sells individual traditional and variable life insurance products, annuities, and a variety of pension products and maintains a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, which are responsible for product regulation. Sales in 11 states accounted for 73% of the Company's sales for the year ended December 31, 1996. For many of the life and annuity products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, benefits are determined by statutes and regulations in each of these states.

     PLACA specializes primarily in the development and sale of various annuity products and sells certain traditional and variable life products, also sold by Provident Mutual, through a personal producing general agency sales force.

     PMILIC's business consists of life insurance assumed from Provident Mutual.

     PHC is a downstream holding company whose major subsidiary is Sigma American Corporation (Sigma). Sigma is a general partner in a joint venture that provides investment advisory, mutual fund distribution, trust and administrative services to a group of mutual funds and other parties.

     Effective November 1, 1994, Covenant Life Insurance Company (Covenant), a Pennsylvania mutual life insurance company, was merged into Provident Mutual. The transaction was accounted for similar to a pooling of interests, whereby the assets, liabilities and surplus of each company were combined at their respective book values. The Covenant policyholders became entitled to the same rights and privileges as Provident Mutual's policyholders. Costs of completing the merger were approximately $6.7 million, net of related income taxes. Covenant sold traditional and universal life insurance products and individual annuities primarily to the religious community.

  Basis of Presentation

     The consolidated financial statements include the accounts of Provident Mutual and its wholly-owned subsidiaries. Intercompany transactions have been eliminated.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Basis of Presentation -- continued
     As of January 1, 1996, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises for Certain Long-Duration Participating Contracts", an amendment to Financial Accounting Standards Board Interpretation 40 (FIN 40), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The initial effect of applying this statement has been reported retroactively through restatement of previously issued financial statements presented herein for comparative purposes. SFAS 120 requires financial statements referred to as prepared in accordance with generally accepted accounting principles (GAAP) to apply to all applicable authoritative GAAP pronouncements. Prior to the adoption of SFAS 120, statutory financial statements were permitted to be referred to as being prepared in accordance with GAAP. The significant GAAP authoritative pronouncements requiring initial application were as follows:

     -- SFAS 60, "Accounting and Reporting by Insurance Enterprises,"

     -- SFAS 87, "Employers' Accounting for Pensions,"

     -- SFAS 97, "Accounting and Reporting by Insurance Enterprises for Certain
        Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments,"

     -- SFAS 94, "Consolidation of All Majority-Owned Subsidiaries,"

     -- SFAS 106, "Employers Accounting for Postretirement Benefits Other Than
        Pensions,"

     -- SFAS 109, "Accounting for Income Taxes,"

     -- SFAS 113, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts,"

     -- SFAS 114, "Accounting by Creditors for Impairment of a Loan,"

     -- Statement of Position (SOP) 95-1, "Accounting for Certain Insurance
        Activities of Mutual Life Insurance Enterprises,"

     -- SFAS 115, "Accounting for Certain Investments in Debt and Equity
        Securities" and

     -- SFAS 121, "Accounting for Impairment of Long-Lived Assets and Long-Lived
        Assets to be Disposed."

     The cumulative effective on policyholders' equity of adopting the above pronouncements primarily consists of the initial deferral of acquisition costs, the establishment of deferred taxes, the accrual of postretirement benefits, and the elimination of the statutory asset valuation reserve and the establishment of investment valuation allowances.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Basis of Presentation -- continued
     As a result of the change in accounting principles, net income as previously reported, has been restated as follows (in millions):

    ------------------------------------------------------------------------------------
                                                                        1995       1994
    ------------------------------------------------------------------------------------
    Net income, as previously reported.............................    $ 41.9     $ 15.7
    Effect of changing to a different basis of accounting:
      Deferred acquisition costs...................................      36.8       39.7
      Net policyholder liabilities.................................     (32.2)     (17.7)
      Deferred income taxes........................................        .7        2.0
      Adjustment in valuation of investments.......................       8.5        2.9
      Merger of Covenant Life......................................      --         (8.9)
      Retirement benefits..........................................       3.6        1.6
      Termination of real estate lease.............................      (8.9)      --
      Other, net...................................................       (.1)       1.7
                                                                       ------     ------
    Net income, as adjusted........................................    $ 50.3     $ 37.0
                                                                       ======     ======

     As a result of the change in accounting principles, capital and surplus, as previously reported has been restated as follows (in millions):

    ------------------------------------------------------------------------------------
                                                                      1995        1994
    ------------------------------------------------------------------------------------
    Balance at beginning of year, as previously reported.........    $ 268.4     $ 208.0
    Add adjustment for the cumulative effect on prior years of applying retroactively the new basis of accounting:
      Deferred acquisition costs.................................      530.0       490.1
      Net policyholder liabilities...............................     (161.1)     (144.4)
      Deferred income taxes......................................      (34.0)      (38.6)
      Adjustment in valuation of investments.....................      (12.2)      (20.9)
      Asset valuation reserve....................................       44.9        43.7
      Merger of Covenant Life....................................      --           62.1
      Retirement benefits........................................      (21.8)      (25.4)
      Other, net.................................................         .5         3.1
                                                                      ------      ------
      Balance at beginning of year, as adjusted..................      614.7       577.7
      Net income.................................................       50.3        37.0
      Add adjustment for the cumulative effect on prior years of
         applying accounting change-securities...................      (32.1)       37.1
      Change in unrealized gains(losses) on investment
         securities..............................................       62.4       (69.2)
                                                                      ------      ------
      Balance at end of year.....................................    $ 695.3     $ 582.6
                                                                      ======      ======


     The Company prepares financial statements for filing with regulatory authorities which are prepared in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Practices under SAP vary from GAAP

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Basis of Presentation -- continued
primarily with respect to the initial deferral of acquisition costs, the establishment of deferred taxes, the accrual of postretirement benefits, and the elimination of the statutory asset valuation reserve and the establishment of investment valuation allowances.

     Statutory net income was $39.9 million, $41.9 million and $15.7 million for the years ended December 31, 1996, 1995 and 1994, respectively. Statutory surplus was $343.1 million and $312.1 million as of December 31, 1996 and 1995, respectively.

     The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the report values of assets and liabilities and the reported amounts of revenues and expenses. Actual results could differ from those estimates.

     The Company is subject to interest rate risk to the extent its investment portfolio cash flow's are not matched to its insurance liabilities. Management believes it manages this risk through modeling of the cash flows under reasonable scenarios.

  Invested Assets

     Fixed maturity securities (bonds) which may be sold are designated as "available for sale" and are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in capital and surplus net of Federal income taxes and related amortization of deferred acquisition costs. Fixed maturity securities that the Company has the intent and ability to hold to maturity are designated as "held to maturity" and are reported at amortized cost.

     Equity securities (common stocks, redeemable preferred stocks and nonredeemable preferred stocks) are reported at market value. Unrealized appreciation/depreciation on these securities is recorded directly in capital and surplus.

     Fixed maturity and equity securities that have experienced an other than temporary decline in value are written down to fair value by a charge to realized losses. This fair value becomes the new cost basis of the particular security.

     Mortgage loans are carried at unpaid principal balances, less impairment reserves. For mortgage loans considered impaired, a specific reserve is established. A general reserve is also established for probable losses arising from the portfolio but not attributable to specific loans. Mortgage loans are considered impaired when it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. When a mortgage loan has been determined to be impaired, a reserve is established for the difference between the unpaid principal of the mortgage loan and its fair value. Fair value is based on either the present value of expected future cash flows discounted

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Invested Assets -- continued
at the mortgage loan's effective interest rate or the fair value of the underlying collateral. The reserve is charged to realized capital losses.

     Policy loans and premium notes are reported at unpaid principal balances.

     Real estate investments and real estate occupied by the Company are carried at cost, less encumbrances and accumulated depreciation. Foreclosed real estate is carried at lower of cost or fair value less accumulated depreciation from the date of foreclosure. The straight-line method of depreciation is used for all real estate.

     Other invested assets consist primarily of real estate joint ventures carried on the equity basis and limited partnerships carried at the lower of cost or market value.

     Cash includes demand deposits and cash on hand.

     Short-term investments include money market funds, certificates of deposit and short-term investments whose maturities at the time of acquisition were one year or less. These investments are carried at amortized cost which approximates market value.

  Investment Valuation Reserves

     Investment valuation reserves have been provided for impairments of real estate, mortgage loans and other invested assets and totalled $26.5 million and $32.5 million at December 31, 1996 and 1995, respectively. Changes in the reserves are reflected as realized capital gains and losses.

  Benefit Reserves and Policyholder Contract Deposits

     Traditional Life Insurance Products

     Traditional life insurance products include those contracts with fixed and guaranteed premiums and benefits, and consist principally of whole life and term insurance policies, limited-payment life insurance policies and certain annuities with life contingencies. Most traditional life insurance policies are participating: in addition to guaranteed benefits, they pay dividends, as declared annually by the Company based on its experience.

     Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, the assumptions are based on mortality rates consistent with the cash values and investment rates consistent with the Company's dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners' Standard Ordinary (CSO) mortality table at interest rates ranging from 3.5% to 4.5%.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Benefit Reserves and Policyholder Contract Deposits -- continued
     Variable Life and Investment-Type Products

     Variable life products include fixed premium variable life and flexible premium variable universal life. Investment-type products consist primarily of guaranteed investment contracts (GICs) and single premium and flexible premium annuity contracts.

     Benefit reserves and policyholder contract deposits on these products are determined following the retrospective deposit method and consist of policy values that accrue to the benefit of the policyholder, before deduction of surrender charges.

  Premiums, Charges and Benefits

     Traditional Life Insurance and Accident and Health Insurance Products

     Premiums for individual life policies are recognized when due; premiums for accident and health and all other policies are reported as earned proportionately over their policy terms.

     Benefit claims (including an estimated provision for claims incurred but not reported), benefit reserve changes, and expenses (except those deferred) are charged to income as incurred.

     Variable Life and Investment-Type Products

     Revenues for variable life and investment-type products consist of policy charges for the cost of insurance, policy initiation, administration and surrenders during the period. Expenses include interest credited to policy account balances and benefit payments made in excess of policy account balances. Many of these policies are variable life or variable annuity policies, in which investment performance credited to the account balance is based on the investment performance of separate accounts chosen by the policyholder. For other account balances, credited interest rates ranged from 4.28% to 9.46% in 1996.

     Deferred Policy Acquisition Costs

     The costs that vary with and are directly related to the production of new business, have been deferred to the extent deemed recoverable. Such costs include commissions and certain costs of underwriting, policy issue and marketing.

     Deferred policy acquisition costs on traditional participating life insurance policies are amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persis-

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Premiums, Charges and Benefits -- continued

     Deferred Policy Acquisition Costs -- continued

     tency, expenses, and investment experience. The average investment yield, before realized capital gains and losses, in the calculation of expected gross margins was 8.15% for 1996.

     Deferred policy acquisition costs for variable life and investment-type products are amortized in relation to the incident of expected gross profits, including realized investment gains and losses, over the expected life of the policies.

     The costs deferred during 1996, 1995 and 1994 were $119.0 million, $100.5 million, and $100.4 million, respectively. Amortization of deferred policy acquisition costs was $56.1 million, $63.7 million, and $60.6 million during 1996, 1995 and 1994, respectively.

  Capital Gains and Losses

     Realized capital gains and losses on sales of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. A realized capital loss is also recorded at the time a decline in the value of an investment is determined to be other than temporary.

  Policyholder Dividends

     As of December 31, 1996, approximately 98% of the Company's in force life insurance business was written on a participating basis. Dividends are earned by the policyholders ratably over the policy year. Dividends are included in the accompanying financial statements as a liability and as a charge to operations.

  Reinsurance

     Premiums, benefits and expenses are recorded net of experience refunds, reserve adjustments and amounts assumed from or ceded to reinsurers, including commission and expense allowances.

  Separate Accounts

     Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of pension and annuity contractholders, variable life insurance policyholders and several of the Company's retirement plans.

     Premiums received and the accumulated value portion of benefits paid are excluded from the amounts reported in the consolidated statements of operations. Fees charged on policyholder and contractholder account values are reported as revenues.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, CONTINUED
  Separate Accounts -- continued
     The contractholders/policyholders bear the investment risk on separate account assets except in instances where the Company guarantees a fixed return. When the contractholder/policyholder bears the investment risk, separate account assets and liabilities are carried at fair value.

     For guaranteed contracts, the separate account assets and liabilities are carried at historical cost. The guaranteed contracts are maintained in a separate account for statutory purposes. Due to the guaranteed return, this separate account is included in the general account assets and liabilities for GAAP purposes.

  Federal Income Taxes

     Deferred income tax assets and liabilities have been recorded for temporary differences between the reported amounts of assets and liabilities in the accompanying financial statements and those in the Company's income tax returns.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

2. FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following table presents the fair values and carrying values of the Company's financial instruments at December 31, 1996 and 1995:

-----------------------------------------------------------------------------------------------
                                                  DECEMBER 31, 1996         DECEMBER 31, 1995

-----------------------------------------------------------------------------------------------
                                                  FAIR       CARRYING       FAIR       CARRYING
                                                 VALUE        VALUE        VALUE        VALUE
                                                    (IN MILLIONS)             (IN MILLIONS)
-----------------------------------------------------------------------------------------------
ASSETS
Fixed maturities:
  Available for sale........................    $2,564.9     $2,564.9     $2,560.2     $2,560.2
  Held to maturity..........................      $518.7       $510.9       $555.6       $544.0
Equity securities...........................       $23.8        $23.8        $28.2        $28.2
Commercial mortgage loans...................      $740.6       $708.2       $809.8       $746.8
Residential mortgage loans..................         $.9          $.8         $1.2         $1.1
LIABILITIES FOR INVESTMENT-TYPE INSURANCE
  CONTRACTS
Guaranteed interest contracts...............      $321.8       $316.9       $386.5       $374.9
Group annuities.............................    $1,101.8     $1,118.3     $1,005.0     $1,003.8
Supplementary contracts without life
  contingencies.............................       $31.4        $31.4        $31.1        $30.6
Individual annuities........................    $1,172.6     $1,225.5     $1,379.4     $1,420.1

     The underlying investment risk of the Company's variable life and variable annuity contracts is assumed by the holder. These reserve liabilities are primarily reported in the separate accounts. The liabilities in the separate accounts are recorded at amounts equal to the related assets at fair value.

     Fair values for the Company's insurance contracts other than investment-type contracts are not required to be disclosed under Statement of Financial Accounting Standards No. 107, "Disclosures about Fair Value of Financial Instruments". However, the estimated fair value and future cash flows of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The estimated fair value of all assets without a corresponding revaluation of all liabilities associated with insurance contracts can be misinterpreted.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

2. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED
     The following notes summarize the major methods and assumptions used in estimating the fair values of financial instruments:

  Investment Securities

     Bonds, common stocks and preferred stocks are valued based upon quoted market prices, where available. If quoted market prices are not available, as in the case of private placements, fair values are based on quoted market prices of comparable instruments (see Note 3).

  Mortgage Loans

     Mortgage loans are valued using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. For mortgage loans classified as nonperforming, the fair value was set equal to the lesser of the unpaid principal balance or the market value of the underlying property.

  Policy Loans

     Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed interest rates, the interest rates range from 4% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. As a result, management deems it impractical to calculate the fair value of policy loans.

  Guaranteed Interest Contracts

     The fair value of guaranteed interest contract liabilities is based upon discounted future cash flows. Contract account balances are accumulated to the maturity dates at the guaranteed rate of interest. Accumulated values are discounted using interest rates for which liabilities with similar durations could be sold. The statement value and fair value of the assets backing up the guaranteed interest contract liabilities were $319.4 million and $322.4 million, respectively, at December 31, 1996 and $378.5 million and $386.7 million, respectively, at December 31, 1995.

  Group Annuities

     The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value represents fair value.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

2. FAIR VALUE OF FINANCIAL INSTRUMENTS, CONTINUED
  Individual Annuities and Supplementary Contracts

     The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

  Policyholder Dividends and Coupon Accumulations

     The policyholders' dividend and coupon accumulation liabilities will ultimately be settled in cash, applied towards the payment of premiums, or left on deposit with the Company at interest. Management deems it impractical to calculate the fair value of these liabilities due to valuation difficulties involving the uncertainties of final settlement.

3. MARKETABLE SECURITIES

     The amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of investments in fixed maturity securities and equity securities as of December 31, 1996 and 1995 are as follows (in millions):

-----------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 1996

-----------------------------------------------------------------------------------------------------
                                                                GROSS          GROSS        ESTIMATED
                                                AMORTIZED     UNREALIZED     UNREALIZED       FAIR
              AVAILABLE FOR SALE                  COST          GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies...  $    62.6       $  2.2         $   .4       $    64.4
Obligations of states and political
  subdivisions................................       79.5          2.4            1.1            80.8
Debt securities issued by foreign
  governments.................................       12.4           .1             .7            11.8
Corporate securities..........................    2,070.2         66.4           23.9         2,112.7
Mortgage-backed securities....................      288.7          8.5            2.0           295.2
                                                 --------        -----          -----        --------
     Subtotal -- fixed maturities.............    2,513.4         79.6           28.1         2,564.9
Equity securities.............................       27.8          4.5            8.5            23.8
                                                 --------        -----          -----        --------
          Total...............................  $ 2,541.2       $ 84.1         $ 36.6       $ 2,588.7
                                                 ========        =====          =====        ========

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED

-----------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 1996

-----------------------------------------------------------------------------------------------------
                                                                GROSS          GROSS        ESTIMATED
                                                AMORTIZED     UNREALIZED     UNREALIZED       FAIR
               HELD TO MATURITY                   COST          GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies...     $ 17.6       $   .8         $   .1          $ 18.3
Obligations of states and political
  subdivisions................................       11.3           .3             .1            11.5
Debt securities issued by foreign
  governments.................................        6.8           .5          --                7.3
Corporate securities..........................      464.8         10.1            4.2           470.7
Mortgage-backed securities....................       10.4           .5          --               10.9
                                                  -------     --------       --------         -------
          Total...............................     $510.9       $ 12.2         $  4.4          $518.7
                                                  =======     ========       ========         =======


-----------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 1995

-----------------------------------------------------------------------------------------------------
                                                                GROSS          GROSS        ESTIMATED
                                                AMORTIZED     UNREALIZED     UNREALIZED       FAIR
              AVAILABLE FOR SALE                  COST          GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies...  $    93.0       $  5.4         $   .2       $    98.2
Obligations of states and political
  subdivisions................................       92.4          4.1             .5            96.0
Debt securities issued by foreign
  governments.................................       14.8           .5          --               15.3
Corporate securities..........................    1,954.0        123.1           12.2         2,064.9
Mortgage-backed securities....................      273.0         13.0             .2           285.8
                                                 --------        -----          -----        --------
     Subtotal -- fixed maturities.............    2,427.2        146.1           13.1         2,560.2
Equity securities.............................       32.6          1.9            6.3            28.2
                                                 --------        -----          -----        --------
          Total...............................  $ 2,459.8       $148.0         $ 19.4       $ 2,588.4
                                                 ========        =====          =====        ========

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED


-----------------------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 1995

-----------------------------------------------------------------------------------------------------
                                                                GROSS          GROSS        ESTIMATED
                                                AMORTIZED     UNREALIZED     UNREALIZED       FAIR
               HELD TO MATURITY                   COST          GAINS          LOSSES         VALUE
-----------------------------------------------------------------------------------------------------
U.S. Treasury securities and obligations of
  U.S. government corporations and agencies...   $  18.4        $   .6          $ .1         $  18.9
Obligations of states and political
  subdivisions................................      15.9            .3            .1            16.1
Debt securities issued by foreign
  governments.................................       7.3            .6         --                7.9
Corporate securities..........................     489.1          13.3           3.6           498.8
Mortgage-backed securities....................      13.3            .6         --               13.9
                                                --------         -----         -----        --------
          Total...............................   $ 544.0        $ 15.4          $3.8         $ 555.6
                                                ========         =====         =====        ========


     The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are as follows (in millions):

    ----------------------------------------------------------------------------------------
                                                                    AMORTIZED     ESTIMATED
                          AVAILABLE FOR SALE                          COST        FAIR VALUE
    ----------------------------------------------------------------------------------------
    Due in one year or less.......................................  $    93.3      $    93.7
    Due after one year through five years.........................      604.0          618.3
    Due after five years through ten years........................      756.3          778.4
    Due after ten years...........................................    1,059.8        1,074.5
                                                                     --------       --------
              Total...............................................  $ 2,513.4      $ 2,564.9
                                                                     ========       ========

    ----------------------------------------------------------------------------------------
                                                                    AMORTIZED     ESTIMATED
                           HELD TO MATURITY                           COST        FAIR VALUE
    ----------------------------------------------------------------------------------------
    Due in one year or less.......................................     $ 15.0         $ 15.1
    Due after one year through five years.........................      134.0          135.9
    Due after five years through ten years........................      217.5          221.0
    Due after ten years...........................................      144.4          146.7
                                                                      -------        -------
              Total...............................................     $510.9         $518.7
                                                                      =======        =======

     Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are included based on their contractual maturity.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED
     Realized gains (losses) on investments for the years ended December 31, 1996, 1995 and 1994 are summarized as follows (in millions):

    --------------------------------------------------------------------------------------
                                                                 1996      1995      1994
    --------------------------------------------------------------------------------------
    Fixed maturities...........................................  $ 6.0     $ 2.0     $(6.7)
    Equity securities..........................................     .3        .7       8.6
    Mortgage loans.............................................   (1.4)       .2      (4.3)
    Real estate................................................    2.8       2.9       (.8)
    Policy loans and premium notes.............................     .9        .1        .2
    Other invested assets......................................    (.7)     (2.2)     (1.0)
                                                                 -----     -----     -----
                                                                 $ 7.9     $ 3.7     $(4.0)
                                                                 =====     =====     =====

     Net unrealized appreciation (depreciation) on available for sale securities as of December 31, 1996 and 1995 is summarized as follows (in millions):

    ------------------------------------------------------------------------------------
                                                                        1996       1995
    ------------------------------------------------------------------------------------
    Net unrealized appreciation (depreciation) before adjustments for
      the following:.................................................  $ 47.5     $128.6
      Amortization of deferred policy acquisition costs..............   (31.0)     (79.6)
      Deferred Federal income taxes..................................    (5.8)     (18.7)
                                                                       ------     ------
    Net unrealized appreciation (depreciation).......................  $ 10.7     $ 30.3
                                                                       ======     ======

     In late 1995, the Financial Accounting Standards Board issued "A Guide to Implementation of Statement 115 on Accounting for Certain Investments in Debt and Equity Securities". This report permits a one-time reclassification of securities from held to maturity to available for sale. In response to this report, the Company transferred fixed income securities with a combined amortized cost of $172.3 million from the held to maturity portfolio to the available for sale portfolio. An additional transfer of fixed income securities with a combined cost of $24.2 million and an estimated fair value of $24.6 million was made from the available for sale portfolio to the held to maturity portfolio. The $.4 million difference between the amortized cost and the estimated fair value is being amortized to realized capital gains/losses over the remaining lives of the securities.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

3. MARKETABLE SECURITIES, CONTINUED
     Net investment income, by type of investment, is as follows for the years ending December 31, 1996, 1995 and 1994 (in millions):


    -------------------------------------------------------------------------------------
                                                               1996       1995      1994
    -------------------------------------------------------------------------------------
    Gross investment income:
    Fixed maturities:
      Available for sale...................................  $193.5     $194.1     $170.1
      Held to maturity.....................................    45.1       47.1       56.7
    Equity securities......................................     1.2        2.1        3.7
    Mortgage loans.........................................    69.0       72.2       74.8
    Real estate............................................    11.4       11.8       13.4
    Policy loans and premium notes.........................    23.4       24.0       24.4
    Other invested assets..................................     5.5        4.9        1.2
    Short-term investments.................................     3.8        2.0         .3
    Other, net.............................................      .5         .5         .8
                                                              -----      -----      -----
                                                              353.4      358.7      345.4
    Less: expenses.........................................   (19.5)     (21.9)     (25.5)
                                                              -----      -----      -----
    Net investment income..................................  $333.9     $336.8     $319.9
                                                              =====      =====      =====


4. MORTGAGE LOANS

     Impaired mortgage loans and the related reserves are as follows at December 31, 1996 and 1995 (in millions):

    -------------------------------------------------------------------------------------
                                                                           1996     1995
    -------------------------------------------------------------------------------------
    Impaired mortgage loans.............................................  $65.5     $67.8
    Reserves............................................................   (7.2)     (8.7)
                                                                          -----     -----
    Net impaired mortgage loans.........................................  $58.3     $59.1
                                                                          =====     =====

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

4. MORTGAGE LOANS, CONTINUED
     A reconciliation of the reserve balance, including general reserves, for mortgage loans for 1996 and 1995 is as follows (in millions):

    -------------------------------------------------------------------------------------
                                                                          1996      1995
    -------------------------------------------------------------------------------------
    Balance at January 1................................................  $16.2     $23.5
    Losses charged, net of recoveries...................................    (.5)       .3
    Releases due to foreclosures........................................   (1.3)     (7.6)
                                                                          -----     -----
    Balance at December 31..............................................  $14.4     $16.2
                                                                          =====     =====

     The average recorded investment in impaired loans was $66.7 million and $80.0 million during 1996 and 1995, respectively. Interest income recognized on impaired loans during 1996, 1995 and 1994 was $6.9 million, $7.3 million and $7.1 million, respectively. All interest income on impaired mortgage loans was recognized on the cash basis.

5. REAL ESTATE

     Real estate holdings are as follows at December 31, 1996 and 1995 (in millions):

    ------------------------------------------------------------------------------------
                                                                        1996       1995
    ------------------------------------------------------------------------------------
    Occupied by the Company...........................................  $38.0     $ 29.4
    Foreclosed........................................................   31.1       42.1
    Investment........................................................    7.7       13.5
                                                                        -----     ------
                                                                         76.8       85.0
    Less: valuation reserves..........................................   (5.4)     (10.3)
                                                                        -----     ------
                                                                        $71.4     $ 74.7
                                                                        =====     ======

     Depreciation expense was $3.2 million, $4.7 million and $5.0 million for the years ended December 31, 1996, 1995 and 1994, respectively. Accumulated depreciation for real estate totalled $15.2 million and $15.4 million at December 31, 1996 and 1995, respectively.

6. BENEFIT PLANS

     The Company maintains a funded noncontributory defined benefit pension plan that covers substantially all of its employees and a funded noncontributory defined contribution plan that covers substantially all of its agents. The Company's funding policy is to contribute annually the maximum amount deductible for Federal income tax purposes.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

6. BENEFIT PLANS, CONTINUED
     The status of the funded defined benefit pension plan and the amounts recognized on the balance sheets as of December 31, 1996 and 1995 are as follows (in millions):

    ------------------------------------------------------------------------------------
                                                                        1996       1995
    ------------------------------------------------------------------------------------
    Actuarial present value of benefit obligations:
      Vested.........................................................  $ 72.7     $ 74.9
      Nonvested......................................................     2.7        2.7
                                                                        -----     ------
         Accumulated benefit obligation..............................    75.4       77.6
      Additional obligation for future salary increases..............    19.2       21.2
                                                                        -----     ------
         Projected benefit obligation................................    94.6       98.8
    Plan assets at fair value........................................   148.7      141.3
                                                                        -----     ------
      Plan assets in excess of projected benefit obligation..........    54.1       42.5
      Unrecognized transition asset..................................   (23.7)     (25.9)
      Unrecognized prior service cost................................      .5         .5
      Unrecognized net (gain) loss...................................   (16.4)      (4.7)
                                                                        -----     ------
         Prepaid pension cost........................................  $ 14.5     $ 12.4
                                                                        =====     ======

     The Company also sponsors several unfunded nonqualified defined benefit excess benefit, supplemental executive retirement and deferred compensation plans. The status of these unfunded defined benefit plans and the amounts recognized on the balance sheets as of December 31, 1996 and 1995 are as follows (in millions):

     -----------------------------------------------------------------------------------
                                                                         1996      1995
     -----------------------------------------------------------------------------------
     Actuarial present value of benefit obligations:
       Vested.........................................................  $  8.6     $ 8.3
       Nonvested......................................................     2.9       2.7
                                                                         -----     ------
          Accumulated benefit obligation..............................    11.5      11.0
       Additional obligation for future salary increases..............     5.2       5.9
                                                                         -----     ------
          Projected benefit obligation................................    16.7      16.9
       Unrecognized transition obligation.............................     4.2       4.6
       Unrecognized prior service cost................................     3.4       4.0
       Unrecognized net loss (gain)...................................     2.7       3.5
       Other net......................................................    (5.1)     (1.1)
                                                                         -----     ------
          Accrued pension cost........................................  $(11.5)    $(5.9)
                                                                         =====     ======

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

6. BENEFIT PLANS, CONTINUED
     The following assumptions were used to determine the projected benefit obligation at December 31, 1996 and 1995:


     ----------------------------------------------------------------------------------
                                                                          1996     1995
     ----------------------------------------------------------------------------------
     Discount rate......................................................  7.5%     7.0%
     Expected rate of return on assets..................................  8.0%     9.0%
     Rate of increase in salaries:
       Deferred compensation plan.......................................   N/A      N/A
       All other plans..................................................  5.5%     6.0%


     Net periodic pension (benefit) cost included the following components for the years ended December 31, 1996, 1995 and 1994 (in millions):

     ------------------------------------------------------------------------------------
                                                               1996       1995      1994
     ------------------------------------------------------------------------------------
     Service cost...........................................  $  4.0     $  4.2     $ 3.6
     Interest cost..........................................     6.9        8.0       7.0
     Expected return on assets..............................   (21.9)     (10.8)     (9.3)
     Net amortization (deferral)............................     7.3       (1.6)     (1.0)
                                                               -----     ------
       Net pension (benefit) cost...........................  $ (3.7)    $  (.2)    $  .3
                                                               =====     ======

     The Company provides a contributory defined contribution plan qualified under Section 401(k) of the Internal Revenue Code. The pension cost of the defined contribution plans was $2.6 million, $2.8 million and $3.1 million for the years ended December 31, 1996, 1995 and 1994, respectively.

     In addition, the Company provides certain health care and life insurance benefits (postretirement benefits) for retired employees. Substantially all of the Company's employees may become eligible for post-retirement benefits if they reach normal retirement age while still working for the Company.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

6. BENEFIT PLANS, CONTINUED
     The status of the postretirement benefit plans and the amounts recognized on the balance sheets as of December 31, 1996 and 1995 are as follows (in millions):

    ------------------------------------------------------------------------------------
                                                                        1996       1995
    ------------------------------------------------------------------------------------
    Accumulated postretirement benefit obligation:
      Retirees and surviving spouses.................................  $(28.2)    $(29.3)
      Fully eligible active employees................................    (1.1)      (1.1)
      Other active employees.........................................    (4.9)      (5.1)
                                                                       ------     ------
         Total.......................................................   (34.2)     (35.5)
    Plan assets at fair value........................................     7.9        7.3
      Accumulated postretirement benefit obligation in excess of plan
         assets......................................................   (26.3)     (28.2)
    Unrecognized amounts:
      Net gain.......................................................   (12.1)     (10.7)
      Prior service cost.............................................     (.4)       (.5)
                                                                       ------     ------
         Total.......................................................   (12.5)     (11.2)
                                                                       ------     ------
    Accrued postretirement benefit cost..............................  $(38.8)    $(39.4)
                                                                       ======     ======

     The following assumptions were used to determine the projected benefit obligation at December 31, 1996 and 1995:

    ------------------------------------------------------------------------------------
                                                                           1996     1995
    ------------------------------------------------------------------------------------
    Discount rate........................................................  7.0%     7.0%
    Expected rate of return on assets....................................  7.5%     7.5%
    Rate of increase in salaries.........................................  6.0%     6.0%

     Net periodic postretirement benefit cost included the following components for the years ended December 31, 1996 and 1995 (in millions):

    --------------------------------------------------------------------------------------
                                                                    1996     1995     1994
    --------------------------------------------------------------------------------------
    Service cost..................................................  $ .4     $ .4     $ .4
    Interest cost.................................................   2.4      2.6      2.5
    Expected return on assets.....................................   (.5)     (.5)     (.5)
    Net amortization and deferral.................................   (.4)     (.5)     (.3)
                                                                    ----     ----     ----
      Net periodic postretirement benefit cost....................  $1.9     $2.0     $2.1
                                                                    ====     ====     ====

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

6. BENEFIT PLANS, CONTINUED
     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996 by $1.8 million and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1996 by $.1 million.

     In January 1991, the Company established a retiree health account under the provisions of Section 401(h) of the Internal Revenue Code. In December 1996, the Company transferred $1.6 million of excess assets from the defined benefit pension plan to pay for 1996 qualified retiree health benefits. An additional transfer of excess assets in the amount of $1.6 million was made in December 1995 to pay for 1995 qualified retiree health benefits. In December 1994, excess assets totalling $1.6 million were transferred to pay for 1994 qualified retiree health benefits.

7. FEDERAL INCOME TAXES

     The Company files separate consolidated Federal income tax returns for its life insurance and non-insurance subsidiaries. Each tax provision is accrued on a separate company basis. The life company tax provisions include an equity tax.

     The provision for Federal income taxes from operations differs from the normal relationship of Federal income tax to pretax income as follows (in millions):

                                                                YEAR ENDED DECEMBER 31,
    -------------------------------------------------------------------------------------
                                                                1996      1995      1994
    -------------------------------------------------------------------------------------
    Federal income tax at statutory rate.....................  $ 30.6     $31.3     $20.6
      Current year equity tax................................     8.5       8.0       6.4
      True down of prior years' equity tax...................    (5.1)     --        (6.0)
      Tax settlement.........................................   (28.3)     --        --
      Other..................................................      .1       (.2)       .9
                                                                 ----     -----     -----
    Provision for Federal income tax from operations.........  $  5.8     $39.1     $21.9
                                                                 ====     =====     =====

     In 1996, the Company settled various tax issues with the IRS, including an issue relating to the tax treatment of certain traditional life insurance policy updates. As a result of the settlements, the 1996 Federal income tax expense in the Statement of Operations was decreased by approximately $28.3 million which includes $15.9 million of interest net of taxes.

     Deferred income tax assets and liabilities reflect the income tax effects of cumulative temporary differences between the reported values of assets and liabilities for financial statement purposes and

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

7. FEDERAL INCOME TAXES, CONTINUED
income tax return purposes. Components of the Company's net deferred income tax liability are as follows at December 31, 1996 and 1995 (in millions):

    ------------------------------------------------------------------------------------
                                                                        1996       1995
    ------------------------------------------------------------------------------------
    DEFERRED TAX LIABILITY
    Deferred policy acquisition costs................................  $186.5     $172.9
    Prepaid pension asset............................................     5.1        4.4
    Net unrealized gain on available for sale securities.............     5.8       18.7
                                                                       ------     ------
         Total deferred tax liability................................   197.4      196.0
                                                                       ------     ------
    DEFERRED TAX ASSET
    Reserves.........................................................   112.4      105.9
    Employee benefit accruals........................................    14.1       14.3
    Invested assets..................................................     4.3       10.2
    Policyholder dividends...........................................     7.9        8.0
    Deferred rent....................................................     2.8        3.0
    Other............................................................     4.9        3.1
                                                                       ------     ------
         Total deferred tax asset....................................   146.4      144.5
                                                                       ------     ------
    Net deferred tax liability.......................................  $ 51.0     $ 51.5
                                                                       ======     ======

     The Company's Federal income tax returns have been audited through 1992. All years through 1985 are closed. Years 1986 and 1987 have been audited and are closed with the exception of 2 issues for which claims for refund have been filed. Years 1988 through the present remain open. In the opinion of management, adequate provision has been made for the possible effect of potential assessments related to prior years' taxes.

8. REINSURANCE

     In the normal course of business, the Company assumes risks from and cedes certain parts of its risks with other insurance companies. The primary purposes of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1,500,000 on any single life. A portion on individual fixed rate annuity business is also reinsured.

     Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

8. REINSURANCE, CONTINUED
     At December 31, 1996, there were $383.1 million of individual fixed annuity account values coinsured by the Company, or approximately 31.2% of total individual fixed annuity account values outstanding.

     The tables below highlight the amounts shown in the accompanying financial statements which are net of reinsurance activity (in millions):

-------------------------------------------------------------------------------------------------
                                                                          ASSUMED
                                               GROSS                     FROM OTHER        NET
                                              AMOUNT       CEDED TO      COMPANIES       AMOUNT
                                                             OTHER
                                                           COMPANIES
-------------------------------------------------------------------------------------------------
December 31, 1996:
Life insurance in force....................  $37,066.8     $6,559.3        $208.9       $30,716.4
                                             =========     ========        ======       =========
Premiums...................................  $   247.8     $   15.2        $  3.0       $   235.6
                                             =========     ========        ======       =========
Future policyholder benefits...............                $  530.3        $  5.1
                                                           ========        ======

December 31, 1995:
Life insurance in force....................  $24,910.6     $5,829.8        $230.0       $19,310.8
                                             =========     ========        ======       =========
Premiums...................................  $   267.3     $   12.7        $   .9       $   255.5
                                             =========     ========        ======       =========
Future policyholder benefits...............                $  544.5        $  5.3
                                                           ========        ======

December 31, 1994:
Life insurance in force....................  $24,276.4     $4,797.8        $247.5       $19,726.1
                                             =========     ========        ======       =========
Premiums...................................  $   288.5     $   13.4        $  1.3       $   276.4
                                             =========     ========        ======       =========
Future policyholder benefits...............                $  459.3        $ 13.4
                                                           ========        ======

9. COMMITMENTS AND CONTINGENCIES

  Leases

     The Company leases office space, data processing equipment and certain other equipment under operating leases expiring on various dates between 1997 and 2003. Most of the leases contain renewal and purchase options based on prevailing fair market values.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES, CONTINUED
  Leases -- continued
     Future minimum rent payments required and related sublease rentals receivable under noncancelable operating leases in effect at December 31, 1996, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

    ----------------------------------------------------------------------------------------
                                                                RENTAL
                                                               PAYMENTS     SUBLEASE RENTALS
                                                                               RECEIVABLE
    ----------------------------------------------------------------------------------------
    YEAR ENDING DECEMBER 31:
      1997...................................................   $ 14.8            $2.1
      1998...................................................     11.9             2.0
      1999...................................................      5.5              .3
      2000...................................................      3.2              .1
      2001...................................................      1.6          --
      Thereafter.............................................      1.4          --
                                                                 -----            ----
                                                                $ 38.4            $4.5
                                                                 =====            ====

     Total related rent expense was $26.5 million, $17.6 million and $17.4 million in 1996, 1995 and 1994, respectively, which were net of sublease income of $.5 million in 1996 and $.3 million in each of 1995 and 1994.

     During 1995 the Company recorded a charge to operations for certain unused leased facilities in the amount of $8.9 million, net of anticipated sublease income.

  Financial Instruments With Off-Balance-Sheet Risk

     The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its borrowers and to reduce its own exposure to fluctuations in interest rates. These financial instruments include investment commitments related to its interests in real estate and mortgage loans, financial guarantees of indebtedness, marketable securities lending and interest rate futures contracts. Those instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the statements of financial condition.

     At December 31, 1996, the Company had outstanding mortgage loan, real estate and limited partnership commitments of approximately $20 million. The mortgage loan commitments, which expire through July 1997, totalled $16.1 million and were issued during 1996 at interest rates consistent with rates applicable on December 31, 1996. As a result, the fair value of these commitments approximates the face amount.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries
Notes to Consolidated Financial Statements -- continued

--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES, CONTINUED
  Financial Instruments With Off-Balance-Sheet Risk -- continued
     The Company guarantees indebtedness of certain real estate partnerships of which it is an investor. Any estimated deficiencies between the amount of debt guaranteed and the partnerships' ability to service the debt is provided for in the asset valuation process through reserves.

     It is the Company's policy to use derivatives (exchange-traded or over-the-counter financial instruments whose value is based upon or derived from a specific underlying index or commodity) for the purpose of reducing exposure to interest rate fluctuations, and not for income generation or speculative purposes. Derivative options utilized by the Company are long and short positions on United States Treasury notes and bond futures and certain interest rate swaps.

     Derivatives are used for hedging existing bonds (including cash reserves) against adverse price or interest rate movements and for fixing liability costs at the time of product sales. The Company closed out hedge positions consisting of 162 treasury futures contracts with a dollar value of $17.3 million in 1996, 568 treasury futures contracts with a dollar value of $56.8 million in 1995, and 2,253 treasury futures contracts with a dollar value of $225.3 million in 1994. The approximate net (losses) gains generated from the hedge positions were $(.3) million for the year ended December 31, 1996, $(.1) million for the year ended December 31, 1995 and $1.1 million for the year ended December 31, 1994. There were 62 open hedge positions at December 31, 1996 with a value of $6.6 million and a maturity of March 1997. The Company uses interest rate swaps to synthetically convert a floating rate bond into a fixed rate bond and thereby match fixed rate liabilities. The Company had no swaps outstanding as of December 31, 1996.

     Periodically, the Company enters securities lending agreements to earn additional investment income on its securities. The borrower must provide cash collateral prior to or at the inception of the loan. For bonds, cash collateral totalling 105% of market value plus accrued interest is required. For equities, cash collateral totalling 105% of market value is required. There were no securities lending positions at December 31, 1996.

  Investment Portfolio Credit Risk

     Bonds

     The Company's bond investment portfolio is predominately comprised of investment grade securities. At December 31, 1996 and 1995, approximately $162.2 million and $148.4 million, respectively, in debt security investments (5.4% and 5.0%, respectively, of the total debt security portfolio) are considered "below investment grade". Securities are classified as "below investment grade" primarily by utilizing rating criteria established by independent bond rating agencies.

     Debt security investments with a carrying value at December 31, 1996 of $4.3 million were non-income producing for the year ended December 31, 1996.

--------------------------------------------------------------------------------
Provident Mutual Life Insurance Company
and Subsidiaries

Notes to Consolidated Financial Statements -- concluded


--------------------------------------------------------------------------------

9. COMMITMENTS AND CONTINGENCIES, CONTINUED

  Investment Portfolio Credit Risk -- continued


     Bonds -- continued



     The Company had debt security investments in the financial services industry at both December 31, 1996 and 1995 that exceeded 5% of total assets.


     Mortgage Loans

     The Company originates mortgage loans either directly or through mortgage correspondents and brokers throughout the country. Loans are primarily related to underlying real property investments in office and apartment buildings and retail/commercial and industrial facilities. Mortgage loans are collateralized by the related properties and such collateral generally approximates a minimum 133% of the original loan value at the time the loan is made.

     At December 31, 1996 and 1995, there were no delinquent mortgage loans (i.e., loans where payments on principal and/or interest are over 90 days past due).

     The Company had loans outstanding in Pennsylvania where principal balances in the aggregate exceeded 20% of the Company's surplus.

  Lines of Credit

     The Company has approximately $50 million of available unused lines of credit at December 31, 1996.

  Litigation and Unasserted Claims

     The Company is involved in various litigation, as both plaintiff and defendant, which has arisen in the ordinary course of business and as a result of the merger with Covenant which, in the opinion of management and legal counsel, will not have a material effect on the Company's financial position.

     Insurance companies are subject to assessments, up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, the outcome of the proceedings and assessments will not have a material adverse effect on the financial statements. Guaranty fund assessments totalled $1.6 million, $2.6 million and $2.5 million in 1996, 1995 and 1994, respectively. Of those amounts, $.9 million in 1996 and $1.8 million in each of 1995 and 1994 are creditable against future years' premium taxes.

                                     PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)   Financial Statements
           All required financial statements are included in Part A and Part B of this
           Registration Statement.
     (b)   Exhibits
           (1)    (a)   Resolution of the Board of Directors of Provident Mutual Life Insurance
                        Company of Philadelphia authorizing establishment of the Provident Mutual
                        Variable Annuity Separate Account.1
                  (b)   Resolution of the Executive Committee of the Board of Directors of
                        Provident Mutual Life Insurance Company of Philadelphia authorizing establishment of additional Subaccounts of the Provident Mutual Variable
                        Annuity Separate Account.5
           (2)    Not applicable.
           (3)    (a)   Form of Underwriting Agreement among Provident Mutual Life Insurance
                        Company of Philadelphia, PML Securities Company and the Provident Mutual
                        Variable Annuity Separate Account.1
                  (b)   Form of Selling Agreement between PML Securities Company and Equity
                        Services, Inc.2
           (4)    (a)   Flexible Premium Deferred Variable Annuity Contract (Forms PM512N (Non-
                        Qualified) and PM512Q (Qualified)).5
                  (b)   Qualified Plan Rider, IRA Rider, TSA Rider, Unisex Rider. 1
           (5)          Form of Application
                  (a)   Application for Flexible Premium Deferred Variable Annuity
                        (Form PMA10 9.93).
                  (b)   Suitability Statement.1
           (6)    (a)   Charter of Provident Mutual Life Insurance Company of Philadelphia.1
                  (b)   By-Laws of Provident Mutual Life Insurance Company of Philadelphia.1
           (7)    Not applicable.
           (8)    (a)   Participation Agreement by and among Market Street Fund, Inc., Provident
                        Mutual Life Insurance Company of Philadelphia and PML Securities Company.
                        1
                  (b)   Participation Agreement among Variable Insurance Products, Fidelity
                        Distributors Corporation and Provident Mutual Life Insurance Company of
                        Philadelphia. 5
                  (c)   Participation Agreement among Variable Insurance Products Fund II,
                        Fidelity Distributors Corporation and Provident Mutual Life Insurance
                        Company of Philadelphia.5
                  (d)   Participation Agreement among Scudder Variable Life Investment Fund,
                        Provident Mutual Life Insurance Company of Philadelphia and
                        Providentmutual Life and Annuity Company of America.2

                  (e)   Reimbursement Agreement among Scudder, Stevens & Clark, Inc. and
                        Provident Mutual Life Insurance Company of Philadelphia and
                        Providentmutual Life and Annuity Company of America.2
                  (f)   Participating Contract and Policy Agreement between Scudder Investor
                        Services, Inc. and PML Securities Company.3
                  (g)   Fund Participation Agreement between Provident Mutual Life Insurance
                        Company of Philadelphia and Dreyfus Variable Investment Fund.5
                  (h)   Participation Agreement by and among Quest for Value Accumulation Trust,
                        Provident Mutual Life Insurance Company of Philadelphia and Quest for
                        Value Distributors.5
                  (i)   Service Agreement between Providentmutual Life and Annuity Company of
                        America and Provident Mutual Life Insurance Company of Philadelphia.4
           (9)    Consent of M. Diane Koken, Esquire.
           (10)   (a)   Consent of Sutherland, Asbill & Brennan, L.L.P.
                  (b)   Consent of Scott V. Carney, FSA, MAAA.
                  (c)   Consent of Coopers & Lybrand, L.L.P., Independent Accountants.
           (11)   No financial statements will be omitted from Item 23.
           (12)   Not applicable.
           (13)   Schedule for computation of performance data.5


---------------
 1 Incorporated by reference to the Registration Statement by Provident Mutual
   Life Insurance Company of Philadelphia on Form N-4 (33-62588) filed on May 12, 1993.
 2 Incorporated by reference to Pre-Effective Amendment No. 1 to the
   Registration Statement by Providentmutual Life and Annuity Company of America on Form N-4 (33-65512) filed on September 16, 1993.
 3 Incorporated by reference to the Registration Statement by Providentmutual
   Life and Annuity Company of America on Form N-4 (33-65512) filed on July 2, 1993.
 4 Incorporated by reference to Pre-Effective Amendment No. 1 to the
   Registration Statement by Providentmutual Life and Annuity Company of America on Form N-4 (33-44180) filed on March 17, 1992.
 5 Incorporated by reference to the Registration Statement by Provident Mutual
   Life Insurance Company of Philadelphia on Form N-4 (33-70926) filed on April 29, 1994.

Item 25.  Directors and Officers of the Depositor


         NAME AND PRINCIPAL BUSINESS ADDRESS*           POSITION AND OFFICES WITH DEPOSITOR
------------------------------------------------------  ------------------------------------
Robert W. Kloss.......................................  Director, President and CEO
Dr. Dorothy M. Brown..................................  Director
  16 Meredith Road
  Wynnewood, PA 19096
Robert J. Casale......................................  Director
  Brokerage Ins. Svcs. Group
  2 Journal Square
  Jersey City, NJ 07306

         NAME AND PRINCIPAL BUSINESS ADDRESS*           POSITION AND OFFICES WITH DEPOSITOR
------------------------------------------------------  ------------------------------------
Nicholas DeBenedictus.................................  Director
  Philadelphia Suburban Corp.
  762 Lancaster Avenue
  Bryn Mawr, PA 19010
Philip C. Herr III....................................  Director
  Herr, Potts & Herr
  100 Matsonford Rd., Suite 446
  Radnor, PA 19087
J. Richard Jones......................................  Director
  Jackson Cross Co.
  100 North 20th Street
  Philadelphia, PA 19103
John A. Miller........................................  Director
  1946 Montgomery Avenue
  Villanova, PA 19085
John P. Neafsey.......................................  Director
  13 Valley Road
  So. Norwalk, CT 06854
Charles L. Orr........................................  Director
  Shaklee Corporation
  Shaklee Terrace
  444 Market Street
  San Francisco, CA 94111
William A. Pollard....................................  Director
  26 Main Street
  Essex, CT 06426
Donald A. Scott.......................................  Director
  2000 One Logan Square
  Philadelphia, PA 19103
John J. F. Sherrerd...................................  Director
  One Tower Bridge
  West Conshohocken, PA 19428
Harold A. Sorgenti....................................  Director
  Mellon Center, Suite 3905
  1735 Market Street
  Philadelphia, PA 19103
Joan C. Turnbull......................................  Executive Vice President --
                                                        Individual Insurance Operations
Stanley R. Reber......................................  Executive Vice President
                                                        and Chief Investment Officer
Mary Lynn Finelli.....................................  Executive Vice President
                                                        and Chief Financial Officer

         NAME AND PRINCIPAL BUSINESS ADDRESS*           POSITION AND OFFICES WITH DEPOSITOR
------------------------------------------------------  ------------------------------------
Alan F. Hinkle........................................  Executive Vice President -- Chief
                                                        Actuary
Linda M. Springer.....................................  Vice President and Controller
Rosanne Gatta.........................................  Vice President and Treasurer
M. Diane Koken........................................  Vice President, General Counsel and
                                                        Secretary


---------------
* The principal business address for each officer and director is 1050 Westlakes Drive, Berwyn, PA 19312, unless otherwise indicated.

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant


                                                    PERCENT OF VOTING
            NAME                JURISDICTION         SECURITIES OWNED           PRINCIPAL BUSINESS
----------------------------    -------------    ------------------------    ------------------------
Provident Mutual                Pennsylvania     Mutual Company              Life & Health Insurance
  Life Insurance Company*
  (Provident Mutual)
Providentmutual Life and        Delaware         Ownership of all            Life & Health Insurance
  Annuity Company                                voting securities
  of America*                                    by Provident Mutual
Provident Mutual                Delaware         Ownership of all voting     Life & Health Insurance
  International                                  securities by
  Life Insurance Company                         Provident Mutual
Providentmutual                 Pennsylvania     Ownership of all            Holding Company
  Holding Company (PHC)*                         voting securities
                                                 by Provident Mutual
1717 Capital Management         Pennsylvania     Ownership of all voting     Broker/Dealer
  Company*                                       securities by PHC
  (formerly, PML Securities
  Company)
Providentmutual Investment      Pennsylvania     Ownership of all voting     Investment Adviser
  Management Company*                            securities by PHC
Washington Square               Pennsylvania     Ownership of all voting     Administrative Services
  Administrative Services,                       securities by PHC
  Inc.*
Institutional Concepts,         New York         Ownership of all voting     Insurance Agency
  Inc.*                                          securities by PHC
Provestco, Inc.*                Delaware         Ownership of all voting     Real Estate Investment
                                                 securities by PHC
PNAM, Inc.*                     Delaware         Ownership of all voting     Holding Company
                                                 securities by PHC
Sigma American                  Delaware         Ownership of 80.2%          Investment Management
  Corporation*                                   voting securities by PHC    and Advisory Services
                                                 and 19.8% by Provident
                                                 Mutual

                                                    PERCENT OF VOTING
            NAME                JURISDICTION         SECURITIES OWNED           PRINCIPAL BUSINESS
----------------------------    -------------    ------------------------    ------------------------
Provident Mutual                Delaware         Ownership of all voting     Investment Management
  Management Co., Inc.*                          securities by Sigma         and Advisory Services
                                                 American Corporation
Software Development            Pennsylvania     Ownership of all            Development and
  Corporation*                                   voting securities           Marketing of Computer
                                                 by PHC                      Software
Market Street Fund, Inc.**      Maryland                                     Mutual Fund

---------------
 * File Consolidated Financial Statements.
** File Separate Financial Statements.

Item 27.  Number of Policyowners


     As of December 31, 1996 there were a total of 824 individual flexible premium deferred variable annuity contracts (File No. 33-70926) in force--318 non-qualified and 506 qualified.


Item 28.  Indemnification

     The By-Laws of Provident Mutual Life Insurance Company provide, in part in
Article VIII, as follows:

                                  ARTICLE VIII

           INDEMNIFICATION OF DIRECTORS, OFFICERS, AND OTHER PERSONS

     Section 1. To the fullest extent permitted by Law, the Company shall indemnify any present, former or future Director, officer or employee of the Company or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, against the reasonable expenses, including attorney's fees, actually incurred in connection with the defense of any threatened, pending or completed action, suit or other proceeding whether civil, criminal, administrative or investigative to which any of them is made a party because of service as Director, officer, or employee of the Company or such other corporation, partnership, joint venture, trust or other enterprise or association, or in connection with any appeal therein, and against any amounts paid by such Director, officer, or employee in settlement of, or in satisfaction of a judgment, penalty, damage, settlement amount, excise tax assessed with respect to an employee benefit plan or fine in any such action, suit or other proceeding, including one by or in the right of the Company, a class of members or otherwise; except expenses incurred in defense of or amount paid in connection with any action, suit or other proceeding in which such Director, officer, or employee shall be adjudged to be liable for willful misconduct, or recklessness in the performance of his or her duty. The termination of any such action, suit or other proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere shall not itself be deemed an adjudication of willful misconduct or recklessness.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


     (a) 1717 Capital Management Company ("1717") is the principal underwriter of the Contracts as defined in the investment Company of 1940. 1717 is also principal underwriter for the Fund and the variable life separate accounts of Provident Mutual and the Providentmutual Variable Annuity Separate Account.


     (b) The following information is furnished with respect to the officers and directors of 1717 Company:


      NAME AND PRINCIPAL            POSITIONS AND OFFICES             POSITIONS AND OFFICES
       BUSINESS ADDRESS*                  WITH 1717                      WITH DEPOSITOR
-------------------------------  ----------------------------  -----------------------------------
Robert W. Kloss**..............  Director                      President and CEO
Joan C. Turnbull...............  Director                      Executive Vice President --
                                                               Individual Insurance Operations
Mary Lynn Finelli..............  Director                      Executive Vice President and
                                                               Chief Financial Officer
Alan F. Hinkle**...............  Director                      Executive Vice President --
                                                               Chief Actuary
Stanley R. Reber**.............  Director                      Executive Vice President and
                                                               Chief Investment Officer
Lance A. Reihl.................  President                     None
Louis A. Aviola, Jr............  Vice President &              None
                                 Manager of Operations
Linda Springer**...............  Financial Reporting Officer   Vice President & Controller
Anthony Mastrangelo**..........  Financial Officer             None
Adam Scaramella**..............  Legal Officer & Secretary     Counsel
Rosanne Gatta**................  Treasurer                     Assistant Vice President and
                                                               Treasurer
William P. Loesche**...........  Assistant Secretary           Counsel and Assistant Secretary
Anthony Giampetro**............  Assistant Treasurer           Assistant Treasurer


---------------
 * Unless otherwise indicated, principal business address is Christiana Executive Campus, P.O. Box 15626, Wilmington, DE 19850.
** Principal business address is 1050 Westlakes Drive, Berwyn, PA 19312.

   Item 30.  Location of Accounts and Records

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Provident Mutual Life Insurance Company at 300 Continental Drive, Newark, DE 19713 or at 1050 Westlakes Drive, Berwyn, PA 19312.

Item 31.  Management Services

     All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings

     (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     (d) Reliance on No-Action Letter Regarding Section 403(b) Retirement Plan. Provident Mutual and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.


                        REPRESENTATION OF REASONABLENESS



     Provident Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Provident Mutual Life Insurance Company.

                                   SIGNATURES


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, AND THE INVESTMENT COMPANY ACT OF 1940 THE REGISTRANT, PROVIDENT MUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT CERTIFIES THAT IT MEETS ALL THE REQUIREMENTS FOR EFFECTIVENESS OF THIS POST-EFFECTIVE AMENDMENT PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933 AND, HAS CAUSED THIS POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF, IN THE CITY OF BERWYN, COMMONWEALTH OF PENNSYLVANIA ON THIS 29TH DAY OF APRIL, 1997.


                                            PROVIDENT MUTUAL VARIABLE ANNUITY
                                              SEPARATE ACCOUNT (REGISTRANT)



Attest: /s/ M. DIANE KOKEN                        By: /s/ ROBERT W. KLOSS
  -------------------------------------------     ---------------------------------------------
                                                  ROBERT W. KLOSS
                                                  President and CEO


                                            By: PROVIDENT MUTUAL LIFE INSURANCE
                                                COMPANY (DEPOSITOR)



Attest: /s/ M. DIANE KOKEN                        By: /s/ ROBERT W. KLOSS
  -------------------------------------------     ---------------------------------------------
                                                  ROBERT W. KLOSS
                                                  President and CEO


     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS POST-EFFECTIVE AMENDMENT TO THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED.


                 SIGNATURES                                  TITLE                     DATE
---------------------------------------------    -----------------------------    ---------------

             /s/ ROBERT W. KLOSS                 President and Chief              April 29, 1997
---------------------------------------------      Executive Officer
               ROBERT W. KLOSS                     (Principal Executive
                                                   Officer)

            /s/ MARY LYNN FINELLI                Executive Vice President and     April 29, 1997
---------------------------------------------      Chief Financial Officer
              MARY LYNN FINELLI                    (Principal Financial
                                                   Officer)
            /s/ LINDA M. SPRINGER                Vice President and Controller    April 29, 1997
---------------------------------------------      (Principal Accounting
              LINDA M. SPRINGER                    Officer)

            /s/ DOROTHY M. BROWN                 Director                         April 29, 1997
---------------------------------------------
              DOROTHY M. BROWN

            /s/ ROBERT J. CASALE                 Director                         April 29, 1997
---------------------------------------------
              ROBERT J. CASALE

                 SIGNATURES                                  TITLE                     DATE
---------------------------------------------    -----------------------------    ---------------


          /s/ NICHOLAS DEBENEDICTUS              Director                         April 29, 1997
---------------------------------------------
            NICHOLAS DEBENEDICTUS

             /s/ PHILIP C. HERR                  Director                         April 29, 1997
---------------------------------------------
               PHILIP C. HERR

            /s/ J. RICHARD JONES                 Director                         April 29, 1997
---------------------------------------------
              J. RICHARD JONES

             /s/ JOHN A. MILLER                  Director                         April 29, 1997
---------------------------------------------
               JOHN A. MILLER

             /s/ JOHN P. NEAFSEY                 Director                         April 29, 1997
---------------------------------------------
               JOHN P. NEAFSEY

             /s/ CHARLES L. ORR                  Director                         April 29, 1997
---------------------------------------------
               CHARLES L. ORR

           /s/ WILLIAM A. POLLARD                Director                         April 29, 1997
---------------------------------------------
             WILLIAM A. POLLARD

             /s/ DONALD A. SCOTT                 Director                         April 29, 1997
---------------------------------------------
               DONALD A. SCOTT

           /s/ JOHN J. F. SHERRERD               Director                         April 29, 1997
---------------------------------------------
             JOHN J. F. SHERRERD

           /s/ HAROLD A. SORGENTI                Director                         April 29, 1997
---------------------------------------------
             HAROLD A. SORGENTI

                                 EXHIBIT INDEX


EXHIBITS                                                                                    PAGE
--------                                                                                    ----
 9.         Consent of M. Diane Koken, Esquire
10.(a)      Consent of Sutherland, Asbill & Brennan, L.L.P.
   (b)      Consent of Scott V. Carney, FSA, MAAA
   (c)      Consent of Coopers & Lybrand L.L.P., Independent Accountants